Item 1. Schedule of Investments

T. ROWE PRICE EQUITY INDEX 500 FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares/$Par	Value
(Cost and value in $ 000s)
COMMON STOCKS 97.0%
CONSUMER DISCRETIONARY 10.5%
Auto Components 0.2%
Cooper Tire §	32,941	503
Dana	69,396	653
Delphi §	272,717	753
Goodyear Tire & Rubber *§	81,750	1,274
Johnson Controls	93,329	5,791
Visteon	59,057	578
		9,552
Automobiles 0.4%
Ford Motor §	897,828	8,853
GM §	273,866	8,383
Harley-Davidson §	135,490	6,563
		23,799
Distributors 0.1%
Genuine Parts	82,012	3,518
		3,518
Diversified Consumer Services 0.2%
Apollo Group, Class A *	78,139	5,187
H&R Block	158,338	3,797
		8,984
Hotels, Restaurants & Leisure 1.4%
Carnival	209,098	10,451
Darden Restaurants	68,152	2,070
Harrah's Entertainment	88,930	5,797
Hilton	158,636	3,541
International Game Technology	163,964	4,427
Marriott, Class A	82,955	5,226
McDonald's	603,564	20,213
Starbucks *	184,843	9,261
Starwood Hotels & Resorts Worldwide, Equity Units	105,345	6,023
Wendy's	53,935	2,435
Yum! Brands	137,810	6,671
		76,115
Household Durables 0.6%
Black & Decker	37,534	3,081
Centex	61,092	3,945
D. R. Horton	130,000	4,709
Fortune Brands	70,589	5,741
KB Home	39,124	2,864
Leggett & Platt	90,896	1,836
Maytag §	36,379	664
Newell Rubbermaid §	130,825	2,963
Pulte	113,672	4,879
Snap-On	26,500	957
Stanley Works	35,117	1,639
Whirlpool	31,852	2,414
		35,692
Internet & Catalog Retail 0.4%
eBay *	537,943	22,163
		22,163
Leisure Equipment & Products 0.2%
Brunswick	48,030	1,812
Eastman Kodak §	134,962	3,284
Hasbro	81,521	1,602
Mattel	198,019	3,303
		10,001
Media 3.4%
Clear Channel Communications	262,945	8,648
Comcast, Class A *	1,063,984	31,260
Disney §	974,268	23,509
Dow Jones §	37,213	1,421
Gannett	117,898	8,115
Interpublic Group *	198,700	2,313
Knight-Ridder	35,888	2,106
McGraw-Hill	181,024	8,696
Meredith	21,176	1,056
New York Times, Class A §	69,591	2,070
News Corp., Class A	1,186,889	18,504
Omnicom	87,033	7,278
Time Warner	2,273,645	41,176
Tribune	142,364	4,825
Univision Communications, Class A *	111,606	2,961
Viacom, Class B	767,635	25,340
		189,278
Multiline Retail 1.1%
Big Lots *§	51,734	569
Dillards, Class A §	36,255	757
Dollar General §	155,522	2,852
Family Dollar Stores	77,309	1,536
Federated Department Stores	128,492	8,592
J.C. Penney	125,422	5,948
Kohl's *	167,022	8,381
Nordstrom	117,702	4,040
Sears Holding *§	48,629	6,050
Target	428,617	22,258
		60,983
Specialty Retail 2.1%
Autonation *	107,151	2,140
AutoZone *	31,545	2,626
Bed Bath & Beyond *	140,622	5,650
Best Buy	196,213	8,541
Circuit City	91,797	1,575
GAP	280,801	4,894
Home Depot	1,036,995	39,551
Lowes	377,759	24,328
Office Depot *	153,339	4,554
OfficeMax	32,558	1,031
RadioShack §	75,543	1,873
Sherwin-Williams	60,899	2,684
Staples	356,171	7,594
The Limited	180,301	3,684
Tiffany	68,607	2,729
TJX	224,964	4,607
		118,061
Textiles, Apparel, & Luxury Goods 0.4%
Coach *	184,190	5,776
Jones Apparel Group §	56,059	1,598
Liz Claiborne	52,343	2,058
Nike, Class B	92,535	7,558
Reebok	27,419	1,551
V. F.	46,927	2,721
		21,262
Total Consumer Discretionary		579,408

CONSUMER STAPLES 9.4%
Beverages 2.1%
Anheuser-Busch	376,326	16,197
Brown-Forman, Class B	43,031	2,562
Coca-Cola	1,006,032	43,450
Coca-Cola Enterprises	169,674	3,309
Constellation Brands, Class A *	92,000	2,392
Molson Coors Brewing, Class B §	27,756	1,777
Pepsi Bottling Group	67,244	1,920
PepsiCo	809,065	45,882
		117,489
Food & Staples Retailing 2.2%
Albertsons §	178,540	4,580
Costco Wholesale	232,107	10,001
CVS	393,892	11,427
Kroger *	346,553	7,136
Safeway	214,181	5,483
Supervalu	65,513	2,039
Sysco	306,504	9,615
Wal-Mart	1,210,157	53,029
Walgreen	495,360	21,523
		124,833
Food Products 1.1%
Archer-Daniels-Midland	315,116	7,771
Campbell Soup	89,549	2,664
ConAgra	247,061	6,115
General Mills	175,429	8,456
Heinz	165,559	6,049
Hershey Foods	88,906	5,006
Kellogg	124,136	5,726
McCormick	65,205	2,128
Sara Lee	374,108	7,089
Tyson Foods, Class A	117,600	2,123
Wrigley	93,283	6,705
		59,832
Household Products 1.9%
Clorox	73,897	4,104
Colgate-Palmolive	251,691	13,287
Kimberly-Clark	230,640	13,730
Procter & Gamble	1,233,090	73,320
		104,441
Personal Products 0.6%
Alberto Culver, Class B	39,686	1,776
Avon	224,361	6,058
Gillette	435,488	25,345
		33,179
Tobacco 1.5%
Altria Group	1,005,606	74,123
Reynolds American §	41,399	3,437
UST	77,615	3,249
		80,809
Total Consumer Staples		520,583
ENERGY 9.9%
Energy Equipment & Services 1.6%
Baker Hughes	164,996	9,847
BJ Services	154,422	5,558
Halliburton	246,354	16,880
Nabors Industries *	76,296	5,480
National Oilwell Varco *	82,227	5,411
Noble Drilling	65,080	4,455
Rowan	52,595	1,867
Schlumberger	285,059	24,053
Transocean *	159,275	9,765
Weatherford International *	67,100	4,607
		87,923
Oil, Gas & Consumable Fuels 8.3%
Amerada Hess	41,084	5,649
Anadarko Petroleum	114,470	10,961
Apache	159,337	11,985
Burlington Resources	183,723	14,940
Chevron	1,090,721	70,602
ConocoPhillips	674,194	47,133
Devon Energy	225,712	15,493
El Paso Corporation §	319,272	4,438
EOG Resources §	116,354	8,715
ExxonMobil	3,055,082	194,120
Kerr-McGee	55,776	5,417
Kinder Morgan	46,184	4,441
Marathon Oil	177,341	12,224
Murphy Oil	77,500	3,865
Occidental Petroleum	193,697	16,548
Sunoco	65,374	5,112
Valero Energy	148,057	16,739
Williams Companies	277,270	6,946
XTO Energy	174,919	7,927
		463,255
Total Energy		551,178

FINANCIALS 19.5%
Capital Markets 2.9%
Bank of New York	377,156	11,092
Bear Stearns	54,023	5,929
Charles Schwab	503,299	7,263
E*TRADE Financial *	174,551	3,072
Federated Investors, Class B	47,351	1,573
Franklin Resources	71,937	6,040
Goldman Sachs	225,284	27,390
Janus Capital Group	105,215	1,520
Lehman Brothers	131,723	15,343
Mellon Financial	201,706	6,449
Merrill Lynch	448,726	27,529
Morgan Stanley	526,224	28,385
Northern Trust	97,332	4,920
State Street	160,423	7,848
T. Rowe Price Group †	62,876	4,106
		158,459
Commercial Banks 5.3%
AmSouth	169,019	4,269
Bank of America	1,946,859	81,963
BB&T	265,258	10,358
Comerica	80,685	4,752
Compass Bancshares	58,200	2,667
Fifth Third Bancorp	269,396	9,895
First Horizon National §	58,295	2,119
Huntington Bancshares	109,358	2,457
KeyCorp	198,184	6,391
M & T Bank	39,162	4,140
Marshall & Ilsley	101,909	4,434
National City	282,587	9,450
North Fork Bancorporation	231,792	5,911
PNC Financial Services Group	140,822	8,171
Regions Financial §	220,452	6,861
SunTrust	175,611	12,196
Synovus Financial §	151,117	4,189
U.S. Bancorp	885,522	24,866
Wachovia	764,297	36,373
Wells Fargo	817,568	47,885
Zions Bancorp	42,228	3,007
		292,354
Consumer Finance 1.3%
American Express	601,199	34,533
Capital One Financial	139,821	11,119
MBNA	609,127	15,009
Providian Financial *	138,190	2,443
SLM Corporation	202,224	10,847
		73,951
Diversified Financial Services 3.4%
CIT Group	100,648	4,547
Citigroup	2,504,992	114,027
J.P. Morgan Chase	1,702,063	57,751
Moody's	131,588	6,722
Principal Financial Group	139,992	6,631
		189,678
Insurance 4.4%
ACE Limited	139,702	6,576
AFLAC	242,984	11,007
Allstate	318,367	17,602
Ambac	50,975	3,673
American International Group	1,257,417	77,910
Aon	151,995	4,876
Chubb	96,194	8,614
Cincinnati Financial	84,623	3,545
Hartford Financial Services	145,175	11,203
Jefferson Pilot	63,797	3,264
Lincoln National	83,334	4,335
Loews	65,694	6,071
Marsh & McLennan §	259,193	7,877
MBIA §	64,586	3,915
MetLife	366,324	18,254
Progressive Corporation	95,630	10,019
Prudential	247,895	16,748
SAFECO	59,829	3,194
St. Paul Companies	327,296	14,686
Torchmark	48,664	2,571
UnumProvident §	141,029	2,891
XL Capital	66,676	4,536
		243,367
Real Estate 0.7%
Apartment Investment & Management, Class A, REIT	46,319	1,796
Archstone-Smith Trust, REIT	100,935	4,024
Equity Office Properties, REIT	198,852	6,505
Equity Residential, REIT	136,175	5,154
Plum Creek Timber, REIT	88,868	3,369
ProLogis, REIT	119,721	5,305
Public Storage, REIT	40,000	2,680
Simon Property Group, REIT	88,629	6,569
Vornado Realty Trust, REIT	57,100	4,946
		40,348
Thrifts & Mortgage Finance 1.5%
Countrywide Credit	288,167	9,504
Fannie Mae	469,008	21,021
Freddie Mac	334,819	18,904
Golden West Financial	123,761	7,350
MGIC Investment	45,445	2,917
Sovereign Bancorp	172,766	3,808
Washington Mutual	426,120	16,712
		80,216
Total Financials		1,078,373

HEALTH CARE 12.9%
Biotechnology 1.5%
Amgen *	597,632	47,613
Applera	94,398	2,194
Biogen Idec *	163,159	6,442
Chiron *	52,877	2,307
Genzyme *	124,335	8,907
Gilead Sciences *	220,967	10,774
MedImmune *	117,598	3,957
		82,194
Health Care Equipment & Supplies 2.1%
Bausch & Lomb	25,597	2,065
Baxter International	301,449	12,019
Becton, Dickinson	120,312	6,308
Biomet	120,551	4,184
Boston Scientific *	286,111	6,686
C R Bard	49,454	3,265
Fisher Scientific *	59,072	3,665
Guidant	159,962	11,020
Hospira *§	75,262	3,084
Medtronic	586,827	31,466
Millipore *	24,340	1,531
PerkinElmer	60,000	1,222
St. Jude Medical *	176,621	8,266
Stryker	140,751	6,957
Thermo Electron *	76,563	2,366
Waters Corporation *	56,235	2,339
Zimmer Holdings *	119,781	8,252
		114,695
Health Care Providers & Services 2.9%
Aetna	140,411	12,095
AmerisourceBergen	49,481	3,825
Cardinal Health §	206,802	13,120
Caremark RX *	218,115	10,890
CIGNA	62,316	7,345
Coventry Health Care *	51,000	4,387
Express Scripts *	70,440	4,381
HCA	218,988	10,494
Health Management, Class A §	115,712	2,716
Humana *	77,854	3,728
IMS Health	108,618	2,734
Laboratory Corporation of America *	63,200	3,078
Manor Care	39,999	1,536
McKesson	149,359	7,087
Medco *	147,396	8,082
Quest Diagnostics	87,296	4,412
Tenet Healthcare *	221,033	2,482
UnitedHealth Group	612,046	34,397
WellPoint *	297,374	22,547
		159,336
Pharmaceuticals 6.4%
Abbott Laboratories	753,117	31,932
Allergan	62,166	5,696
Bristol Myers Squibb	947,710	22,802
Eli Lilly	549,280	29,398
Forest Laboratories *	164,614	6,415
Johnson & Johnson	1,441,290	91,205
King Pharmaceuticals *	112,375	1,728
Merck	1,063,864	28,948
Mylan Laboratories	125,105	2,410
Pfizer	3,569,814	89,138
Schering-Plough	715,366	15,058
Watson Pharmaceuticals *	53,219	1,948
Wyeth	649,747	30,064
		356,742
Total Health Care		712,967

INDUSTRIALS & BUSINESS SERVICES 10.7%
Aerospace & Defense 2.2%
Boeing	397,680	27,022
General Dynamics	97,356	11,639
Goodrich	56,635	2,511
Honeywell International	414,366	15,539
L-3 Communication	56,869	4,497
Lockheed Martin	176,344	10,764
Northrop Grumman	172,959	9,400
Raytheon	218,758	8,317
Rockwell Collins	85,481	4,130
United Technologies	496,596	25,744
		119,563
Air Freight & Logistics 0.9%
Fedex	146,580	12,771
Ryder System	29,593	1,013
UPS, Class B	536,469	37,086
		50,870
Airlines 0.1%
Southwest Airlines	352,845	5,240
		5,240
Building Products 0.2%
American Standard	88,821	4,135
Masco	206,354	6,331
		10,466
Commercial Services & Supplies 0.7%
Acco Brands *	16,472	465
Allied Waste Industries *§	131,793	1,114
Avery Dennison §	53,577	2,807
Cendant	506,789	10,460
Cintas	70,411	2,890
Equifax	62,845	2,196
PHH *	21,986	604
Pitney Bowes	110,038	4,593
R.R. Donnelley	102,942	3,816
Robert Half International	81,962	2,917
Waste Management	270,010	7,725
		39,587
Construction & Engineering 0.1%
Fluor	41,245	2,655
		2,655
Electrical Equipment 0.4%
American Power Conversion §	86,938	2,252
Cooper Industries, Class A	43,721	3,023
Emerson Electric	200,180	14,373
Power-One *§	37,900	210
Rockwell Automation §	88,046	4,657
		24,515
Industrial Conglomerates 4.2%
3M	370,701	27,195
GE	5,136,368	172,941
Textron	64,195	4,604
Tyco International	980,646	27,311
		232,051
Machinery 1.3%
Caterpillar	327,784	19,257
Cummins Engine	22,449	1,975
Danaher	115,119	6,197
Deere	116,998	7,160
Dover	97,809	3,990
Eaton	72,102	4,582
Illinois Tool Works	101,139	8,327
Ingersoll-Rand, Class A	163,448	6,249
ITT Industries	44,133	5,013
Navistar *	30,339	984
PACCAR	82,471	5,599
Pall	57,742	1,588
Parker Hannifin	56,472	3,632
		74,553
Road & Rail 0.6%
Burlington Northern Santa Fe	180,935	10,820
CSX	103,552	4,813
Norfolk Southern	195,969	7,949
Union Pacific	127,788	9,162
		32,744
Trading Companies & Distributors 0.0%
W. W. Grainger	40,232	2,531
		2,531
Total Industrials & Business Services		594,775

INFORMATION TECHNOLOGY 14.8%
Communications Equipment 2.7%
ADC Telecommunications *	53,597	1,225
Andrew *§	80,000	892
Avaya *§	229,589	2,365
CIENA *	258,708	683
Cisco Systems *	3,096,509	55,520
Comverse Technology *	95,407	2,506
Corning *	713,269	13,787
JDS Uniphase *§	779,561	1,731
Lucent Technologies *§	2,152,713	6,996
Motorola	1,196,336	26,427
QUALCOMM	789,985	35,352
Scientific-Atlanta	72,318	2,713
Tellabs *	215,279	2,265
		152,462
Computers & Peripherals 3.6%
Apple Computer *	402,032	21,553
Dell *	1,161,624	39,728
EMC *	1,168,063	15,115
Gateway *§	158,010	427
Hewlett-Packard	1,388,143	40,534
IBM	773,258	62,031
Lexmark International *	59,609	3,639
NCR *	88,098	2,811
Network Appliance *	178,323	4,233
QLogic *§	41,939	1,434
Sun Microsystems *	1,622,308	6,359
		197,864
Electronic Equipment & Instruments 0.3%
Agilent Technologies *	239,436	7,841
Jabil Circuit *	88,774	2,745
Molex	80,276	2,142
Sanmina-SCI *§	257,767	1,106
Solectron *	469,768	1,837
Symbol Technologies	116,049	1,123
Tektronix	40,996	1,034
		17,828
Internet Software & Services 0.4%
Monster Worldwide *	58,353	1,792
Yahoo! *	607,596	20,561
		22,353
IT Services 1.0%
Affiliated Computer Services, Class A *	59,353	3,241
Automatic Data Processing	281,181	12,102
Computer Sciences *	87,611	4,145
Convergys *	65,106	936
Electronic Data Systems	246,695	5,536
First Data	373,903	14,956
Fiserv *	91,715	4,207
Paychex	169,805	6,296
Sabre Holdings, Class A	60,601	1,229
Unisys *	156,967	1,042
		53,690
Office Electronics 0.1%
Xerox *	464,756	6,344
		6,344
Semiconductor & Semiconductor Equipment 3.2%
Advanced Micro Devices *§	190,506	4,801
Altera *	178,216	3,406
Analog Devices	180,274	6,695
Applied Materials	782,171	13,266
Applied Micro Circuits *	135,907	408
Broadcom, Class A *	138,618	6,503
Freescale Semiconductor, Class B *	191,827	4,523
Intel	2,952,216	72,772
KLA-Tencor	94,328	4,599
Linear Technology	145,914	5,485
LSI Logic *§	185,787	1,830
Maxim Integrated Products	158,879	6,776
Micron Technology *§	298,536	3,971
National Semiconductor §	165,414	4,350
Novellus Systems *	66,625	1,671
NVIDIA *	79,304	2,719
PMC-Sierra *	84,732	746
Teradyne *	90,973	1,501
Texas Instruments	788,984	26,747
Xilinx	167,483	4,664
		177,433
Software 3.5%
Adobe Systems	238,142	7,108
Autodesk	109,696	5,094
BMC Software *§	106,934	2,256
Citrix Systems *	81,606	2,052
Computer Associates	224,476	6,243
Compuware *	188,313	1,789
Electronic Arts *	145,420	8,273
Intuit *	89,042	3,990
Mercury Interactive *	41,764	1,654
Microsoft	4,463,853	114,855
Novell *§	176,509	1,315
Oracle *	1,827,267	22,640
Parametric Technology *	124,544	868
Siebel Systems	253,809	2,622
Symantec *	580,367	13,151
		193,910
Total Information Technology		821,884

MATERIALS 2.8%
Chemicals 1.4%
Air Products and Chemicals	108,683	5,993
Ashland	35,953	1,986
Chemtura	1,378	17
Dow Chemical	467,299	19,472
DuPont	482,023	18,881
Eastman Chemical	38,504	1,809
Ecolab	89,189	2,848
Engelhard	55,971	1,562
Hercules *	51,769	633
International Flavors & Fragrances	43,054	1,534
Monsanto	130,076	8,162
PPG Industries	82,023	4,855
Praxair	156,639	7,508
Rohm & Haas	70,468	2,898
Sigma Aldrich	33,068	2,118
		80,276
Construction Materials 0.1%
Vulcan Materials	48,083	3,568
		3,568
Containers & Packaging 0.2%
Ball	53,302	1,958
Bemis	52,452	1,296
Pactiv *	69,373	1,215
Sealed Air *§	40,220	1,909
Temple-Inland	58,478	2,389
		8,767
Metals & Mining 0.7%
Alcoa	422,783	10,325
Allegheny Technologies	41,649	1,290
Freeport McMoRan Copper Gold, Class B §	86,419	4,199
Newmont Mining	216,119	10,194
Nucor	76,706	4,525
Phelps Dodge	46,204	6,003
USX-U.S. Steel Group	54,794	2,321
		38,857
Paper & Forest Products 0.4%
Georgia-Pacific	124,824	4,251
International Paper	237,623	7,081
Louisiana Pacific	54,268	1,503
MeadWestvaco	90,969	2,513
Neenah Paper §	6,127	180
Weyerhaeuser	118,692	8,160
		23,688
Total Materials		155,156

TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 2.2%
AT&T	388,614	7,695
BellSouth	887,799	23,349
Centurytel	63,175	2,210
Citizens Communications	163,113	2,210
Qwest Communications International *§	801,619	3,287
SBC Communications	1,600,182	38,356
Verizon Communications	1,339,293	43,781
		120,888
Wireless Telecommunication Services 0.8%
Alltel	184,885	12,038
Sprint Nextel	1,420,524	33,780
		45,818
Total Telecommunication Services		166,706

UTILITIES 3.5%
Electric Utilities 1.6%
Allegheny Energy *§	76,395	2,347
American Electric Power	190,444	7,561
CINergy	95,186	4,227
Edison International	157,744	7,458
Entergy	100,721	7,486
Exelon §	324,910	17,363
FirstEnergy	159,768	8,327
FPL Group	190,782	9,081
Pinnacle West Capital	46,626	2,055
PPL	180,958	5,851
Progress Energy	121,651	5,444
Southern Company	361,886	12,941
		90,141
Gas Utilities 0.0%
NICOR §	19,964	839
Peoples Energy §	17,385	685
		1,524
Independent Power Producers & Energy Traders 0.7%
AES *	310,393	5,100
Calpine *§	246,857	639
Constellation Energy Group	84,960	5,234
Duke Energy	448,612	13,086
Dynegy, Class A *§	167,136	787
TXU	116,284	13,126
		37,972
Multi-Utilities 1.2%
Ameren §	96,664	5,170
CenterPoint Energy §	150,029	2,231
CMS Energy *§	106,120	1,746
Consolidated Edison §	118,451	5,751
Dominion Resources	165,029	14,216
DTE Energy	86,188	3,953
KeySpan	81,295	2,990
NiSource	127,678	3,096
PG&E	180,714	7,093
Public Service Enterprise	115,747	7,449
Sempra Energy	121,954	5,739
Teco Energy	97,176	1,751
Xcel Energy §	191,854	3,762
		64,947
Total Utilities		194,584
Total Common Stocks (Cost $4,379,568)		5,375,614

SHORT-TERM INVESTMENTS 3.4%
Money Market Fund 3.2%
T. Rowe Price Reserve Investment Fund, 3.79% #†	178,478,003	178,478
		178,478
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 3.20%, 10/13/05 ++	11,000,000	10,988
		10,988
Total Short-Term Investments (Cost $189,466)		189,466

FUTURES CONTRACTS 0.0%
Variation margin receivable (payable) on open futures
contracts (2)	0	380
Total Futures Contracts (Cost $0)		380

SECURITIES LENDING COLLATERAL 1.9%
Money Market Pooled Account 1.9%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 3.73% #	106,570,865	106,571
Total Securities Lending Collateral (Cost $106,571)		106,571

Total Investments in Securities
102.3% of Net Assets (Cost $4,675,605)		$5,672,031

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
§	All or a portion of this security is on loan at September 30,
2005 - See Note 2
++	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2005
†	Affiliated company – See Note 4
REIT	Real Estate Investment Trust

(2) Open Futures Contracts at September 30, 2005 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 27 S&P 500 contracts,
$542 par of 3.20% U.S. Treasury Bills
pledged as initial margin	12/05	$8,332	$90
Long, 2,482 S&P Mini 500 contracts,
$9,958 par of 3.20% U.S. Treasury Bills
pledged as initial margin	12/05	153,177	(443)

Net payments (receipts) of variation
margin to date			733
Variation margin receivable (payable)
on open futures contracts			$380

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the Standard & Poor’s 500 Stock Index®.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2005, the value of loaned securities was $104,158,000; aggregate collateral consisted of $106,571,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $4,675,605,000. Net unrealized gain aggregated $995,693,000 at period-end, of which $1,387,671,000 related to appreciated investments and $391,978,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

Consistent with its investment objective, the fund may invest in T. Rowe Price Group, Inc. Additionally, the fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $4,040,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $178,478,000 and $145,661,000, respectively. During the nine months ended September 30, 2005, dividend income from T. Rowe Price Group, Inc. totaled $40,000, and the value of shares of T. Rowe Price Group, Inc. held at September 30, 2005 and December 31, 2004 was $4,106,000 and $3,229,000, respectively. For the period ended September 30, 2005, total realized gain on all affiliated companies was $43,000.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares/$Par	Value
(Cost and value in $ 000s)
COMMON STOCKS 98.9%

CONSUMER DISCRETIONARY 17.3%
Auto Components 0.6%
Aftermarket Technology *§	2,300	42
American Axle & Manufacturing §	3,630	84
Amerigon *	1,200	7
Arvinmeritor	4,955	83
Bandag §	1,250	54
Borg-Warner	3,770	213
Collins & Aikman *§	2,800	0
Drew Industries *§	2,800	72
Dura Automotive Systems, Class A *§	1,300	5
Gentex	10,560	184
Hayes Lemmerz International *§	1,870	8
IMPCO Technologies *§	3,500	21
Keystone Automotive *§	1,450	42
Lear	4,550	154
LKQ Corporation *§	1,500	45
MIDAS *	1,500	30
Modine Manufacturing §	1,900	70
Noble International §	1,000	24
Proliance International *	2,747	15
Sauer-Danfoss §	3,350	67
Sports Resorts International *	7,847	8
Standard Motor Products	2,450	20
Stoneridge *	1,300	11
Superior Industries International §	2,100	45
Tenneco Automotive *	3,250	57
TRW *	6,610	194
Zapata Corporation *	3,200	23
		1,578
Automobiles 0.1%
Coachmen Industries	1,800	21
Fleetwood *§	4,103	51
Monaco Coach §	2,450	36
National RV Holdings *	1,600	8
Thor Industries	3,800	129
Winnebago §	2,320	67
		312
Distributors 0.1%
ACR Group *§	4,100	9
Aristotle *	2,100	15
Audiovox, Class A *	1,464	21
Building Material Holding	1,100	103
Design Within Reach *	1,900	17
Educational Development	800	7
Handleman §	2,300	29
Prestige Brands *	3,800	47
Source Information Management *§	4,400	49
Transnet *	2,200	3
		300
Diversified Consumer Services 1.0%
Alderwoods Group *	3,000	49
Bright Horizons Family Solutions *	2,020	78
Career Education *	6,991	249
Carriage Services *§	1,600	10
Corinthian Colleges *§	6,067	81
Devry *§	4,900	94
Education Management *	4,962	160
Escala Group *§	3,200	53
EVCI Career Colleges *	3,500	22
ITT Educational Services *§	3,140	155
Jackson Hewitt Tax Service	6,600	158
Laureate *	3,434	168
Matthews International, Class A	2,200	83
Prepaid Legal Services §	900	35
Regis	2,600	98
Service Corp. International	21,331	177
ServiceMaster	18,766	254
Sotheby's, Class A *	4,354	73
Stewart Enterprises, Class A	7,560	50
Strayer Education	1,050	99
The Princeton Review *§	4,200	25
Universal Technical Institute *	2,000	71
Weight Watchers *§	7,000	361
		2,603
Hotels, Restaurants & Leisure 2.9%
Alliance Gaming *§	3,650	40
Ameristar Casinos	3,700	77
Applebee's	5,575	115
Archon Corporation *§	1,100	42
Argosy Gaming *	2,018	95
Aztar *	2,640	81
Bally Total Fitness Holdings *	1,500	7
BJ's Restaurants *§	1,933	39
Bluegreen *§	2,500	44
Bob Evans Farms	1,900	43
Bowl America, Class A	1,600	22
Boyd Gaming	5,869	253
Brinker *	6,053	227
BUCA *	2,300	14
California Pizza Kitchen *§	1,900	56
CEC Entertainment *	2,492	79
Cedar Fair §	3,060	92
Choice Hotels International	2,400	155
Churchill Downs §	900	32
CKR Restaurants §	4,250	56
Cracker Barrel	3,300	111
Dave & Buster's *§	1,500	20
Diamondhead Casino *	10,500	9
Domino's Pizza	5,164	120
Dover Downs Gaming and Entertainment §	1,478	20
Dover Motorsports §	3,163	22
Empire Resorts *§	3,850	17
Famous Dave's of America *	2,600	31
Frisch's Restaurants	1,700	41
Gaming Partners International *§	1,300	21
Gaylord Entertainment *	2,400	114
Golf Trust of America, REIT *	1,900	3
GTECH	7,620	244
IHOP §	1,200	49
International Speedway, Class A	3,275	172
Isle of Capris Casinos *§	1,780	38
Jack In The Box *	2,500	75
Krispy Kreme *§	3,010	19
La Quinta Properties *	14,220	124
Landry's Seafood Restaurant §	1,900	56
Las Vegas Sands *§	23,848	785
Life Time Fitness *	2,200	73
Lone Star Steakhouse & Saloon §	2,030	53
Marcus §	1,950	39
MGM Mirage *	19,324	846
Mikohn Gaming *§	1,800	24
MTR Gaming Group *§	3,600	29
Multimedia Games *§	2,000	19
O'Charley's *	2,200	31
Outback Steakhouse	4,840	177
Panera Bread, Class A *§	2,100	107
Papa John's International *§	1,460	73
Penn National Gaming *	5,500	171
PF Chang's China Bistro *§	1,940	87
Pinnacle Entertainment *§	2,900	53
Rare Hospitality International *	2,200	57
Red Robin Gourmet Burgers *§	1,450	66
Royal Caribbean Cruises §	13,021	563
Ruby Tuesday §	4,100	89
Ryan's Restaurant Group *	2,550	30
Scientific Games, Class A *	5,830	181
Shuffle Master *	2,833	75
Six Flags *§	6,650	48
Sonic *	4,167	114
Speedway Motorsports	2,420	88
Station Casinos	4,320	287
Steak 'N Shake *	2,400	44
Texas Roadhouse, Class A *§	5,000	74
The Cheesecake Factory *	5,640	176
Triarc, Class B §	6,240	95
Vail Resorts *§	2,000	57
WMS Industries *§	1,530	43
Wynn Resorts *§	6,745	305
		7,834
Household Durables 2.2%
American Greetings, Class A §	4,350	119
Applica *§	1,300	2
Avatar Holdings *§	700	42
Beazer Homes §	2,870	168
Blount *	3,677	65
Blyth Industries	2,850	64
Brillian Corp *§	262	1
Brookfield Homes §	2,200	122
Champion Enterprises *	6,509	96
CSS Industries	800	26
Department 56 *§	2,445	31
Emerson Radio Corporation *§	4,200	15
Enesco Group *§	1,800	3
Ethan Allen Interiors §	2,200	69
Flexsteel Industries	900	14
Foamex International *	1,700	0
Furniture Brands International §	3,230	58
Garmin §	7,100	482
Harman International	4,389	449
Helen of Troy Limited *§	2,150	44
Hovnanian Enterprises *	4,230	217
Interface, Class A *	3,800	31
Jarden *§	2,835	116
Kimball International, Class B	3,890	47
Knape & Vogt Manufacturing	1,400	18
La-Z-Boy §	3,250	43
Lennar, Class A	10,400	622
Levitt, Class A §	1,712	39
Libbey	1,500	23
Lyon William Homes *§	580	90
M/I Homes	870	47
MDC Holdings	2,891	228
Meritage *§	2,000	153
Mohawk Industries *	4,254	341
National Presto	800	34
NVR *	433	383
Oneida *§	3,400	7
Orleans Homebuilders §	1,700	42
Palm Harbor Homes *§	2,200	43
Rockford Corporation *§	2,600	9
Russ Berrie §	1,800	25
Ryland Group	3,246	222
Skyline	800	33
Standard Pacific	4,500	187
Stanley Furniture §	1,200	31
Technical Olympic USA §	3,899	102
Tempur-Pedic *§	6,850	81
Toll Brothers *	10,620	474
Tupperware	3,820	87
Universal Electronics *	1,400	24
WCI Communities *§	3,100	88
Yankee Candle Company	2,900	71
		5,828
Internet & Catalog Retail 0.9%
1-800-Flowers.com *	5,568	39
Alloy Online *§	7,700	37
Amazon.com *§	28,024	1,270
Audible *§	2,200	27
Blue Nile *§	1,400	44
Bluefly *§	700	1
Celebrate Express *	1,100	15
Coldwater Creek *§	4,443	112
Drugstore.com *§	9,350	35
Ecost *§	3,065	6
Expedia *	25,396	503
Global Sports *§	4,100	82
Hollywood Media *	4,500	19
Insight Enterprises *	3,650	68
J. Jill Group *	1,500	24
Mediabay *§	3,800	1
Netflix *§	3,400	88
Overstock.com *§	1,700	65
PC Mall *§	800	5
priceline.com *§	3,054	59
Sportsman's Guide *§	800	22
ValueVision International *§	3,020	34
		2,556
Leisure Equipment & Products 0.4%
Action Performance §	2,300	29
Arctic Cat §	1,437	29
Callaway Golf §	5,350	81
JAKKS Pacific *§	2,000	32
Johnson Outdoors, Class A *	700	12
K2 *	2,570	29
Leapfrog Enterprises *§	3,490	52
Marine Products §	2,800	31
MarineMax *§	1,760	45
Marvel Entertainment *§	7,514	134
Nature Vision *§	600	3
Nautilus Group §	2,537	56
Oakley §	4,900	85
Polaris Industries §	2,870	142
RC2 Corporation *§	1,500	51
SCP Pool	3,477	121
Steinway Musical Instruments *	1,300	34
Sturm Ruger §	2,500	23
The Boyds Collection *§	4,000	3
		992
Media 5.0%
4Kids Entertainment *§	1,750	30
Acme Communications *§	1,700	7
ADVO	2,200	69
Arbitron	2,320	92
Beasley Broadcast Group, Class A *§	2,600	37
Belo Corporation, Class A	6,880	157
Cablevision Systems, Class A *	19,859	609
Cadmus Communications	1,500	31
Carmike Cinemas §	200	5
Catalina Marketing §	3,700	84
Charter Communications, Class A *§	28,010	42
Citadel Broadcasting *§	8,250	113
Courier §	1,300	49
Cox Radio, Class A *	3,650	55
Crown Media, Class A *§	8,970	98
Cumulus Media, Class A *§	3,705	46
Daily Journal *	600	25
Dex Media	10,100	281
Digital Generation Systems *	5,200	3
DIRECTV *	93,711	1,404
Discovery Holdings, Series A *	19,571	283
Dreamworks Animation, Class A *	6,531	181
EchoStar Communications, Class A	15,720	465
EMAK Worldwide *	800	6
Emmis Communications *§	3,360	74
Entercom Communications *	3,550	112
Entravision Communications, Class A *§	8,544	67
Fisher Communications *§	1,250	58
Gemstar TV Guide *	25,965	77
Getty Images *	4,000	344
Harris Interactive *§	7,100	30
Harte-Hanks	5,450	144
Hearst-Argyle Television	4,991	128
Hollinger International	5,600	55
Insight Communications *§	5,250	61
Insignia Systems *	700	0
Interactive Data	6,300	143
John Wiley & Sons	4,070	170
Journal Communications, Class A §	5,700	85
Journal Register	3,600	58
Lamar Advertising *	6,792	308
Lee Enterprises	2,550	108
Liberty	1,850	87
Liberty Global *	16,251	440
Liberty Global, Series C *	16,251	419
Liberty Media, Class A *	195,112	1,571
LIN TV, Class A *§	3,640	51
LodgeNet Entertainment *§	2,200	32
Martha Stewart Living, Class A *§	3,919	98
McClatchy	2,540	166
Media General, Class A	1,650	96
Mediacom Communications *§	9,000	66
Morningstar *§	2,600	83
Navarre *§	3,150	18
Nexstar Broadcasting *§	2,600	15
Paxson Communications *	6,000	3
Penton Media *	1,700	1
Pixar *	7,880	351
Playboy Enterprises, Class B *§	4,700	66
Primedia *§	17,936	73
ProQuest *	1,950	71
R.H. Donnelley *	2,170	137
Radio One *	8,950	118
Reader's Digest	6,000	96
Regal Entertainment Group, Class A §	9,190	184
Regent Communications *	6,450	34
Rentrak *	2,100	20
Saga Communications *	1,150	15
Salem Communications, Class A *§	1,950	36
Scholastic *	2,620	97
Scripps, Class A	11,328	566
Sinclair Broadcasting, Class A	7,310	65
Sirius Satellite Radio *§	92,610	607
Spanish Broadcasting, Class A *§	4,850	35
Thomas Nelson §	1,750	33
TiVo *§	6,500	36
Valassis Communications *	3,600	140
Value Line §	900	35
Warner Music Group *§	9,800	181
Washington Post, Class B	655	526
Westwood One	7,280	145
World Wrestling §	4,200	55
WPT Enterprises *§	2,000	18
XM Satellite Radio Holdings, Class A *§	14,877	534
Young Broadcasting *	1,400	5
		13,619
Multiline Retail 0.3%
99 Cents Only Stores *§	5,165	48
Bon-Ton Stores §	1,200	23
Dollar Tree Stores *	7,404	160
Fred's §	2,015	25
Neiman Marcus, Class A	3,217	321
Retail Ventures *§	2,800	31
Saks *	9,275	172
Shopko Stores *	2,150	55
Tuesday Morning §	2,900	75
		910
Specialty Retail 3.0%
Aaron Rents
Class A	1,575	31
Class B	3,090	65
Abercrombie & Fitch	5,982	298
AC Moore Arts & Crafts *	1,860	36
Advance Auto Parts *	7,485	290
Aeropostale *	3,805	81
American Eagle Outfitters	10,220	241
AnnTaylor Stores *	4,675	124
Asbury Automotive Group *	2,940	50
Barnes & Noble	4,684	177
bebe stores §	6,525	114
Big 5 Sporting Goods §	1,800	43
Blockbuster, Class A §	11,807	56
Borders Group	4,600	102
Brookstone *§	1,600	32
Buckle §	1,450	49
Build-A-Bear Workshop *§	1,600	36
Burlington Coat Factory	2,860	109
Cabela's, Class A *§	4,041	74
CarMax *§	7,114	222
Cato Corporation, Class A	2,650	53
Charlotte Russe Holding *§	2,800	37
Charming Shoppes *§	7,520	80
Chico's *	12,200	449
Christopher & Banks §	2,592	36
Claire's Stores	5,850	141
Cost Plus *	1,200	22
CSK Auto *§	3,800	57
Deb Shops	1,150	25
Dick's Sporting Goods *§	3,300	99
Dress Barn *§	2,400	55
E COM *§	2,500	34
Electronics Boutique Holdings *§	1,760	111
Finlay Enterprises *§	1,700	15
Foot Locker	10,317	226
Franklin Covey *	4,100	29
Game Stop *§	3,950	124
Game Stop, Class B *	2,674	76
Gander Mountain *§	300	3
Genesco *	1,700	63
Goody's Family Clothing §	3,600	27
Group One Automotive *	1,300	36
Guess ? *§	3,460	74
Guitar Center *§	1,710	94
Gymboree *	1,720	23
Hancock Fabrics §	1,100	7
Haverty Furniture	2,150	26
Hibbett Sporting Goods *	2,718	60
Hot Topic *	3,200	49
Jo Ann Stores *	1,660	29
Jos. A. Bank Clothiers *§	1,150	50
Linens 'n Things *	2,742	73
Lithia Motors, Class A §	1,700	49
Men's Wearhouse *	3,450	92
Michaels Stores	9,158	303
Monro Muffler Brake	1,300	34
Mothers Work *§	950	10
Movie Gallery §	2,150	22
New York & Company *§	3,800	62
O'Reilly Automotive *	7,500	211
Pacific Sunwear *	5,125	110
Pantry *	1,700	64
Party City *§	1,900	32
Payless Shoesource *	4,515	79
Pep Boys §	4,370	61
Petco *	4,150	88
PETsMART	9,720	212
Pier 1 Imports §	5,250	59
Pomeroy Computer Resources *§	1,400	16
Rent Way *§	2,600	18
Rent-A-Center *	4,800	93
Restoration Hardware *§	4,100	26
Rex Stores *§	1,650	23
Ross Stores	9,902	235
Select Comfort *§	2,900	58
Sharper Image *§	1,970	25
Shoe Carnival *§	1,400	22
Sonic Automotive	2,220	49
Stage Stores	1,980	53
Stein Mart	3,330	68
Syms §	1,400	19
Talbots §	3,350	100
TBC Corp *	1,930	67
The Children's Place *§	1,750	62
The Finish Line, Class A §	3,040	44
The Sports Authority *§	1,646	48
Too *	2,220	61
Trans World Entertainment *	5,050	40
TSC *§	2,810	128
Tweeter Home Entertainment Group *§	2,600	9
Ultimate Electronics *	1,400	0
United Auto Group §	3,108	103
United Retail Group *	2,000	15
Urban Outfitters *§	11,082	326
West Marine *§	1,800	27
Wet Seal, Class A *§	4,675	21
Whitehall Jewellers *	2,400	4
Williams-Sonoma *	7,800	299
Wilsons Leather *§	1,900	12
Winmark *	900	19
Zale *	3,600	98
		8,189
Textiles, Apparel, & Luxury Goods 0.8%
Brown Shoe	1,080	36
Carters *	1,800	102
Charles & Colvard §	1,575	39
Cherokee §	900	31
Columbia Sportswear *§	2,581	120
Culp *	1,600	7
Cutter & Buck	1,500	18
Deckers Outdoor *§	1,100	26
Forward Industries *§	1,900	45
Fossil *§	4,437	81
Giant *	6	3
Haggar	1,000	28
Iconix Brand Group *	3,100	28
K-Swiss, Class A	2,400	71
Kellwood §	2,050	53
Kenneth Cole Productions §	1,650	45
Lazare Kaplan International *	1,600	16
Madden Steven *§	1,600	37
Mossimo *	5,500	27
Movado Group	2,500	47
Movie Star *	2,500	2
Oxford Industries §	1,070	48
Phillips-Van Heusen	2,600	81
Polo Ralph Lauren	6,800	342
Quaker Fabric *§	3,800	11
Quiksilver *	8,600	124
Russell §	2,000	28
Samsonite *	5,900	4
Skechers U.S.A., Class A *§	2,900	47
Stride Rite	4,050	52
Superior Uniform Group §	1,800	23
Tandy Brands §	1,400	16
Tarrant Apparel *§	6,700	21
Timberland, Class A *	4,400	149
Unifi *	6,200	21
UniFirst	1,100	39
Warnaco Group *	2,700	59
Weyco Group	1,000	20
Wolverine World Wide	3,750	79
		2,026
Total Consumer Discretionary		46,747

CONSUMER STAPLES 4.3%
Beverages 0.2%
Coca-Cola Bottling	850	42
Hansen Natural *	1,700	80
Midwest Grain Products §	2,900	32
National Beverage *	5,040	39
PepsiAmericas	8,999	205
Willamette Valley Vineyards *	6,200	31
		429
Food & Staples Retailing 0.7%
7-Eleven *	7,739	276
Arden Group, Class A §	300	23
BJ's Wholesale Club *	4,500	125
Casey's General Stores	3,400	79
Central European Dist. *§	1,200	51
Fresh Brands *§	800	6
Great Atlantic & Pacific Tea *§	3,100	88
Longs Drug Stores	2,600	111
Marsh Supermarkets	1,500	18
Nash Finch §	900	38
Pathmark Stores *	2,400	27
Performance Food Group *§	2,503	79
PriceSmart *§	4,100	35
Rite Aid *§	35,550	138
Ruddick	3,300	76
Smart & Final *	2,300	30
Topps §	2,350	19
United Natural Foods *	2,600	92
Weis Markets §	1,550	62
Whole Foods Market	4,280	575
Wild Oats Markets *§	2,490	32
		1,980
Food Products 2.7%
Alico §	800	41
American Italian Pasta, Class A §	2,000	21
Bridgford Foods *	2,700	19
Bunge Limited §	7,602	400
Chiquita §	2,819	79
Corn Products International	4,600	93
Cuisine Solutions *	4,500	34
Dean Foods *	10,018	389
Del Monte Foods *§	13,201	142
Delta Pine & Land	2,700	71
Dreyer's Grand Ice Cream §	7,100	583
Farmer Bros. §	1,700	34
Flowers Foods	4,440	121
Fresh Del Monte Produce §	3,727	101
Gold Kist *§	3,300	65
Green Mountain Coffee *§	1,100	38
Hain Celestial Group *	2,400	47
Hormel Foods	8,319	274
J & J Snack Foods	970	56
J.M. Smucker	3,829	186
Kraft Foods, Class A	112,885	3,453
Lancaster Colony	2,500	108
Lance	3,010	53
Lifeway Foods *§	1,800	22
Maui Land & Pineapple *§	1,000	30
Peet's Coffee & Tea *§	1,300	40
Pilgrim's Pride	4,615	168
Ralcorp Holdings	1,870	78
Rocky Mountain Chocolate Factory §	3,390	49
Sanderson Farms §	1,440	54
Seaboard §	97	133
Smithfield Foods *	7,589	225
Tootsie Roll Industries	3,942	125
Treehouse Foods *	2,143	58
		7,390
Household Products 0.3%
Central Garden & Pet *	1,550	70
Church & Dwight	4,025	149
Energizer *	4,750	269
Katy Industries *	1,700	4
Oil-Dri	1,800	32
Spectrum Brands *§	3,400	80
WD-40	1,850	49
		653
Personal Products 0.3%
Chattem *§	1,800	64
Elizabeth Arden *§	1,950	42
Estee Lauder, Class A	8,399	293
Inter Parfums §	1,700	33
NBTY *	4,560	107
Nu Skin Asia Pacific, Class A	4,600	88
Playtex Products *§	5,920	65
Reliv International §	3,200	29
Revlon, Class A *§	26,300	85
Usana Health Sciences *§	1,750	83
		889
Tobacco 0.1%
Alliance One International	7,234	25
Carolina Group	4,500	178
Star Scientific *§	6,900	23
Universal Corporation	1,640	64
Vector Group §	2,931	59
		349
Total Consumer Staples		11,690

ENERGY 8.0%
Energy Equipment & Services 2.6%
Atwood Oceanics *	1,150	97
Cal Dive International *	2,750	174
Carbo Ceramics §	2,075	137
Cooper Cameron *	3,470	257
Dawson Geophysical *§	900	27
Diamond Offshore Drilling §	8,900	545
Dresser-Rand Group *	6,300	155
Dril-Quip *	1,400	67
ENSCO International	9,990	466
FMC Technologies *	3,950	166
Global Industries *§	7,870	116
GlobalSantaFe	16,339	745
Grant Prideco *	8,477	345
Grey Wolf *§	13,200	111
Gulf Island Fabrication §	1,800	52
Gulfmark Offshore *§	1,900	61
Hanover Compressor *	6,600	92
Helmerich & Payne	3,810	230
Hydril *	2,180	150
Input/Output *§	4,700	38
Lone Star Technologies *§	1,960	109
Matrix Service *§	3,700	30
Maverick Tube *§	2,940	88
NATCO Group, Class A *	2,500	63
Newpark Resources *§	6,400	54
NS Group *§	1,800	71
Oceaneering International *	1,900	102
Offshore Logistics *	1,680	62
Oil States International *	3,630	132
Omni Energy Services *§	1,900	8
Parker Drilling *	7,100	66
Patterson-UTI Energy	11,437	413
Petroleum Helicopters *	1,200	37
Pride International *	10,280	293
Seacor Holdings *§	1,650	120
Smith International	13,800	460
Superior Energy *	5,550	128
TETRA Technologies *	2,637	82
Tidewater §	3,674	179
Todco, Class A	4,181	174
Unit *	3,100	171
Universal Compression Holdings *	2,500	99
Veritas DGC *	2,360	86
W-H Energy Services *	2,200	71
		7,129
Oil, Gas & Consumable Fuels 5.4%
Adams Resources & Energy	2,300	50
Alliance Resource Partners *§	2,640	121
Alpha Natural Resources *	4,400	132
APCO Argentina	916	44
Arch Coal §	4,100	277
ATP Oil and Gas *§	2,477	81
Berry Petroleum, Class A	1,890	126
Bill Barrett *§	3,032	112
BP Prudhoe Bay Royalty Trust §	2,620	207
Buckeye Partners, Equity Units *§	2,400	114
Cabot Oil & Gas	4,050	205
Callon Petroleum *	2,650	56
Carrizo Oil & Gas *§	2,300	67
Castle Energy	2,000	42
Chesapeake Energy	21,308	815
Cimarex Energy *	5,738	260
Comstock Resources *	2,540	83
CONSOL Energy	6,208	474
Copano Energy	1,200	48
Cross Timbers Royalty Trust §	1,458	79
Denbury Resources *	3,900	197
Dorchester Minerals *	2,700	83
Edge Petroleum *§	2,000	53
Enbridge Energy Management §	1,066	59
Encore Acquisition *	3,450	134
Energy Partners *§	2,350	73
Enterprise GP Holdings *	5,800	202
Enterprise Products Partners *§	26,166	659
Forest Oil *	3,989	208
Foundation Coal Holdings §	2,984	115
Frontier Oil §	4,000	177
General Maritime §	2,990	110
Georesources *	3,100	35
Giant Industries *§	1,900	111
GMX Resources *§	2,300	60
Harken Energy *	8,500	7
Harvest Natural Resources *§	2,816	30
Holly	2,300	147
Houston Exploration *	1,610	108
Hugoton Royalty Trust §	2,700	109
KCS Energy *§	4,550	125
KFX *§	5,312	91
Kinder Morgan Management	3,847	191
Magellan Midstream Partners §	4,300	147
Magellan Petroleum *	5,100	13
Maritrans §	1,100	35
Markwest Hydrocarbon §	2,585	65
Massey §	5,005	256
Meridian Resource *	6,350	27
Natural Resource Partners *§	1,700	106
Newfield Exploration *	8,500	417
Noble Energy	11,490	539
OMI §	6,051	108
Pacific Energy Partners, Equity Units *	2,600	83
Peabody Energy	8,988	758
Penn Virginia	1,320	76
Penn Virginia Resource *§	1,300	70
Petrohawk Energy *	4,650	67
Petroleum Development *§	1,600	61
Pioneer Natural Resources	9,314	512
Plains All American Pipeline *	4,950	211
Plains Exploration & Production *	5,502	236
Pogo Producing	3,900	230
PYR Energy *§	7,400	12
Quicksilver Resources *§	5,250	251
Range Resources	5,930	229
Remington Oil & Gas *	2,310	96
Southwestern Energy *	5,100	374
Spinnaker Exploration *	2,500	162
St. Mary Land Exploration §	6,100	223
Stone Energy *	1,710	104
Swift Energy *	2,250	103
Syntroleum *§	4,900	71
TC Pipelines *§	1,930	68
Teekay Shipping §	5,000	215
Tel Offshore Trust §	61	1
Teppco Partners *§	4,760	193
Tesoro Petroleum	4,600	309
TransMontaigne *	5,775	46
Ultra Petroleum *	10,760	612
USEC	6,550	73
Valero *	1,180	67
Vintage Petroleum	4,564	208
W&T Offshore	4,700	153
Western Gas Resources	4,974	255
Westmoreland Coal *§	1,200	33
Whiting Petroleum *	2,000	88
World Fuel Services	2,300	75
		14,515
Total Energy		21,644

FINANCIALS 24.1%
Capital Markets 1.7%
A.G. Edwards	5,215	228
Aether Holdings *§	8,150	28
Affiliated Managers Group *§	2,275	165
AmeriTrade *§	27,533	591
Blackrock	3,310	293
Calamos, Class A	2,000	49
Cohen & Steers §	3,000	60
Eaton Vance	8,966	223
Gamco Investors §	2,467	113
GFI Group *§	2,100	86
Greenhill §	2,300	96
International Assets *§	2,200	18
Investment Technology Group *	3,500	104
Investors Financial Services §	4,665	153
Jefferies Group §	3,900	170
John Nuveen §	6,200	244
Knight Capital Group *§	7,850	65
LaBranche & Co. *§	5,530	48
Ladenburg Thalmann Financial Services *	669	0
Legg Mason	7,167	786
optionsXpress Holdings §	4,700	89
Piper Jaffray *	1,250	37
Raymond James Financial	4,850	156
Refco *	9,300	263
Sanders Morris Harris Group §	2,600	43
SEI	6,828	257
Southwest Securities	2,233	37
Tradestation Group *§	3,700	38
Waddell & Reed Financial, Class A	6,540	127
		4,567
Commercial Banks 4.8%
1st Source	2,151	50
Abigail Adams §	1,120	17
Alabama National Bancorp	1,000	64
Amcore Financial	2,090	65
Amegy Bancorp	4,300	97
Arrow Financial	1,355	37
Associated Banc Corp	7,975	243
Banc First §	650	55
BanCorpSouth	4,975	114
BancTrust Financial Group §	2,200	42
Bank of Granite §	2,072	39
Bank of Hawaii	3,366	166
Bank of the Ozarks §	1,800	62
Banner	1,914	51
Bay View Capital	1,180	18
BNCCORP *	300	4
BOK Financial	3,937	190
Boston Private Financial §	1,999	53
BWC Financial §	1,127	32
Camden National	900	34
Capital City Bank §	1,562	59
Capital Corp of the West	1,207	37
Cascade Bancorp §	2,100	44
Cathay Bancorp §	3,356	119
Center Bancorp §	2,718	32
Central Pacific Financial	2,073	73
Century Bancorp, Class A	900	28
Chemical Financial §	1,961	64
Chittenden	2,967	79
Citizens Banking §	2,610	74
City Holding Company	1,650	59
City National	3,150	221
CoBiz §	2,437	45
Codorus VY Bancorp §	1,041	19
Colonial BancGroup	9,145	205
Columbia Banking Systems §	1,850	49
Commerce Bancorp §	10,700	328
Commerce Bancshares §	4,087	210
Community Bank System	2,220	50
Community Banks §	1,944	55
Community Bankshares of Indiana	1,210	30
Community Trust Bancorp	1,375	44
Cullen/Frost Bankers	3,250	160
CVB Financial	4,238	79
East West Bancorp	3,300	112
Farmers Capital Bank §	1,400	43
First Bancorp North Carolina §	1,775	36
First Charter	2,300	56
First Citizens BancShares	670	114
First Commonwealth Financial §	4,600	61
First Community Bancorp	1,150	55
First Financial §	1,150	31
First Financial Bancorp	3,472	65
First Financial Bankshares §	1,696	59
First Indiana §	1,408	48
First M & F Corporation	700	25
First Merchants §	1,583	41
First Midwest Bancorp	3,193	119
First Oak Brook Bancshares, Class A §	1,250	38
First of Long Island §	750	34
First Republic Bank	1,955	69
First United	1,711	34
FirstBank Puerto Rico	5,800	98
FirstMerit	5,635	151
FNB §	3,277	57
FNB Corp. of North Carolina §	1,100	21
Frontier Financial §	2,400	70
Fulton Financial §	11,646	195
German American Bancorp	1,589	21
Glacier Bancorp §	2,608	81
Gold Banc §	2,000	30
Great Southern Bancorp §	1,350	40
Greater Bay Bancorp §	3,136	77
Greater Community Bancorp §	2,475	37
Hancock Holding	2,300	79
Hanmi Financial	4,100	74
Harleysville National §	2,318	51
Hibernia, Class A	10,070	302
Hudson United Bancorp	3,176	134
IBERIABANK §	937	50
Independent Bank (Massachusetts)	1,350	41
Independent Bank (Michigan) §	2,037	59
Integra Bank	2,050	44
Interchange Financial Services §	2,250	39
International Bancshares	3,993	119
Irwin Financial §	1,900	39
Main Street Banks §	1,860	50
MB Financial §	1,790	70
Mercantile Bankshares	5,120	276
Mid-State Bancshares §	2,050	56
Midsouth Bancorp §	1,360	41
Midwest Banc Holdings §	1,750	40
MidWestOne Financial	1,000	19
Nara Bancorp §	2,600	39
National Penn Bancshares §	2,620	65
NBT Bancorp §	2,580	61
Northern States Financial §	700	17
Northrim Bank	900	23
Old National Bancorp §	4,424	94
Old Second Bancorp §	1,600	48
Omega Financial §	1,200	34
Oriental Financial Group §	1,868	23
Pacific Capital Bancorp §	3,488	116
Park National §	1,060	115
Peapack-Gladstone Financial §	1,250	34
Peoples Bancorp	1,250	35
Popular §	17,790	431
PrivateBancorp §	1,860	64
Prosperity Bancshares §	2,360	71
Provident Bankshares	2,001	70
Renasant §	1,435	45
Republic Bancorp	5,143	73
Republic Bancorp, Class A §	1,920	40
S&T Bancorp §	1,800	68
Sandy Spring Bancorp §	1,430	48
Santander Bancorp §	3,390	83
Seacoast Banking, Class A §	1,850	43
Signature Bank *	2,400	65
Sky Financial	6,807	191
South Financial Group	4,435	119
Southwest Bancorp of Oklahoma	1,300	29
State Bancorp §	1,450	26
Sterling Bancorp	1,700	38
Sterling Bancshares	3,550	52
Sterling Financial (PA)	2,616	53
Sterling Financial (Spokane)	2,328	52
Suffolk Bancorp §	1,250	40
Summit Bancshares §	1,400	26
Sun Bancorp	1,667	35
Susquehanna Bancshares	2,660	64
SVB Financial Group *	2,450	119
SY Bancorp §	1,450	34
TCF Financial	8,700	233
TD Banknorth §	10,390	313
Texas Capital Bancshares *§	2,500	53
Texas Regional Bancshares, Class A	3,466	100
The Savannah Bancorp §	925	32
Tompkins Trust	765	33
Trico Bancshares §	2,000	43
Trustco Bank §	4,850	61
Trustmark §	3,100	86
U.S.B. Holding Company	1,997	46
UCBH Holdings §	6,300	115
UMB Financial	1,206	79
Umpqua Holdings Corporation §	2,520	61
Union Bankshares §	1,153	48
UnionBancal	9,877	689
United Bankshares	3,100	108
United Community Banks §	2,700	77
Unizan Financial §	1,566	38
Valley National Bancorp	7,183	164
Washington Trust Bancorp	1,400	38
WesBanco §	1,640	45
West Coast Bancorp §	1,570	39
WestAmerica	2,146	111
Westbank §	1,282	19
Westcorp	3,500	206
Whitney Holding §	3,462	94
Wilmington Trust	3,825	139
Wintrust Financial	1,450	73
		12,923
Consumer Finance 0.6%
Ace Cash Express *§	1,300	25
Advance America Cash Advance Centers §	6,222	83
Advanta, Class A	1,916	50
AmeriCredit *	10,110	241
Asta Funding §	1,200	36
Cash America Investments	2,160	45
CompuCredit *§	3,700	164
First Cash *	2,150	57
First Marblehead §	4,498	114
Metris Companies *§	4,950	72
Nelnet, Class A *§	3,722	142
QC Holdings *§	1,800	24
Student Loan	1,371	325
United PanAm Financial *§	1,490	37
WFS Financial	2,750	185
World Acceptance *§	1,900	48
		1,648
Diversified Financial Services 0.8%
Alliance Capital	5,263	252
Asset Acceptance Capital *	2,800	84
California First National Bancorp	500	7
CapitalSource *§	7,912	172
Chicago Mercantile Exchange Holdings	2,270	766
Encore Capital *§	2,600	46
eSpeed, Class A *§	3,700	28
Financial Federal §	1,110	44
Instinet Group	23,850	119
International Securities Exchange *§	3,400	80
Leucadia National	8,224	354
Nasdaq Stock Market *§	5,800	147
Transnational Financial Network *	3,400	2
		2,101
Insurance 7.5%
21st Century Insurance Group	5,750	92
Alfa §	5,570	93
Allmerica Financial *	3,420	141
American Financial Group	4,740	161
American National Insurance	1,640	195
AmerUs Life §	2,650	152
Arch Capital Group *	3,110	154
Argonaut Group *§	2,700	73
Arthur J. Gallagher §	5,860	169
Assurant	9,533	363
Axis Capital Holdings	9,500	271
Baldwin & Lyons §	1,775	44
BancInsurance *§	2,310	9
Berkshire Hathaway, Class A *	103	8,446
Bristol West Holdings	3,050	56
Brown & Brown §	4,303	214
Ceres Group *§	5,000	28
Citizens §	4,050	26
Clark	1,850	31
CNA Financial *§	16,604	496
CNA Surety *	4,100	58
Commerce Group	2,250	130
Conseco *	9,900	209
Covanta Holding *§	11,304	152
Crawford, Class B §	4,250	33
Delphi Financial, Class A	1,986	93
E M C Insurance Group §	2,703	49
Erie Indemnity, Class A	4,400	232
Everest Reinsurance Group	3,700	362
FBL Financial Group, Class A	2,242	67
Fidelity National Financial	11,199	499
Financial Industries Corporation *§	800	6
First American Financial	6,330	289
FPIC Insurance Group *§	1,200	43
Genworth Financial, Class A	31,327	1,010
Great American Financial Resources §	3,840	77
Harleysville Group	2,610	63
HCC Insurance Holdings	7,030	201
Hilb Rogal and Hobbs §	2,460	92
Horace Mann Educators	3,210	63
Infinity Property & Casualty	1,700	60
Kansas City Life Insurance §	980	50
LandAmerica Financial Group §	1,200	78
Markel *§	663	219
Merchants Group	600	16
Mercury General	3,593	215
Midland §	1,500	54
Montpelier	5,900	147
National Financial Partners	2,362	107
National Western Life *	260	55
Nationwide Financial Services, Class A	3,900	156
Navigators Group *	1,250	47
Odyssey Re Holdings §	3,900	100
Ohio Casualty	4,000	108
Old Republic International	11,175	298
PartnerRe	3,600	231
Philadelphia Consolidated *	1,600	136
Phoenix Companies §	6,799	83
PMA Capital, Class A *§	4,100	36
Presidential Life	2,700	49
ProAssurance *	2,070	97
Protective Life	4,311	177
Reinsurance Group of America §	4,220	189
RenaissanceRe Holdings	4,700	205
RLI	1,800	83
Safety Insurance Group §	1,915	68
Selective Insurance §	2,100	103
StanCorp Financial Group	1,900	160
Standard Management *	1,400	3
State Auto Financial	2,670	84
Stewart Information Services	1,480	76
Transatlantic Holdings §	4,338	247
U.S.I. Holdings *§	3,920	51
UICI	3,140	113
United America Indemnity *§	1,512	28
United Fire & Casualty §	1,900	86
Unitrin	4,550	216
Universal American Financial *	4,140	94
Vesta Insurance *§	6,100	12
W. R. Berkley	8,548	337
Wesco Financial	504	172
White Mountains Insurance Group	737	445
Zenith National	1,690	106
		20,339
Real Estate 6.5%
Acadia Reality Trust, REIT	3,118	56
Affordable Residential Communities, REIT §	2,700	27
Agree Realty, REIT §	2,000	56
Alexanders, REIT *§	390	105
Alexandria Real Estate, REIT	1,420	117
AMB Property, REIT	5,604	252
American Financial Realty, REIT	7,950	113
American Home Mortgage Holdings, REIT §	3,655	111
American Mortgage Acceptance, REIT §	3,600	51
American Real Estate §	3,370	126
AmeriVest Properties, REIT	6,400	26
Amli Residential Properties, REIT	1,930	62
Annaly Mortgage Management, REIT §	8,050	104
Anthracite Capital, REIT §	4,850	56
Anworth Mortgage Asset §	3,700	31
Arbor Realty Trust, REIT §	1,800	51
Arden Realty, REIT	4,350	179
Avalonbay Communities, REIT	4,884	419
Bedford Property Investors, REIT §	1,950	46
BioMed Realty Trust, REIT	3,400	84
BNP Residential Properties, REIT	2,800	40
Boston Properties, REIT	7,551	535
Brandywine Realty Trust, REIT	2,980	93
BRE Properties, REIT, Class A	3,150	140
Camden Property Trust, REIT	3,000	167
Capital Automotive, REIT	3,368	130
Capital Properties
Class A §	1,200	29
Class B *	120	0
CarrAmerica Realty, REIT	3,400	122
CB Richard Ellis Group, Class A *	5,050	248
CBL & Associates Properties, REIT	4,560	187
Centerpoint Properties, REIT	3,420	153
Colonial Properties Trust, REIT	2,541	113
Commercial Net Lease Realty, REIT	3,430	69
Corporate Office Properties Trust, REIT	2,400	84
Correctional Properties Trust, REIT	1,861	55
Cousins Properties, REIT §	3,360	102
Crescent Real Estate Equities, REIT §	5,900	121
Developers Diversified Realty, REIT	7,627	356
Duke Realty, REIT	8,761	297
Eagle Hospitality Properties, REIT	3,400	34
EastGroup Properties, REIT §	2,050	90
Entertainment Properties, REIT	1,680	75
Equity Inns, REIT	4,950	67
Equity Lifestyle Properties, REIT	1,770	80
Equity One, REIT	4,876	113
Essex Property Trust, REIT	1,550	139
Federal Realty Investment Trust, REIT	3,790	231
Felcor Lodging Trust, REIT *§	4,300	65
First Industrial Realty, REIT §	2,600	104
Forest City Enterprises, Class A	6,730	256
Friedman, Billings, Ramsey Group, REIT, Class A §	8,903	91
Gables Residential Trust, REIT	2,250	98
General Growth Properties, REIT	16,536	743
Getty Realty, REIT	2,460	71
Glenborough Realty Trust, REIT	2,940	56
Glimcher Realty Trust, REIT §	3,060	75
Global Signal, REIT	4,087	183
GMH Communities Trust, REIT	2,700	40
Government Properties Trust, REIT §	3,000	29
Health & Retirement Properties, REIT	12,900	160
Health Care, REIT §	3,450	128
Health Care Property Investors, REIT §	8,450	228
Healthcare Realty Trust, REIT §	3,480	140
Heritage Property Investment Trust, REIT	3,100	108
Hersha Hospitality Trust, REIT	3,900	39
Highland Hospitality, REIT	4,100	42
Highwoods Properties, REIT	3,313	98
Home Properties of New York, REIT	1,890	74
Homebanc, REIT	4,100	32
Hospital Properties Trust, REIT	4,650	199
Host Marriott, REIT	23,625	399
Impac Mortgage Holdings, REIT §	6,000	74
Innkeepers USA, REIT	3,350	52
Investors Real Estate Trust, REIT §	4,550	43
IStar Financial, REIT	7,092	287
Jones Lang Lasalle	2,410	111
Kilroy Realty, REIT	2,220	124
Kimco Realty, REIT	15,610	490
Kite Realty Group Trust, REIT	2,600	39
KKR Financial, REIT *	5,200	116
LaSalle Hotel Properties, REIT	2,400	83
Lexington Corporate Properties, REIT §	3,150	74
Liberty Property Trust, REIT §	5,133	218
LTC Properties, REIT	2,850	60
Macerich Company, REIT	4,261	277
Mack-Cali Realty, REIT	3,934	177
Maguire Properties, REIT	3,280	99
MeriStar Hospitality, REIT *	7,913	72
MFA Mortgage Investments §	5,980	37
Mid-America Apartment Communities, REIT	1,330	62
Mills, REIT	3,881	214
Mission West Properties, REIT §	2,040	20
Monmouth Real Estate Investment, REIT, Class A §	3,900	32
MortgageIT Holdings, REIT §	2,600	37
National Health Investors, REIT §	2,720	75
National Health Realty, REIT §	1,500	29
Nationwide Health Properties, REIT §	4,860	113
New Century Financial, REIT §	3,800	138
New Plan Excel Realty, REIT §	6,258	144
Newcastle Investment, REIT §	3,100	86
NovaStar Financial, REIT §	2,250	74
Omega Healthcare Investors, REIT	4,250	59
Pan Pacific Retail Properties, REIT	2,700	178
Parkway Properties, REIT	1,300	61
Pennsylvania, REIT	2,631	111
Pittsburgh & West Virginia Railroad, REIT §	3,000	28
PMC Commercial Trust, REIT	2,288	31
Post Properties, REIT	3,000	112
Prentiss Properties Trust, REIT	2,700	110
ProLogis, REIT	1,265	56
PS Business Parks, REIT	1,500	69
Ramco-Gershenson Properties, REIT §	1,800	53
Rayonier, REIT	3,423	197
Realty Income, REIT §	8,100	194
Reckson Associates Realty, REIT	5,500	190
Redwood Trust, REIT §	1,605	78
Regency Centers, REIT	4,186	240
Resource Asset Investment Trust, REIT	2,020	58
Saul Centers, REIT	1,650	59
Saxon Capital, REIT	3,600	43
Senior Housing Properties, REIT	4,114	78
Shelbourne Properties II, REIT *	400	0
Shurgard Storage Centers, REIT §	3,000	168
Sizeler Property Investors, REIT §	2,300	28
SL Green Realty, REIT §	2,790	190
Sovran Self Storage, REIT §	1,500	73
St. Joe	5,170	323
Strategic Hotel Capital, REIT §	3,300	60
Sun Communities, REIT	1,750	57
Sunset Financial Resources, REIT	2,700	22
Tanger Factory Outlet Centers, REIT	2,440	68
Taubman Centers, REIT	3,600	114
Tejon Ranch *§	1,170	55
Thomas Properties	2,700	35
Thornburg Mortgage, REIT §	5,709	143
Town & Counntry Trust, REIT §	2,000	58
Trammell Crow *	2,750	68
Trizec Properties, REIT	10,112	233
Trustree Properties, REIT §	4,200	66
United Dominion Realty Trust, REIT	9,388	222
Universal Health Realty Income Trust, REIT	1,250	42
Urstadt Biddle Properties, Class A, REIT	2,400	36
Urstadt Biddle Properties, REIT	1,500	24
Vencor, REIT	7,540	243
Washington SBI, REIT	3,000	93
Weingarten Realty Investors, REIT	6,040	229
Wellsford Real Properties *	1,300	25
WP Carey & Co	2,140	58
		17,595
Thrifts & Mortgage Finance 2.2%
Accredited Home Lenders *§	1,630	57
Ameriana Bancorp §	960	13
Anchor Bancorp Wisconsin §	1,780	52
Astoria Financial	7,521	199
Bank Mutual §	6,161	66
BankAtlantic, Class A	3,950	67
BankUnited Financial	2,470	56
Brookline Bancorp §	3,829	61
Camco	1,900	27
Capital Crossing Bank *§	1,000	35
Capitol Federal Financial §	4,526	155
Charter Financial §	1,760	60
Charter Municipal Mortgage Acceptance §	3,501	72
Citizens First Bancorp	703	15
City Bank Lynnwood Washington Capital Stock	1,150	39
Clifton Savings Bancorp §	2,800	29
Coastal Financial Corp. Delaware §	2,479	37
Commercial Capital Bancorp	3,980	68
Commercial Federal	2,650	90
Cooperative Bankshares §	1,650	32
CORUS Bankshares §	2,100	115
Delta Financial §	4,600	34
Dime Community Bancshares	3,400	50
Doral Financial §	7,120	93
Downey Financial	1,750	107
Federal Agricultural Mortgage, Class A	1,100	21
Fidelity Bankshares §	2,095	64
First Busey §	1,875	36
First Federal Bancshares of Arkansas	1,500	35
First Financial Holdings	1,150	35
First Niagra Financial	7,317	106
First Place Financial §	1,749	39
FirstFed Financial *§	1,220	66
Flagstar Bancorp §	4,700	76
Flushing Financial	2,125	35
Franklin Bank Corp. *	1,650	27
Fremont General §	5,500	120
Harbor Florida Bancshares §	2,000	73
Hingham Institution for Savings	700	29
Home Federal Savings Bank	400	10
Horizon Financial §	1,725	38
Hudson City Bancorp	41,091	489
Independence Community Bank	5,537	189
IndyMac Mortgage Holdings	4,260	169
ITLA Capital *§	684	36
Kearny Financial §	5,200	65
KNBT Bankcorp §	2,300	36
Logansport Financial §	800	14
MAF Bancorp	2,663	109
Matrix Bancorp *	1,900	24
Nasb Financial §	756	30
Net Bank	5,119	43
New Hampshire Thrift	800	11
New York Community Bancorp §	17,037	279
Newalliance Bancshares §	7,050	103
NewMil Bancorp §	700	20
Northwest Bancorp §	3,080	65
OceanFirst Financial	1,450	35
Ocwen Financial *§	4,730	33
Partners Trust Financial Group §	4,788	55
People's Bank	9,772	283
Peoples Community Bancorp	700	15
PFF Bancorp	2,465	75
PMI Group	6,020	240
Pocahontas Bancorp §	1,400	18
Provident Financial Services §	5,318	94
Provident New York Bancorp	4,702	55
R&G Financial, Class B §	1,980	27
Radian	5,808	308
Riverview Bancorp	1,900	40
Sound Federal Bancorp §	2,290	38
Triad Guaranty *§	1,150	45
Union Community Bancorp	900	23
United Community Financial	3,200	36
W Holdings Company §	11,678	112
Washington Federal	6,068	137
Washington Savings Bank	1,300	12
Webster Financial	3,277	147
Willow Grove Bancorp	1,492	23
WSFS Financial §	850	50
		6,022
Total Financials		65,195

HEALTH CARE 11.9%
Biotechnology 4.6%
Abgenix *§	5,370	68
Acadia Pharmaceuticals *§	2,400	27
Affymetrix *§	3,940	182
Albany Molecular Research *§	3,610	44
Alexion Pharmaceutical *§	2,250	62
Alkermes *§	6,110	103
Allos Therapeutics *§	300	1
Alnylam Pharmaceuticals *§	3,200	36
Amylin Pharmaceuticals *§	7,163	249
Antigenics *§	4,600	25
Aphton *§	3,600	2
Arena Pharmaceuticals *§	3,300	33
Ariad Pharmaceuticals *§	4,500	33
Arqule *§	5,500	43
Array BioPharma *§	3,200	23
AVANT Immunotherapeutics *§	1,900	2
AVI BioPharma *§	3,100	8
Avigen *§	200	1
BioCryst Pharmaceuticals *§	4,500	44
BioMarin Pharmaceutical *§	6,390	56
Biopure *§	783	1
BioSource International *	2,400	30
BioSphere Medical *§	3,500	20
Caliper Life Sciences *	1,750	12
Cambrex	2,010	38
Celera Genomics *	5,333	65
Celgene *§	11,040	600
Cell Genesys *§	4,700	26
Cell Therapeutics *§	6,500	19
Cephalon *§	3,610	168
Cepheid *§	5,300	39
Charles River Laboratories International *	4,100	179
Ciphergen Biosystems *§	3,000	6
Cotherix *§	2,800	39
Critical Therapeutics *§	3,800	36
Cubist Pharmaceuticals *§	3,500	75
CuraGen *§	3,200	16
CV Therapeutics *§	3,200	86
Cytogen *§	2,575	10
Cytokinetics *§	3,600	29
Dendreon *§	3,660	25
Digene *§	1,700	48
Discovery Partners *	2,300	7
Diversa *§	5,500	32
Dyax *§	1,700	9
Dynavax Technologies *§	4,300	29
Encysive Pharmaceuticals *§	4,000	47
EntreMed *	4,200	10
Enzo Biochem §	2,885	44
Enzon Pharmaceuticals *§	4,360	29
EXACT Sciences *	4,000	7
Exelixis *§	4,990	38
Eyetech Pharmaceuticals *	3,306	59
Genaera Pharmaceuticals *§	5,200	10
Gene Logic *§	3,160	15
Genentech *	69,234	5,830
Genitope *§	3,100	22
Genta *§	770	1
Geron *§	4,150	43
Harvard Bioscience *	2,600	8
Human Genome Sciences *	8,980	122
ICOS *§	4,409	122
Idenix Pharmaceuticals *§	3,500	88
ImClone Systems *§	5,543	174
Immune Response *§	2,900	1
ImmunoGen *§	4,000	29
Immunomedics *§	4,800	10
Incyte Genomics *§	7,160	34
Indevus Pharmaceuticals *§	5,900	17
Inhibitex *	2,600	26
InterMune *§	2,970	49
Introgen Therapeutics *§	2,600	14
Isis Pharmaceuticals *§	3,680	19
Kosan Biosciences *§	4,100	30
La Jolla Pharmaceutical *§	4,600	3
Lexicon Genetics *§	7,100	28
Lipid Sciences *§	5,900	18
Luminex *§	3,600	36
MannKind *§	2,400	33
Martek Biosciences *§	2,100	74
Matritech *§	2,600	2
Maxygen *	3,100	26
Medarex *§	9,300	89
Millennium Pharmaceuticals *	21,201	198
Momenta Pharmaceuticals *§	3,100	84
Myogen *§	3,200	75
Myriad Genetics *§	2,090	46
Nabi *§	3,950	52
Nektar Therapeutics *§	6,200	105
NeoPharm *§	1,882	23
NeoRx *§	2,500	2
Neose Technologies *§	2,100	5
Neurocrine Biosciences *§	2,400	118
Neurogen *§	2,300	16
Novavax *§	4,000	7
NPS Pharmaceuticals *§	3,850	39
Nuvelo *§	2,700	26
ONYX Pharmaceuticals *§	2,550	64
Orchid Cellmark *§	3,160	27
Oscient Pharmaceuticals *§	7,800	17
OSI Pharmaceuticals *§	3,122	91
Pharmacopeia Drug Discovery *§	3,605	13
Pharmacyclics *§	3,500	32
Pharmion *§	2,200	48
Point Therapeutics *§	3,300	14
Praecis Pharmaceuticals *	1,675	1
Progenics Pharmaceuticals *§	2,200	52
Protein Design Labs *§	7,460	209
QLT *	1,100	8
Regeneron Pharmaceuticals *§	5,650	54
Rigel Pharmaceuticals *	2,100	50
Sangamo BioSciences *	4,800	21
Savient Pharmaceuticals *§	6,400	24
Seattle Genetics *§	4,420	23
Sequenom *	3,100	3
Seracare Life Sciences *§	2,200	39
Serologicals *§	2,010	45
Sirna Therapeutics *§	3,300	15
StemCells *§	5,300	29
Strategene *§	3,300	30
Tanox *§	2,250	33
Techne *	2,300	131
Telik *§	3,500	57
Tercica *§	3,500	39
Theravance *	3,800	80
Third Wave Technologies *§	5,600	28
Titan Pharmaceuticals *§	3,900	7
Trimeris *§	2,850	44
United Therapeutics *§	1,500	105
VaxGen *§	1,600	23
Vertex Pharmaceuticals *§	5,855	131
ViroPharma *	3,000	62
XOMA *§	8,700	15
Zymogenetics *§	4,800	79
		12,432
Health Care Equipment & Supplies 2.8%
Abaxis *	1,900	25
ABIOMED *§	3,400	34
Advanced Medical Optics *	5,340	203
Advanced Neuromodulation Systems *§	1,450	69
Align Technology *§	4,930	33
American Bio Medica *	3,000	3
American Medical Systems *	4,900	99
Analogic	980	49
Arrhythmia Research §	700	8
Arrow International	3,010	85
ArthroCare *§	2,120	85
Aspect Medical Systems *§	1,850	55
Beckman Coulter	4,092	221
Bio-Rad Laboratories, Class A *	1,800	99
Biolase Technology §	4,000	29
Biosite Diagnostics *§	1,200	74
Bioveris *	4,080	24
Bruker Biosciences *	9,250	40
Candela Laser *§	3,200	31
CardioDynamics International *	1,200	2
Cerus *§	3,470	31
Conceptus *§	4,500	52
CONMED *	1,850	52
Cooper Companies	3,061	234
Cyberonics *§	1,800	54
Cytyc *	7,887	212
Dade Behring Holdings	5,924	217
Datascope	1,280	40
Dentsply International	5,700	308
Diagnostic Products §	1,937	102
Dionex *§	1,500	81
DJ Orthopedics *	2,090	60
Edwards Lifesciences *	4,050	180
Endologix *§	3,900	20
EPIX Pharmaceuticals *§	2,600	20
Exactech *§	1,700	25
Foxhollow Technologies *§	1,700	81
Gen-Probe *	3,520	174
Greatbatch *§	1,550	43
Haemonetics *	1,900	90
Hillenbrand Industries	4,650	219
Hologic *	1,750	101
ICU Medical *§	1,400	40
IDEXX Laboratories *	2,200	147
Immucor *§	4,612	127
INAMED *	2,400	182
Integra LifeSciences *§	1,900	73
Intermagnetics General *	2,087	58
Intuitive Surgical *§	2,310	169
Invacare	1,800	75
Inverness Medical Innovations *§	1,860	49
Invitrogen *	3,442	259
Kensey Nash *§	1,500	46
Kinetic Concepts *	4,850	275
Kyphon *§	2,900	127
Laserscope *§	1,750	49
Lifecore Biomedical *	1,700	21
Medical Action Industries *§	1,600	27
Medwave *§	1,300	4
Mentor §	2,960	163
Meridian Bioscience	2,250	47
Merit Medical Systems *	2,825	50
Microhelix *	3,300	1
Molecular Devices *§	1,550	32
North American Scientific *§	1,800	5
Novoste *	900	1
OraSure Technologies *§	4,675	44
PolyMedica	1,950	68
Possis *§	2,250	25
Quidel *	3,700	35
Regeneration Technologies *§	1,800	15
ResMed *§	2,300	183
Respironics *	5,400	228
Rita Medical Systems *§	5,410	19
Rochester Medical *	800	7
Sonic Innovations *§	5,500	24
SonoSite *§	1,550	46
Steris	4,691	112
SurModics *§	1,550	60
Sybron Dental Specialties *	2,750	114
Synovis Life Technologies *§	2,200	24
Theragenics *	3,400	10
Thoratec *	3,952	70
Trestle Holdings *	2,300	2
Trimedyne *§	3,000	2
TriPath Imaging *§	3,850	27
Urologix *§	3,300	14
Varian *	2,500	86
Varian Medical Systems *	9,291	367
Ventana Medical Systems *§	2,500	95
Viasys Healthcare *§	2,150	54
Vital Signs	1,250	58
West Pharmaceutical Services §	2,580	77
Wright Medical Group *	2,300	57
Zoll Medical *§	1,300	34
		7,648
Health Care Providers & Services 3.2%
Accelrys *§	4,510	31
Alliance Imaging *§	4,200	36
Allscripts Healthcare *§	4,100	74
American Healthcorp *§	2,341	99
AMERIGROUP *	3,580	68
AMICAS *§	4,500	24
AMN Healthcare Services *	2,505	39
AmSurg, Class A *§	2,400	66
Apria Healthcare *	3,540	113
Beverly Enterprises *§	7,250	89
Bioscrip *§	3,600	23
Capital Senior Living *§	4,300	36
Centene *	3,100	78
Cerner *§	2,430	211
Chemed	2,000	87
Community Health System *	5,722	222
Comprehensive Care *	3,500	6
Computer Programs and Systems	1,200	41
CorVel *§	1,050	25
Covance *	4,212	202
Cross Country Healthcare *	2,480	46
CryoLife *§	2,850	20
DaVita *	6,675	308
Dendrite International *	3,190	64
E Research Technology *§	3,380	48
Eclipsys *	3,400	61
Five Star Quality Care *§	3,800	26
Genesis Healthcare *§	1,570	63
Gentiva Health Services *§	2,350	43
Hanger Orthopedic Group *§	3,050	23
Health Net *	7,330	347
HealthExtras *§	2,900	62
Henry Schein *	5,700	243
HMS Holdings *	3,800	26
Hooper Holmes	7,650	30
IDX Systems *§	1,850	80
Kindred Healthcare *§	2,514	75
LabOne *§	1,415	62
LCA-Vision §	2,250	84
Lifeline Systems *	1,100	37
LifePoint Hospitals *	3,530	154
Lincare Holdings *	6,555	269
Magellan Health Services *	2,600	91
Matria Healthcare *	1,650	62
Medcath *	1,450	34
Medical Staffing Network *§	3,800	22
Merge Healthcare *	2,200	38
Molina Healthcare *§	2,001	50
National Data	2,060	39
National Healthcare §	1,577	55
National Wireless Holdings	900	13
OCA *§	4,400	7
Odyssey Healthcare *§	2,887	49
Omnicare	6,916	389
Omnicell *§	2,720	26
OPTION CARE §	2,953	43
Owens & Minor	2,600	76
PacifiCare Health Systems *	5,952	475
Parexel International *	2,790	56
Patterson Companies *§	9,340	374
PDI *§	2,500	38
Pediatrix Medical Group *	1,400	108
Per-Se Technologies *§	2,550	53
Pharmaceutical Product Development *	3,761	216
PHC *	3,100	9
Priority Healthcare, Class B *§	3,044	85
ProxyMed *§	1,406	7
PSS World Medical *§	5,690	76
Psychiatric Solutions *§	1,700	92
Q-Med *§	2,600	33
Radiologix *	2,200	8
RehabCare Group *	1,600	33
Renal Care Group *	4,577	217
Res-Care *	2,900	45
SFBC International *§	1,500	67
Sierra Health Services *	1,950	134
Specialty Laboratories *§	2,300	30
Sunrise Senior Living *§	1,300	87
Symbion *§	1,600	41
Triad Hospitals *	5,234	237
Tripos *	2,500	11
TriZetto Group *	4,400	62
U.S. Physical Therapy *	2,000	36
United Surgical Partners International *	2,850	111
Universal Health Services	3,747	178
VCA Antech *	5,100	130
Ventiv Health *	2,200	58
VistaCare, Class A *§	1,550	22
WebMD *§	21,781	241
Wellcare Health Plans *§	2,686	100
WellChoice *	5,650	429
		8,634
Pharmaceuticals 1.3%
aaiPharma *	525	0
Adolor *§	4,600	49
Alpharma, Class A	3,300	82
American Pharmaceutical *	5,250	240
Andrx *	4,990	77
Atherogenics *§	2,600	42
Barr Pharmaceuticals *	7,244	398
Barrier Therapeutics *§	3,300	28
Bentley Pharmaceuticals *§	1,872	22
Bradley Pharmaceuticals *§	1,700	19
Cellegy Pharmaceuticals *§	2,400	3
Columbia Laboratories *§	5,600	21
Connetics *§	2,550	43
Discovery Laboratories *§	4,820	31
Emisphere Technologies *§	1,900	9
Endo Pharmaceutical *	9,119	243
First Horizon Pharmaceutical *§	2,910	58
InKine Pharmaceutical *	9,200	34
Inspire Pharmaceuticals *§	2,950	22
IVAX *	17,952	473
K-V Pharmaceutical, Class A *§	4,050	72
Kos Pharmaceuticals *	2,850	191
Medicines Company *	3,390	78
Medicis Pharmaceutical, Class A §	4,000	130
MGI Pharma *§	5,440	127
New River Pharmaceuticals *§	1,400	67
Nitromed *§	2,500	45
Noven Pharmaceuticals *	2,253	32
Pain Therapeutics *§	3,900	24
Par Pharmaceutical *	2,194	58
Penwest Pharmaceuticals *§	2,300	40
Perrigo	6,765	97
Pharmos *	390	1
Salix Pharmaceuticals *§	3,175	67
Santarus *§	4,700	29
Sepracor *	7,049	416
Valeant Pharmaceuticals §	6,410	129
VIVUS *§	5,000	18
		3,515
Total Health Care		32,229

INDUSTRIALS & BUSINESS SERVICES 9.2%
Aerospace & Defense 0.9%
AAR *	2,400	41
Alliant Techsystems *	2,400	179
Allied Research *§	600	14
Applied Signal Technology §	1,150	22
Armor Holdings *§	2,150	92
Aviall *	2,200	74
BE Aerospace *	4,550	75
Ceradyne *	1,900	70
Cubic Corp §	1,700	29
Curtiss-Wright	1,300	80
DRS Technologies	1,751	86
Ducommun *	700	15
Edac Technologies *§	4,500	16
EDO	1,710	51
Engineered Support System	2,794	115
Environmental Tectonics *	400	2
Esterline Technologies *	1,690	64
GenCorp *§	4,210	78
HEICO, Class A	1,720	31
Hexcel *§	4,900	90
Innovative Solutions and Support *§	2,100	33
Ionatron *§	5,500	55
Kaman, Class A	3,261	67
KVH Industries *§	2,400	23
Ladish Company *	2,400	42
Mercury Computer Systems *	1,700	45
Moog, Class A *	2,530	75
MTC Technologies *§	1,400	45
Orbital Sciences *§	3,570	45
Pemco Aviation Group *§	300	7
Precision Castparts	8,508	452
Sequa, Class A *§	800	47
SPACEHAB *	5,700	7
Sypris Solutions §	1,800	19
Teledyne Technologies *	2,000	69
Triumph Group *	850	32
United Industrial §	1,300	46
		2,333
Air Freight & Logistics 0.4%
C.H. Robinson Worldwide	5,800	372
EGL *§	3,530	96
Expeditors International of Washington	7,100	403
Forward Air	2,385	88
Hub Group, Class A *	1,800	66
Pacer International	2,880	76
Park Ohio Holdings *	1,900	33
UTi Worldwide	1,000	78
		1,212
Airlines 0.3%
AirTran *§	5,230	66
Alaska Air Group *§	1,750	51
AMR *§	11,010	123
Continental Airlines, Class B *§	4,940	48
ExpressJet Holdings *	5,560	50
FLYi *§	4,100	1
Frontier Airlines *§	3,200	31
JetBlue Airways *§	6,775	119
Mesa Air Group *§	2,121	18
Midwest Express Holdings *§	1,700	4
Pinnacle Airlines *§	3,600	23
SkyWest §	3,930	105
US Airways *§	1,856	39
World Air Holdings *§	1,800	19
		697
Building Products 0.4%
AAON *§	1,782	33
Advanced Environmental Recycling, Class A *	4,000	6
American Woodmark §	1,180	40
Ameron International §	1,000	46
Apogee Enterprises	2,800	48
ElkCorp	1,780	64
Griffon *§	2,100	52
Jacuzzi Brands *	6,400	51
Lennox International §	4,490	123
NCI Building Systems *§	1,350	55
Simpson Manufacturing §	3,200	125
Trex *§	900	22
Universal Forest Products	1,290	74
USG *§	3,050	209
York International	2,800	157
		1,105
Commercial Services & Supplies 2.5%
A. T. Cross *	2,800	13
Ablest *	1,700	16
ABM Industries	3,450	72
Acco Brands *	3,700	104
Adesa	6,448	142
Administaff §	1,850	73
Advisory Board *	1,540	80
American Locker Group *§	1,300	6
APAC TeleServices *§	5,100	5
ARAMARK, Class B	12,018	321
Banta	1,349	69
Bowne	3,450	49
Brady, Class A	4,400	136
Brinks Company	3,749	154
Casella Waste Systems, Class A *	2,175	29
CBIZ *	6,650	34
CDI §	1,800	53
Central Parking §	2,060	31
Cenveo *§	5,700	59
ChoicePoint *	5,657	244
Clean Harbor *§	1,800	61
Coinstar *§	1,750	32
Consolidated Graphics *	1,300	56
Copart *	6,400	153
Cornell Companies *	1,000	15
Corporate Executive Board	2,800	218
Corrections Corp of America *	2,767	110
CoStar Group *	1,040	49
CRA International *§	950	40
Deluxe	2,828	114
DiamondCluster International *	3,650	28
Dun & Bradstreet *	4,600	303
Duratek *	1,600	29
Ecology and Environment, Class A	1,900	16
Ennis Business Forms	2,457	41
FIND/SVP *	3,000	3
First Consulting Group *	5,500	32
Food Technology Service *	3,700	3
FTI Consulting *§	2,995	76
G & K Services, Class A	1,070	42
GEO *	900	24
Heidrick & Struggles International *	1,358	44
Herman Miller	5,050	153
HNI Corporation	3,780	228
Hudson Technologies *	3,800	9
ICT Group *§	2,600	31
Ikon Office Solutions	8,170	82
Imagistics International *	1,470	61
Innotrac *§	2,300	20
Intersections *§	500	6
John H. Harland §	1,830	81
Kelly Services, Class A	2,432	75
Kforce *§	4,056	42
Knoll	3,300	61
Korn/Ferry *§	2,800	46
Labor Ready *	3,000	77
Layne Christensen *	1,800	42
Learning Tree International *§	2,050	27
LECG *	2,250	52
Manpower	5,976	265
McGrath RentCorp §	2,000	57
Mine Safety Appliances §	2,700	104
Mobile Mini *§	1,000	43
Multi-Color	1,275	33
Navigant Consulting *§	3,000	57
NCO Group *§	2,426	50
On Assignment *	3,750	32
PHH *	3,579	98
PICO Holdings *§	1,100	39
Portfolio Recovery Associates *§	1,250	54
PRG-Schultz International *§	7,450	22
Republic Services	9,050	319
Resources Global Professionals *§	3,300	98
Rollins	4,675	91
School Specialty *	1,426	70
Sirva *§	5,300	40
SOURCECORP *	1,200	26
Spherion *	3,980	30
Standard Register	1,700	25
Steelcase, Class A §	8,359	121
Stericycle *	2,850	163
Strategic Distribution *	1,400	16
TeleTech Holdings *§	5,590	56
Tetra Tech *§	3,350	56
TRC *§	1,500	23
TRM Copy Centers *§	1,600	24
United Stationers *	2,073	99
Utek *§	1,500	21
Viad	1,877	51
Volt Information Sciences *	1,300	26
Waste Connections *	2,850	100
Watson Wyatt	2,250	61
West Corporation *	4,467	167
		6,809
Construction & Engineering 0.4%
EMCOR Group *	1,440	85
Englobal *§	3,200	26
Granite Construction	2,800	107
Insituform Technologies *	1,950	34
Integrated Electrical Services *§	2,700	7
Jacobs Engineering Group *	3,719	251
McDermott International *§	5,050	185
Michael Baker *	1,600	42
Quanta Services *§	9,250	118
Shaw Group *§	5,150	127
URS Corporation *	2,900	117
Xanser *§	8,700	27
		1,126
Electrical Equipment 0.7%
A.O. Smith	2,260	64
Acuity Brands	2,950	87
American Superconductor *§	2,800	29
AMETEK	4,600	198
Arotech *§	5,100	4
Artesyn Technologies *§	3,850	36
Baldor Electric §	2,540	64
Beacon Power *§	9,300	27
BTU International *	2,400	22
C&D Technologies	3,200	30
Capstone Turbine *§	9,200	33
Channell Commercial *	1,700	16
Chase	1,000	15
Color Kinetics *§	2,800	42
Encore Wire *§	2,575	42
Energy Conversion Devices *§	2,400	108
EXX, Class A *§	1,400	3
Franklin Electric §	1,700	70
Fuelcell Energy *§	3,650	40
General Cable *§	4,100	69
Genlyte Group *	1,800	87
Global Power Equipment *§	4,300	31
GrafTech International *	8,850	48
Hubbell, Class B	3,833	180
II-VI *	2,600	46
LSI Industries §	2,225	42
MagneTek *	2,900	10
Medis Technologies *§	2,500	45
Orbit International *§	1,250	12
Oryx Technology *	2,100	2
Plug Power *§	5,700	39
Powell Industries *§	1,100	24
Regal-Beloit §	2,100	68
Thomas & Betts *	3,776	130
Ultralife Batteries *§	2,100	27
Valence Technology *§	7,088	19
Vicor §	2,600	39
Woodward Governor	800	68
		1,916
Industrial Conglomerates 0.3%
Alleghany	439	134
Carlisle Companies	2,010	128
Roper Industries	5,626	221
Teleflex §	2,530	179
Tredegar	2,400	31
Walter Industries §	3,000	147
		840
Machinery 1.9%
3-D Systems *§	1,100	24
A.S.V. *§	2,500	57
Actuant, Class A §	1,710	80
AGCO *	5,350	97
Albany International	2,403	89
American Science Engineering *§	700	46
Astec Industries *	2,400	68
Barnes Group	1,300	47
Briggs & Stratton	3,000	104
Bucyrus International, Class A §	1,400	69
Cascade §	850	41
CLARCOR	3,340	96
Columbus McKinnon *§	1,900	45
Commercial Vehicle Group *§	1,900	40
Crane	3,441	102
Donaldson	5,371	164
EnPro Industries *	2,150	72
ESCO Electronics *	2,040	102
Federal Signal	3,000	51
Flowserve *	3,860	140
Gardner Denver Machinery *	1,800	80
Global Payment Technologies *	1,500	5
Graco	4,775	164
Graham	900	34
Greenbrier Companies §	1,400	46
Harsco	2,830	186
Hurco Companies *§	1,900	31
IDEX	3,070	131
JLG Industries §	3,388	124
Joy Global	5,325	269
Kaydon §	1,970	56
Kennametal	2,300	113
Lincoln Electric Holdings §	2,990	118
Lindsay Manufacturing	1,250	27
Manitowoc	1,730	87
Met-Pro	1,633	25
Middleby Corp. *§	700	51
Milacron *§	6,600	12
Mueller Industries	2,500	69
NACCO Industries	500	57
Nordson §	2,410	92
Oshkosh Truck	4,900	211
Pentair	6,660	243
Robbins & Myers §	1,200	27
SPX	4,805	221
Stewart & Stevenson	1,800	43
Tecumseh Products, Class A §	1,670	36
Tennant	1,200	49
Terex *	3,430	170
Timken	6,000	178
Titan International §	1,600	22
Toro	2,880	106
Trinity Industries §	3,020	122
Turbochef Technologies *§	1,699	26
Twin Disc	900	36
Valmont Industries	1,700	50
Wabash National §	2,290	45
Wabtec	3,430	94
Watts Industries, Class A §	2,250	65
Wolverine Tube *	3,100	23
		5,078
Marine 0.2%
Alexander & Baldwin	3,150	168
Kirby Corporation *	1,850	91
Overseas Shipholding Group	2,540	148
		407
Road & Rail 0.7%
Amerco	1,800	105
Arkansas Best §	1,810	63
CNF	3,400	179
Dollar Thrifty Auto Group *§	1,740	59
Florida East Coast Industries §	2,150	97
Genesee & Wyoming, Class A *	1,712	54
Heartland Express §	5,143	105
J.B. Hunt Transport Services	10,852	206
Kansas City Southern Industries *§	5,900	138
Knight Transportation §	3,795	93
Laidlaw International	7,275	176
Landstar Systems	4,400	176
Old Dominion Freight Line *	1,875	63
Patriot Transportation Holdings *	500	34
Quality Distribution *§	2,800	22
RailAmerica *§	2,800	33
SCS Transportation ^*	1,300	20
Swift Transportation *§	5,317	94
Transport Corp of America *	2,100	16
U.S. Xpress Enterprises *§	1,200	14
USA Truck *	1,000	25
Werner Enterprises	4,853	84
Yellow Roadway *	3,930	163
		2,019
Trading Companies & Distributors 0.5%
Applied Industrial Technologies §	1,975	71
Beacon Roofing Supply *	2,200	72
Electro Rent *§	2,100	26
Fastenal §	4,950	302
GATX	3,050	121
Hughes Supply	4,200	137
Interline Brands *	2,100	44
Lawson Products	900	33
MSC Industrial Direct	4,600	153
NuCo2 *	1,800	46
UAP Holding	3,800	69
United Rentals *§	5,250	104
Valley National Gases *	3,400	56
Watsco	1,600	85
WESCO International *	3,551	120
		1,439
Transportation Infrastructure 0.0%
Macquarie Infrastructure Company Trust	2,100	59
		59
Total Industrials & Business Services		25,040

INFORMATION TECHNOLOGY 15.2%
Communications Equipment 1.5%
3 Com *	25,380	104
ADTRAN	5,073	160
American Access Technologies *	2,400	5
Anaren *	2,100	30
Arris Group *§	8,150	97
Avanex *§	7,400	7
Avocent *	3,300	104
Aware *§	3,500	19
Bel Fuse, Class A	1,100	32
Belden CDT	4,263	83
Black Box §	1,570	66
C-COR.net *§	4,300	29
Carrier Access *§	1,900	10
Centillium Communications *	4,400	17
Commscope *§	3,200	55
Comtech Telecommunications *	1,660	69
Digi International *	2,160	23
Digital Lightwave *§	3,250	1
Ditech Communications *§	3,950	27
Dycom Industries *	2,863	58
EMS Technologies *§	900	15
Endwave Corporation *§	800	10
Enterasys Networks *	17,420	23
Extreme Networks *	10,950	49
F5 Networks *	2,850	124
Finisar *§	19,180	26
Foundry Networks *	9,510	121
Harmonic *	7,754	45
Harris	9,038	378
Inter-Tel	2,170	46
InterDigital Communication *	3,960	78
IXIA *§	5,000	74
Juniper Networks *	36,846	877
Mastec *§	4,050	44
MRV Communications *§	11,520	24
NMS Communications *§	5,300	20
Oplink Communications *§	11,750	18
Optical Cable *	2,084	12
Optical Cable, Warrants, 10/24/07 *	212	0
Packeteer *	3,450	43
PC-Tel *§	2,300	22
Performance Technologies *§	1,200	9
Plantronics	3,250	100
Polycom *	6,650	107
Powerwave Technologies *§	8,686	113
Redback Networks *§	4,277	42
Redback Networks, Warrants, 1/2/10, Strike price $5.00 *	81	1
Redback Networks, Warrants, 1/2/10, Strike price $9.50 *	85	0
REMEC §	3,883	5
Safenet *§	1,456	53
SeaChange International *§	2,550	16
Sonus Networks *§	16,651	97
SpectraLink §	2,300	29
Stratex Networks *§	9,710	25
Stratos Lightwave *	936	5
Sunrise Telecom	5,900	12
Sycamore Networks *	19,500	73
Symmetricom *§	4,200	32
Tekelec *	3,830	80
Telkonet *§	4,200	16
Terayon Communication Systems *§	9,100	35
Tollgrade Communications *	1,650	14
Tut Systems *§	6,429	21
UTStarcom *§	7,800	64
Verso Technology *§	8,496	3
ViaSat *§	2,300	59
Vyyo *§	2,000	8
Westell Technologies *§	6,100	22
WJ Communications *	3,200	4
Zhone Technologies *§	8,737	23
		4,113
Computers & Peripherals 1.2%
Adaptec *	8,850	34
Advanced Digital Info *§	5,350	50
Avid Technology *	2,726	113
Brocade Communications Systems *	19,422	79
Concurrent Computer *§	3,700	6
Cray *§	6,310	6
Datalink *	1,600	6
Dataram	1,150	8
Diebold §	4,390	151
Electronics for Imaging *§	3,700	85
Emulex *	5,840	118
Exabyte *§	3,900	1
Hutchinson Technology *§	1,720	45
Hypercom *	5,320	35
Imation	2,030	87
Immersion *	6,900	48
InFocus *	3,800	13
Intergraph *	2,700	121
Interphase *	2,400	11
Iomega *§	9,160	28
Komag *§	2,050	66
LaserCard *	650	6
Maxtor *§	15,979	70
McDATA, Class A *§	10,090	53
Mobility Electronics *§	2,900	31
Novatel *§	2,550	37
Overland Storage *	3,132	26
Palm *§	3,120	88
Presstek *§	3,222	42
Quantum DLT & Storage Systems Group *§	13,140	41
Rimage *	1,100	29
Sandisk *§	12,270	592
SBS Technologies *	3,300	32
Seagate Technology *	32,342	513
Silicon Graphics *	31,314	24
Simpletech *	6,900	34
Socket Communications *§	1,200	1
Steelcloud *	1,800	4
Synaptics *§	1,950	37
Tidal Technologies *	172	0
Transact Technology *§	1,200	9
UNOVA *§	4,610	161
Video Display §	2,280	32
Western Digital *	14,221	184
Zoom Telephonics *	1,100	2
		3,159
Electronic Equipment & Instruments 1.7%
Addvantage Technologies *	1,500	6
Aeroflex *	4,550	43
Agilysys §	2,552	43
American Technology *§	5,400	28
Amphenol, Class A	5,936	240
Anixter International *	2,200	89
Applied Films *	1,840	39
Arrow Electronics *	7,175	225
Avnet *	9,450	231
AVX §	11,252	143
BEI Technologies	1,350	47
Bell Microproducts *§	3,000	30
Benchmark Electronics *§	2,800	84
Brightpoint *§	1,800	35
CalAmp *	3,500	28
CDW	5,590	329
Checkpoint Systems *	2,360	56
Cogent *§	5,836	139
Coherent *	1,850	54
CTS §	3,450	42
Cyberoptics *§	1,150	16
Daktronics	1,900	46
Dolby Laboratories, Class A *	7,140	114
DTS *§	2,100	35
Echelon *§	3,200	30
Electro Scientific Industries *	2,200	49
Excel Technology *	1,100	28
FLIR Systems *	4,700	139
Gerber Scientific *	4,100	32
Global Imaging Systems *	1,450	49
GTSI *§	400	3
I D Systems *§	1,300	26
Identix *§	7,674	36
Ingram Micro, Class A *	10,262	190
Intelli-Check *§	1,400	6
Interlink Electronics *§	700	4
Itron *§	1,800	82
Keithley Instruments	1,600	23
KEMET *§	6,600	55
Landauer	600	29
LeCroy *§	1,700	25
Lexar Media *§	7,890	51
Littelfuse *	1,640	46
Lo-Jack *	1,900	40
Maxwell Technologies *§	1,700	24
Merix *§	1,000	6
Methode Electronics	2,450	28
Metrologic Instruments *§	2,300	42
MTS Systems	1,850	70
National Instruments §	5,250	129
Newport *	3,150	44
Nu Horizons Electronics *§	2,600	19
OSI Systems *§	2,038	32
OYO Geospace *	1,100	22
Panavision *	1,700	7
Park Electrochemical	1,800	48
Paxar *	2,460	41
PC Connection *§	3,000	16
Pemstar *§	1,500	2
Photon Dynamics *	1,250	24
Planar Systems *§	900	7
Plexus *	3,360	57
RadiSys *	2,000	39
Research Frontiers *§	1,900	6
Rogers *	1,050	41
SatCon Technology *§	3,200	7
Scansource *§	1,100	54
Sigmatron International *§	900	8
Sirenza Microdevices *	4,950	16
Somera Communications *§	3,950	4
Superconductor Technologies *	800	1
Taser International *§	4,860	30
Tech Data *	3,880	142
Technitrol	2,350	36
Trans-Lux	1,300	8
Trimble Navigation *§	3,616	122
TTM Technologies *§	3,950	28
Vishay Intertechnology *	16,978	203
Woodhead Industries §	2,100	29
X-Rite §	1,700	21
Zomax *	3,500	11
Zygo *	2,220	34
		4,543
Internet Software & Services 3.5%
24/7 Media *§	5,320	37
Akamai Technologies *	9,378	150
aQuantive *§	5,100	103
Ariba *§	5,315	30
Art Technology Group *	800	1
Autobytel *§	3,860	19
Blue Coat Systems *§	920	40
Broadvision *§	4,288	4
Chordiant Software *	6,020	17
CMGI *§	29,918	50
CNET Networks *§	10,691	145
Commerce One *	75	0
Corillian *§	3,000	10
Digital Insight *	2,631	69
Digital River *§	2,350	82
Digitas *	6,142	70
Earthlink *	11,940	128
Entrust Technologies *	5,600	31
Equinix *§	1,860	77
Google, Class A *	18,758	5,936
HomeStore.com *	15,450	67
I-many *	600	1
IAC/InterActiveCorp *§	24,996	634
Infospace.com *§	2,650	63
Interland *	3,085	9
Internap Network Services *	17,400	8
Interwoven *	5,066	41
iVillage *§	7,300	53
J2 Global Communications *§	1,750	71
Jupitermedia *§	2,900	51
Kana Software *§	4,567	7
Keynote Systems *	2,673	35
LookSmart *	11,500	10
Marchex, Class B *§	3,400	56
MatrixOne *	5,400	28
Miva *§	1,950	12
Neoforma.com *§	3,400	29
Net2Phone *§	4,300	8
NetRatings *§	3,200	49
Openwave Systems *§	4,667	84
RealNetworks *§	13,800	79
Register.com *§	3,545	28
S1 *	4,600	18
Saba Software *§	2,087	8
Sonicwall *	6,600	42
Stellent *§	4,200	36
Support.com *§	2,800	14
The Knot *§	4,800	53
Travelzoo *§	1,100	24
Tumbleweed Communications *§	5,900	25
United Online	4,375	61
ValueClick *§	6,391	109
VeriSign *	17,748	379
Vignette *§	2,039	32
Vitria Technology *	5,137	17
Webex Communications *§	3,443	84
webMethods *§	4,308	30
Websense *	1,650	85
Zixit *§	3,500	7
		9,446
IT Services 2.4%
Accenture, Class A *	61,400	1,563
Acxiom	5,200	97
Alliance Data Systems *	5,300	208
AnswerThink *§	4,700	18
Anteon International *§	2,200	94
BearingPoint *§	12,492	95
BISYS Group *	7,900	106
CACI International, Class A *	2,100	127
Ceridian *	9,750	202
Certegy	4,200	168
Checkfree *	6,378	241
CIBER *§	5,440	40
Cognizant Technology Solutions *	9,236	430
Computer Horizons *§	5,500	24
CSG Systems International *	3,500	76
DST Systems *	5,363	294
Edgewater Technology *	3,967	19
EFunds *	2,813	53
Electronic Clearing House *	1,200	11
Euronet Worldwide *§	2,650	78
Forrester Research *§	2,300	48
Gartner Group *§	7,350	86
Gevity HR §	2,160	59
Global Payments	2,556	199
Hewitt Associates, Class A *	7,190	196
Igate Capital *§	8,000	29
Indus International *§	8,600	23
Inforte	2,200	9
InfoUSA	4,900	52
Integral Systems §	1,100	23
Intrado *§	1,800	32
IPayment *	1,290	49
Iron Mountain *	8,552	314
Kanbay International *§	2,400	45
Keane *§	4,430	51
Lightbridge *	3,538	29
Man Tech, Class A *	2,000	53
Management Network Group *§	6,200	16
Maximus	1,700	61
Medquist *§	1,082	14
Moneygram International	5,509	120
MPS Group *	7,340	87
Pegasus Solutions *§	2,100	19
Perot Systems, Class A *	6,970	99
Rainmaker Systems *	7,200	4
RightNow Technologies *§	2,800	41
Safeguard Scientifics *	9,900	17
Sapient *	8,750	55
SRA International, Class A *§	3,660	130
Startek §	1,700	22
Sykes Enterprises *	4,200	50
Syntel §	2,710	53
TALX Corporation	1,610	53
Technology Solutions *	5,200	2
Tier Technologies, Class B *§	2,400	21
TNS *	2,100	51
Total System Services	12,866	300
Verifone Holdings *§	4,500	90
		6,546
Office Electronics 0.1%
Zebra Technologies *	4,525	177
		177
Semiconductor & Semiconductor Equipment 2.4%
Actel *§	1,950	28
Advanced Energy Industries *§	4,150	45
Advanced Power Technology *§	400	3
Aehr Test Systems *	1,600	6
Agere Systems *	12,537	131
Alliance Semiconductor *	3,100	9
AMIS Holdings *§	4,300	51
Amkor Technology *§	12,820	56
Amtech Systems *	1,600	9
ANADIGICS *§	5,795	19
Asyst Technology *§	4,550	21
Atheros Communications *§	4,850	47
Atmel *§	33,990	70
ATMI *§	2,450	76
Axcelis Technologies *	4,730	25
Brooks-Pri Automation *	2,474	33
Cabot Microelectronics *§	1,482	44
California Micro Devices *	2,300	18
Catalyst Semiconductor *§	3,300	17
CEVA *§	1,600	8
Cirrus Logic *§	7,540	57
Cognex	2,950	89
Cohu	2,200	52
Conexant Systems *§	23,647	42
Credence Systems *§	6,000	48
Cree *§	4,930	123
Cymer *	2,300	72
Cypress Semiconductor *§	8,850	133
DSP Group *	1,990	51
Electroglas *§	2,400	8
EMCORE *§	4,800	29
Entegris *	9,777	111
ESS Technology *	2,950	11
Exar *§	4,550	64
Fairchild Semiconductor, Class A *	7,910	118
FEI *§	2,850	55
Formfactor *	2,500	57
FSI International *§	2,200	9
Genesis Microchip *§	2,400	53
Helix Technology	2,200	32
hi/fn *§	1,609	9
Integrated Device Technology *	14,659	157
Integrated Silicon Solution *§	4,200	35
International Rectifier *	4,420	199
Intersil Holding, Class A	9,776	213
Intevac *§	2,500	26
Kopin *	8,100	56
Kulicke & Soffa *§	5,260	38
Lam Research *	9,320	284
Lattice Semiconductor *	8,940	38
LTX *§	5,250	22
Marvell Technology Group *	18,400	848
Mattson Technology *	3,943	30
MEMC Electronic Materials *	14,215	324
Micrel *	5,900	66
Micro Component Technology *	3,100	1
Microchip Technology	13,471	406
Microsemi *	4,900	125
Mindspeed Technologies *§	8,950	22
MKS Instruments *	3,300	57
Monolithic System Technology *§	5,000	27
Nanometrics *§	1,100	13
NVE *§	300	5
Omnivision Technologies *§	5,130	65
ON Semiconductor *§	21,860	113
PDF Solutions *§	2,201	37
Pericom Semiconductor *	3,300	29
Photronics *	2,860	56
Pixelworks *§	3,530	23
PLX Technology *§	3,100	26
Power Integrations *§	2,800	61
Rambus *§	6,630	80
RF Micro Devices *§	12,930	73
Rudolph Technologies *	2,100	28
Semitool *§	2,600	21
Semtech *	4,400	72
Sigma Designs *§	2,600	29
Sigmatel *§	2,535	51
Silicon Image *	5,920	53
Silicon Laboratories *	3,650	111
Silicon Storage Technology *§	8,890	48
Skyworks Solutions *	11,016	77
SRS Labs *	2,700	17
Standard Microsystems *	1,400	42
STATS ChipPAC ADR *§	4,437	28
Tessera Technologies *	3,060	92
Therma-Wave *§	3,500	6
Three-Five Systems *	100	0
Transmeta *§	14,600	21
TranSwitch *§	7,700	13
TriQuint Semiconductor *§	12,880	45
Ultratech Stepper *§	1,600	25
Varian Semiconductor Equipment *	2,508	106
Veeco *§	1,529	25
Virage Logic *§	3,800	29
Vitesse Semiconductor *§	17,801	33
Zoran *	3,887	56
		6,522
Software 2.4%
Activision *	13,900	284
Actuate *	3,200	8
Advent Software *	2,800	75
Agile Software *§	3,900	28
Altiris *	1,550	24
Ansoft *	1,100	32
Ansys *	2,020	78
Applix *§	1,200	8
ARI Network Services *	3,100	8
Aspen Technology *§	3,400	21
Atari *§	7,400	11
AuthentiDate Holding *§	4,450	11
BEA Systems *	27,372	246
Borland Software *	5,710	33
Bottomline Technologies *	2,000	30
Cadence Design Systems *	18,117	293
Captaris *	2,600	10
Captiva Software *§	1,100	20
Catapult Communications *	1,100	20
CCC Information Services *	1,607	42
Digimarc *§	1,100	7
DocuCorp International *	2,200	15
ebix.com *	800	15
Embarcadero *§	3,900	26
Epicor Software *§	4,600	60
EPIQ Systems *§	1,000	22
EPlus *	1,500	20
Evans & Sutherland Computer *§	1,000	6
Evolving Systems *§	1,300	3
FactSet Research Systems §	3,100	109
Fair Isaac §	4,585	205
Falconstor Software *§	4,600	28
FileNet *	2,750	77
Guardian Technologies *§	3,800	16
Hyperion Solutions *	2,950	143
i2 Technologies *§	1,536	29
Informatica *§	5,650	68
Interactive Intelligence *§	1,850	12
Internet Security Systems *	3,100	74
InterVoice *§	3,500	32
Jack Henry & Associates	5,650	110
JDA Software Group *	2,300	35
Kronos *	2,000	89
Lawson Software *§	5,900	41
Macromedia *	5,330	217
Macrovision *	3,210	61
Magma Design Automation *§	2,550	21
Manhattan Associates *	2,360	55
Manugistics Group *§	5,100	10
MapInfo *	1,575	19
McAfee *	10,592	333
Mentor Graphics *	5,080	44
Micromuse *	6,250	49
MICROS Systems *	2,620	115
MicroStrategy *§	1,106	78
Midway Games *§	5,679	86
Moldflow *	1,200	19
Motive *§	3,600	23
MRO Software *	1,900	32
MSC.Software *§	1,900	30
Napster *§	5,500	22
NAVTEQ *	6,000	300
NEON Systems *	1,200	4
netGuru *	2,400	2
NetIQ *	3,308	40
NYFIX *§	3,800	22
ONYX Software *§	2,825	10
Open Solutions *	1,600	35
OPNET Technologies *§	3,000	25
Opsware *§	6,550	34
Palmsource *§	902	16
Pegasystems *§	2,200	13
Peregrine Systems *	10	0
Phoenix Technologies *§	2,100	16
PLATO Learning *	2,266	17
Progress Software *	2,450	78
Quality Systems §	1,200	83
Quest Software *	6,170	93
Radiant Systems *	3,550	37
Red Hat *§	12,650	268
Renaissance Learning §	2,350	42
Reynolds & Reynolds, Class A	4,700	129
RSA Security *	4,800	61
Salesforce.com *§	7,040	163
ScanSoft *§	12,611	67
SCO Group *§	3,100	13
Secure Computing *§	3,190	36
SERENA Software *§	2,623	52
Sonic Solutions *§	1,600	34
SPSS *	1,600	38
SS&C Technologies	1,750	64
Sybase *	6,122	143
Synopsys *	9,386	177
Take-Two Interactive Software *§	4,445	98
Telecommunication Systems *§	5,800	15
THQ *§	4,162	89
TIBCO Software *	14,680	123
Transaction Systems Architects, Class A *	2,900	81
Ulticom *§	2,900	32
Ultimate Software Group *	3,500	64
VA Software *§	2,600	4
Verint Systems *§	2,260	93
Verity *	3,900	41
Viewpoint Corporation *	4,300	6
Visual Networks *§	1,200	2
WatchGuard Technologies *	4,000	17
Wind River Systems *§	5,946	77
Witness Systems *§	1,900	40
		6,632
Total Information Technology		41,138

MATERIALS 3.8%
Chemicals 1.6%
A. Schulman §	2,350	42
Airgas	4,950	147
Albermarle	2,700	102
Altair Nanotechnologies *§	8,400	22
American Vanguard §	1,700	31
Arch Chemicals	1,990	46
Cabot	3,950	130
Calgon Carbon §	4,400	35
Celanese, Series A §	10,721	185
CFC International *§	1,200	19
Chemtura	15,724	195
Cytec Industries	2,760	120
EDEN Bioscience *	50	0
Ferro	2,460	45
FMC *	2,100	120
Georgia Gulf	2,250	54
H.B. Fuller	1,520	47
Huntsman *	14,863	291
ICO *	5,500	16
Kronos Worldwide §	3,420	109
Lesco *	2,100	33
Lubrizol	4,400	191
Lyondell Chemical	14,079	403
Macdermid	1,882	49
Minerals Technologies §	1,155	66
Mosaic *	25,484	408
Nalco Holding *	9,563	161
Nanophase Technologies *§	3,900	23
NL Industries §	3,490	66
Olin §	4,290	81
OM Group *	2,050	41
OMNOVA Solutions *	5,700	25
PolyOne *	6,330	38
RPM §	7,000	129
Scotts Miracle Gro	2,450	215
Sensient Technologies	2,780	53
Spartech	2,340	46
Symyx Technologies *	2,250	59
Terra Industries *§	6,960	46
Terra Nitrogen *	2,800	67
Valhi §	7,823	141
Valspar §	6,400	143
W. R. Grace *§	6,600	59
Wellman	1,800	11
Westlake Chemical §	4,421	120
		4,430
Construction Materials 0.5%
Devcon International *	2,100	22
Eagle Materials §	1,170	142
Florida Rock Industries §	4,462	286
Headwaters *§	2,900	108
Lafarge	4,600	311
Martin Marietta Materials	3,100	243
Texas Industries	1,580	86
US Concrete *	3,700	29
		1,227
Containers & Packaging 0.5%
Aptargroup	2,280	114
Caraustar *§	2,350	26
Chesapeake Corp.	1,060	20
Crown Cork & Seal *	11,650	186
Graphic Packaging *	15,513	43
Greif Brothers	1,450	87
Longview Fibre	3,450	67
Myers Industries	3,315	39
Owens-Illinois *	10,472	216
Packaging Corp. of America §	6,655	129
Packaging Dynamics	2,180	27
Rock-Tenn, Class A	2,690	41
Silgan Holdings	2,660	88
Smurfit-Stone Container *	16,893	175
Sonoco Products	6,087	166
		1,424
Metals & Mining 1.0%
AK Steel *§	6,984	60
AMCOL	2,150	41
Carpenter Technology	1,700	100
Century Aluminum *	2,943	66
Chaparral Steel *	2,180	55
Cleveland-Cliffs §	1,700	148
Coeur d'Alene Mines *§	15,800	67
Commercial Metals	4,400	148
Compass Minerals	2,500	57
Gibraltar Industries §	2,325	53
Glamis Gold *§	8,803	195
Hecla Mining *§	9,850	43
Meridian Gold *§	6,044	132
NN	1,700	20
Northwest Pipe *	1,400	36
Oregon Steel Mills *§	2,600	73
Quanex	1,960	130
Reliance Steel & Aluminum §	2,050	108
Royal Gold §	2,450	66
Ryerson Tull §	1,900	40
Schnitzer Steel, Class A §	2,175	71
Southern Peru Copper	10,000	560
Steel Dynamics §	3,132	106
Steel Technologies §	1,100	29
Stillwater Mining *§	6,116	56
Synalloy *§	2,200	25
U.S. Gold *	4,300	9
Universal Stainless & Alloy Products *	2,900	49
Worthington Industries §	5,363	113
		2,656
Paper & Forest Products 0.2%
Badger Paper Mills *	1,900	2
Bowater	2,850	81
Buckeye Technologies *	3,800	31
Deltic Timber	900	41
FiberMark *	1,800	0
Maxxam *	1,500	51
P. H. Glatfelter	3,000	42
Pope & Talbot	1,600	16
Potlatch	1,680	88
Schweitzer Mauduit	1,330	30
Wausau Paper	3,200	40
		422
Total Materials		10,159

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 0.8%
Alaska Communications Systems Group §	3,800	43
Broadwing *	4,554	23
C2 Global Technologies *	900	0
Cincinnati Bell *	15,968	70
Commonwealth Telephone Enterprises	1,600	60
Covad Communications Group *§	15,262	16
CT Communications §	1,900	24
D&E Communications §	2,009	18
General Communications, Class A *	5,870	58
Global Crossing *§	1,500	22
Hickory Technology	1,900	17
IDT *	3,800	47
IDT, Class B *§	6,329	77
Level 3 Communications *§	48,930	114
Lynch Interactive *§	700	18
MCI *	21,803	553
McLeodUSA, Class A *§	16,412	0
Neustar, Class A *	4,100	131
North Pittsburgh Systems	1,382	28
NTL *	5,774	386
NTL, Warrants, 1/13/11 *	3	0
Panamsat Holding	8,400	203
Premiere Global Services *	4,640	38
Primus Telecommunications *§	9,000	9
Shenandoah Telecommunications	700	29
Surewest Communications §	1,350	39
Time Warner Telecom, Class A *§	9,710	76
Touch America Holdings *	450	0
US LEC, Class A *§	1,800	3
Valor Communications §	5,293	72
Warwick Valley Telephone §	600	14
Xeta Technologies *	2,400	6
		2,194
Wireless Telecommunication Services 1.2%
@Road *§	5,550	25
Alamosa Holdings *	11,200	192
Alltel	1	0
American Tower Systems, Class A *	26,638	665
Boston Communications Group *§	2,400	3
Centennial Communications *§	8,290	124
Crown Castle International *	15,981	394
Dobson Communications, Class A *§	10,100	77
Metro One Telecommunications *§	1,050	1
Nextel Partners, Class A *§	12,389	311
NII Holdings, Class B *	4,917	415
Price Communications *	3,500	57
Rural Cellular, Class A *§	1,700	21
SBA Communications *§	5,500	85
SkyTerra Communications *	2,000	70
SunCom Wireless Holdings *§	11,650	40
Syniverse Holdings *	5,202	80
Telephone & Data Systems	7,290	284
Telephone & Data Systems, Special Shares	2,500	94
U.S. Cellular *	5,293	283
Ubiquitel *	7,400	65
Wireless Facilities *§	6,450	37
		3,323
Total Telecommunication Services		5,517

UTILITIES 3.1%
Electric Utilities 0.9%
ALLETE	2,082	95
Central Vermont Public Service	1,900	33
Cleco	3,000	71
DPL	8,642	240
DQE §	4,800	83
El Paso Electric *	3,100	65
Empire District Electronics	2,560	59
Great Plains Energy §	5,133	153
Hawaiian Electric Industries §	5,000	139
IdaCorp §	2,110	64
Madison Gas and Electric	1,800	66
Maine Maritimes	600	12
Northeast Utilities	8,700	174
Otter Tail §	2,050	63
Potomac Electric Power	12,803	298
Reliant Resources *	20,344	314
Sierra Pacific Resources *§	8,300	123
Unisource Energy	2,450	81
United Illuminating	1,100	58
Unitil	1,600	45
Westar Energy	5,650	136
		2,372
Gas Utilities 1.0%
AGL Resources	4,650	173
Atmos Energy	4,760	134
Cascade Natural Gas §	1,500	33
Energen	4,920	213
EnergySouth §	1,250	34
Equitable Resources	8,360	327
Laclede Gas	1,910	62
National Fuel Gas Company	5,730	196
New Jersey Resources	1,850	85
Northwest Natural Gas §	1,190	44
ONEOK	6,872	234
Piedmont Natural Gas Company §	4,900	123
Questar	5,750	507
RGC Resources §	900	24
SEMCO Energy *	3,000	20
South Jersey Industries	2,520	73
Southern Union *	7,102	183
Southwest Gas	2,480	68
UGI	7,660	216
Washington Gas Light	2,600	83
		2,832
Independent Power Producers & Energy Traders 0.2%
Baycorp Holdings *	662	9
Black Hills	2,340	101
NRG Energy *	6,100	260
Ormat Technologies §	2,700	60
		430
Multi-Utilities 0.9%
Alliant	7,248	211
Aquila *	16,663	66
Avista	3,090	60
CH Energy Group §	1,150	55
Energy East	9,550	240
Florida Public Utilities	1,549	25
MDU Resources Group	7,261	259
Newpower *	1,050	0
NSTAR	7,074	205
OGE Energy	5,750	161
Public Service of New Mexico	4,119	118
Puget Energy	6,448	151
SCANA	7,240	306
Vectren	4,549	129
Wisconsin Energy	7,870	314
WPS Resources §	2,700	156
		2,456
Water Utilities 0.1%
Aqua America §	6,860	261
California Water Service Group	1,700	70
Connecticut Water Service §	1,250	31
Pennichuck	1,066	23
		385
Total Utilities		8,475
Total Common Stocks (Cost $222,662)		267,834

CONVERTIBLE PREFERRED STOCKS 0.0%
Simon Property Group	600	38
Total Convertible Preferred Stocks (Cost $32)		38

SHORT-TERM INVESTMENTS 1.0%
Money Market Fund 0.9%
T. Rowe Price Reserve Investment Fund, 3.79% #†	2,480,677	2,481
		2,481
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 3.02%, 10/20/05 ++	349,409	349
		349
Total Short-Term Investments (Cost $2,830)		2,830

FUTURES CONTRACTS 0.0%
Variation margin receivable (payable) on open futures
contracts (2)		17
Total Futures Contracts		17

SECURITIES LENDING COLLATERAL 23.1%
Money Market Trust 23.1%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 3.73% #	62,410,051	62,410
Total Securities Lending Collateral (Cost $62,410)		62,410

Total Investments in Securities
123.0% of Net Assets (Cost $287,934)		$333,129

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
§	All or a portion of this security is on loan at September 30,
2005 - See Note 2
^	When-issued security
++	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2005.
†	Affiliated company – See Note 4
ADR	American Depository Receipts
REIT	Real Estate Investment Trust

(2) Open Futures Contracts at September 30, 2005 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 7 S&P Mini 500 Index contracts
$70 par of 3.02% U.S. Treasury Bills
pledged as initial margin	12/05	$432	$(2)
Long, 26 Russell Mini 2000 Index contracts
$220 par of 3.02% U.S. Treasury Bills
pledged as initial margin	12/05	1,747	(8)
Long, 7 S&P Midcap Mini 400 contracts
$60 par of 3.02% U.S. Treasury Bills
pledged as initial margin	12/05	504	5
Net payments (receipts) of variation
margin to date			22
Variation margin receivable (payable)
on open futures contracts			$17

The accompanying notes are an integral part of this Portfo lio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor’s 500 Stock Index®, as represented by the Wilshire 4500 Completion Index.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2005, the value of loaned securities was $61,054,000; aggregate collateral consisted of $62,410,000 in the money market pooled trust and U.S. government securities valued at $56,000.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $287,934,000. Net unrealized gain aggregated $45,173,000 at period-end, of which $72,039,000 related to appreciated investments and $26,866,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $175,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 30, 2004 was $2,481,000 and $3,132,000, respectively.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares/$Par	Value
(Cost and value in $ 000s)

COMMON STOCKS AND WARRANTS 98.5%

CONSUMER DISCRETIONARY 12.7%
Auto Components 0.3%
American Axle & Manufacturing §	2,300	53
Arvinmeritor §	1,700	29
Bandag	800	34
Borg-Warner	1,400	79
Cooper Tire §	2,500	38
Dana	3,400	32
Delphi	13,514	37
Gentex §	3,600	63
Goodyear Tire & Rubber *§	4,500	70
Johnson Controls	4,900	304
Lear	1,600	54
Modine Manufacturing	1,300	48
Proliance International *	353	2
Standard Motor Products §	2,000	16
TRW *	2,300	68
Visteon §	8,286	81
		1,008
Automobiles 0.3%
Fleetwood *§	3,800	47
Ford Motor	42,561	420
GM §	13,052	399
Harley-Davidson	7,000	339
Thor Industries	1,800	61
Winnebago §	1,800	52
		1,318
Distributors 0.1%
Genuine Parts	4,300	184
Handleman §	2,200	28
		212
Diversified Consumer Services 0.4%
Apollo Group, Class A *	4,025	267
Bright Horizons Family Solutions *§	1,600	62
Career Education *	2,400	85
Corinthian Colleges *§	2,000	27
Devry *§	1,700	33
Education Management *	1,900	61
H&R Block	8,600	206
ITT Educational Services *	1,400	69
Laureate *	1,068	52
Matthews International, Class A	1,300	49
Regis	1,200	45
Service Corp. International	8,800	73
ServiceMaster	6,700	91
Sotheby's, Class A *	2,500	42
Stewart Enterprises, Class A §	6,400	43
Strayer Education	300	28
Weight Watchers *§	2,500	129
		1,362
Hotels, Restaurants & Leisure 1.9%
Applebee's	2,637	55
Bob Evans Farms §	1,700	39
Boyd Gaming	2,100	90
Brinker *	2,550	96
Carnival	15,100	755
CEC Entertainment *§	1,300	41
Cedar Fair §	1,300	39
Choice Hotels International	1,700	110
Cracker Barrel	1,100	37
Darden Restaurants	4,300	131
Gaylord Entertainment *§	1,500	71
GTECH	3,300	106
Harrah's Entertainment	4,590	299
Hilton	9,172	205
International Game Technology	8,100	219
International Speedway, Class A	1,600	84
Jack In The Box *	1,700	51
Krispy Kreme *§	3,000	19
Landry's Seafood Restaurant §	1,100	32
Las Vegas Sands *§	9,200	303
Lone Star Steakhouse & Saloon §	1,700	44
Marriott, Class A	5,500	346
McDonald's	29,300	981
MGM Mirage *	7,600	333
MTR Gaming Group *	1,900	15
Multimedia Games *§	700	7
Outback Steakhouse	1,600	59
Panera Bread, Class A *	1,200	61
Papa John's International *§	1,000	50
Penn National Gaming *	2,600	81
PF Chang's China Bistro *§	1,100	49
Rare Hospitality International *§	1,400	36
Royal Caribbean Cruises §	4,500	194
Ruby Tuesday §	2,200	48
Ryan's Restaurant Group *	3,500	41
Six Flags *§	5,100	37
Sonic *	1,400	38
Speedway Motorsports §	1,200	44
Starbucks *	9,400	471
Starwood Hotels & Resorts Worldwide, Equity Units	5,200	297
Station Casinos	2,100	139
The Cheesecake Factory *§	1,900	59
Triarc, Class B §	3,000	46
Vail Resorts *§	1,800	52
Wendy's	2,800	126
WMS Industries *§	1,700	48
Wynn Resorts *§	2,800	126
Yum! Brands	7,400	358
		6,968
Household Durables 1.1%
American Greetings, Class A	1,500	41
Black & Decker	2,200	181
Blyth Industries	1,500	33
Brillian Corp *§	750	2
Cavco Industries *	1,540	56
Centex	3,300	213
Champion Enterprises *	4,500	66
D. R. Horton	8,160	296
Ethan Allen Interiors §	1,400	44
Fortune Brands	3,700	301
Furniture Brands International §	2,900	52
Garmin §	5,000	339
Harman International	1,700	174
Helen of Troy Limited *§	1,300	27
Hovnanian Enterprises *	1,700	87
KB Home	2,500	183
Kimball International, Class B §	2,400	29
Knape & Vogt Manufacturing	1,600	21
La-Z-Boy §	2,600	34
Leggett & Platt	4,400	89
Lennar, Class A	4,200	251
Levitt, Class A §	1,475	34
Maytag §	2,700	49
MDC Holdings	945	75
Meritage *§	800	61
Mohawk Industries *	1,531	123
Newell Rubbermaid §	7,676	174
NVR *	180	159
Pulte	6,600	283
Rockford Corporation *§	2,100	7
Russ Berrie §	1,900	27
Ryland Group	1,500	103
Skyline	600	24
Snap-On	1,400	51
Standard Pacific	2,000	83
Stanley Furniture §	1,200	31
Stanley Works	2,200	103
Toll Brothers *	4,300	192
Tupperware	3,100	71
Whirlpool	1,500	114
		4,283
Internet & Catalog Retail 0.6%
Amazon.com *	9,300	421
Blue Nile *§	1,400	44
eBay *	31,200	1,286
Expedia *	9,324	185
Insight Enterprises *	1,350	25
J. Jill Group *§	1,100	18
Netflix *§	2,500	65
priceline.com *	1,450	28
ValueVision International *§	3,200	36
		2,108
Leisure Equipment & Products 0.2%
Action Performance §	1,900	24
Arctic Cat §	1,900	39
Brunswick	2,000	75
Callaway Golf §	1,900	29
Eastman Kodak §	7,500	182
Hasbro	4,000	79
K2 *	2,834	32
MarineMax *§	900	23
Marvel Entertainment *§	3,300	59
Mattel	10,700	178
Nautilus Group §	1,475	33
Oakley §	2,900	50
Polaris Industries §	1,100	54
SCP Pool	2,305	81
The Boyds Collection *§	4,000	3
		941
Media 3.9%
4Kids Entertainment *§	800	14
ADVO	1,450	45
Arbitron §	680	27
Belo Corporation, Class A	1,900	43
Cablevision Systems, Class A *	6,300	193
Catalina Marketing §	1,200	27
Charter Communications, Class A *§	7,700	12
Citadel Broadcasting *§	3,100	43
Clear Channel Communications	13,401	441
Comcast, Special Class A *	52,494	1,542
Cox Radio, Class A *	2,200	33
Cumulus Media, Class A *§	1,406	18
DIRECTV *	31,750	476
Discovery Holding, Series A *	6,800	98
Disney	47,700	1,151
Dow Jones §	1,700	65
Dreamworks Animation, Class A *§	3,000	83
EchoStar Communications, Class A	5,100	151
Emmis Communications *§	1,200	27
Entercom Communications *	1,200	38
Entravision Communications, Class A *§	4,000	31
Gannett	5,900	406
Gemstar TV Guide *	10,100	30
Getty Images *§	1,600	138
Gray Communications Systems §	1,900	20
Harte-Hanks	1,900	50
Hearst-Argyle Television §	1,700	44
Hollinger International §	3,900	38
Insight Communications *§	3,400	40
Interactive Data	2,900	66
Interpublic Group *	9,912	115
John Wiley & Sons	1,900	79
Journal Register	2,800	45
Knight-Ridder §	1,700	100
Lamar Advertising *	1,900	86
Lee Enterprises	1,100	47
Liberty	500	23
Liberty Global *	5,780	156
Liberty Global, Series C *	5,780	149
Liberty Media, Class A *	68,000	547
McClatchy	1,200	78
McGraw-Hill	9,600	461
Media General, Class A	700	41
Mediacom Communications *	5,000	37
Meredith	1,100	55
New York Times, Class A §	3,400	101
News Corp., Class A	55,584	867
News Corporation, Class B §	33,100	546
Omnicom	4,500	376
Paxson Communications *	9,300	4
Pixar *	2,200	98
Primedia *§	13,700	56
ProQuest *§	1,000	36
R.H. Donnelley *	1,240	78
Radio One *§	3,400	45
Reader's Digest	3,800	61
Regal Entertainment Group, Class A §	5,200	104
Regent Communications *§	6,500	34
Scholastic *	1,100	41
Scripps, Class A	3,800	190
Sirius Satellite Radio *§	32,900	216
Spanish Broadcasting, Class A *§	4,100	29
Time Warner	103,320	1,871
TiVo *§	2,800	15
Tribune	7,422	252
Univision Communications, Class A *	7,640	203
Valassis Communications *	1,700	66
Viacom, Class B	40,058	1,322
Washington Post, Class B	220	177
Westwood One	2,200	44
WPP Group ADR §	481	25
XM Satellite Radio Holdings, Class A *§	5,500	198
		14,464
Multiline Retail 1.0%
99 Cents Only Stores *§	1,600	15
Big Lots *§	3,700	41
Dillards, Class A §	2,200	46
Dollar General §	8,450	155
Dollar Tree Stores *	2,500	54
Family Dollar Stores	5,200	103
Federated Department Stores	6,433	430
J.C. Penney	6,200	294
Kohl's *	8,300	416
Neiman Marcus, Class A	1,400	140
Nordstrom	6,400	220
Saks *	3,675	68
Sears Holding *	3,731	464
Shopko Stores *§	1,500	38
Target	21,400	1,111
Tuesday Morning §	1,800	47
		3,642
Specialty Retail 2.4%
Abercrombie & Fitch	2,016	100
Advance Auto Parts *	2,850	110
American Eagle Outfitters	3,300	78
Autonation *	6,300	126
AutoZone *	2,100	175
Barnes & Noble	1,600	60
bebe stores §	3,787	66
Bed Bath & Beyond *	7,500	301
Best Buy	11,550	503
Blockbuster, Class A §	6,600	31
Borders Group	2,700	60
Burlington Coat Factory	1,100	42
CarMax *§	3,129	98
Charming Shoppes *§	4,000	43
Chico's *	5,200	191
Christopher & Banks §	1,700	24
Circuit City	4,800	82
Claire's Stores	2,600	63
Cost Plus *	900	16
Deb Shops §	1,400	30
Electronics Boutique Holdings *§	700	44
Foot Locker	3,600	79
Franklin Covey *	4,600	33
GameStop, Class B *	934	27
GAP	20,850	363
Genesco *§	900	34
Group One Automotive *	1,600	44
Guitar Center *	800	44
Gymboree *§	2,200	30
Harvey Electronics *	10,500	9
Hibbett Sporting Goods *§	2,363	53
Home Depot	52,450	2,000
Hot Topic *§	2,350	36
Linens 'n Things *§	1,000	27
Lowes	18,600	1,198
Men's Wearhouse *	1,500	40
Michaels Stores	3,700	122
Movie Gallery §	1,800	19
O'Reilly Automotive *	2,900	82
Office Depot *	8,400	249
OfficeMax	2,022	64
Pacific Sunwear *	2,325	50
Pantry *	1,400	52
Payless Shoesource *	2,806	49
Pep Boys	1,700	24
Petco *	2,200	47
PETsMART	4,100	89
Pier 1 Imports	2,000	23
RadioShack §	3,700	92
Rent-A-Center *	1,700	33
Ross Stores	3,400	81
Select Comfort *§	1,900	38
Sherwin-Williams	3,700	163
Shoe Pavilion *	2,200	10
Staples	17,575	375
Talbots §	1,300	39
The Children's Place *§	800	28
The Limited	10,755	220
The Sports Authority *§	1,192	35
Tiffany	3,300	131
TJX	11,600	238
Too *	1,657	45
Tweeter Home Entertainment Group *§	3,600	12
Ultimate Electronics *	1,000	0
United Retail Group *§	3,500	27
Urban Outfitters *§	4,600	135
West Marine *§	1,300	19
Williams-Sonoma *	2,700	104
Zale *	1,600	43
		8,998
Textiles, Apparel, & Luxury Goods 0.5%
Coach *	9,800	307
Columbia Sportswear *§	1,000	46
Culp *	600	3
Deckers Outdoor *§	1,300	31
Forward Industries *§	1,200	28
Fossil *§	1,600	29
Jones Apparel Group	3,100	88
K-Swiss, Class A §	2,000	59
Kellwood §	1,800	47
Liz Claiborne	2,500	98
Movado Group	2,000	37
Nike, Class B	6,700	547
Polo Ralph Lauren	2,700	136
Quiksilver *	3,700	54
Reebok	1,800	102
Rocky Shoes & Boots *§	1,100	31
Russell §	1,600	23
Superior Uniform Group §	200	3
Tarrant Apparel *§	3,100	10
Timberland, Class A *	2,100	71
Unifi *	7,500	25
V. F.	3,100	180
		1,955
Total Consumer Discretionary		47,259

CONSUMER STAPLES 8.7%
Beverages 1.7%
Anheuser-Busch	19,100	822
Brown-Forman, Class B	2,800	167
Coca-Cola	57,200	2,470
Coca-Cola Enterprises	10,900	213
Constellation Brands, Class A *	5,400	140
Cruzan International *	780	22
Molson Coors Brewing, Class B §	1,900	122
Pepsi Bottling Group	6,600	188
PepsiAmericas	4,500	102
PepsiCo	40,470	2,295
		6,541
Food & Staples Retailing 2.3%
Albertsons §	8,590	220
BJ's Wholesale Club *	2,000	56
Costco Wholesale	10,600	457
CVS	18,800	545
Great Atlantic & Pacific Tea *§	2,100	60
Kroger *	17,000	350
Longs Drug Stores §	1,200	52
Marsh Supermarkets	1,600	19
Performance Food Group *§	2,100	66
Rite Aid *§	14,500	56
Ruddick	1,700	39
Safeway	9,600	246
Supervalu	2,700	84
Sysco	15,100	474
Topps	4,300	35
United Natural Foods *	2,200	78
Wal-Mart	99,800	4,373
Walgreen	24,100	1,047
Weis Markets §	1,500	60
Whole Foods Market	1,600	215
		8,532
Food Products 1.6%
Alico §	1,000	51
American Italian Pasta, Class A §	1,200	13
Archer-Daniels-Midland	16,572	409
Bunge Limited §	2,900	153
Campbell Soup	10,500	312
ConAgra	12,308	305
Corn Products International §	2,800	57
Dean Foods *	3,379	131
Del Monte Foods *§	6,811	73
Delta Pine & Land	2,100	55
Flowers Foods	2,677	73
Fresh Del Monte Produce §	2,100	57
Galaxy Nutritional Foods *§	1,800	3
General Mills	9,700	468
Hain Celestial Group *	2,100	41
Heinz	8,200	300
Hershey Foods	6,400	360
Hormel Foods	3,900	129
J.M. Smucker	1,816	88
Kellogg	9,500	438
Kraft Foods, Class A	39,700	1,214
Lancaster Colony	1,200	52
Lance §	2,000	35
McCormick	4,100	134
Pilgrim's Pride	1,700	62
Sara Lee	20,000	379
Smithfield Foods *	2,400	71
Tasty Baking §	400	3
Tootsie Roll Industries	1,745	55
Treehouse Foods *§	1,375	37
Tyson Foods, Class A	8,154	147
Wrigley	5,300	381
		6,086
Household Products 1.4%
Clorox	3,700	206
Colgate-Palmolive	12,700	670
Energizer *	2,000	113
Kimberly-Clark	11,900	708
Procter & Gamble	59,700	3,550
		5,247
Personal Products 0.6%
Alberto Culver, Class B	2,800	125
Avon	11,300	305
Chattem *§	1,000	36
Elizabeth Arden *§	1,600	35
Estee Lauder, Class A	3,200	111
Gillette	23,500	1,368
NBTY *§	1,600	38
Playtex Products *§	5,400	59
		2,077
Tobacco 1.1%
Alliance One International §	6,800	24
Altria Group	48,100	3,546
Reynolds American §	3,433	285
Universal Corporation	500	19
UST	4,100	172
Vector Group §	3,445	69
		4,115
Total Consumer Staples		32,598

ENERGY 9.2%
Energy Equipment & Services 1.8%
Atwood Oceanics *§	700	59
Baker Hughes	7,400	442
BJ Services	8,200	295
Carbo Ceramics	1,200	79
Cooper Cameron *	1,600	118
Diamond Offshore Drilling §	3,100	190
ENSCO International	3,700	172
FMC Technologies *	1,987	84
Global Industries *	2,300	34
GlobalSantaFe	5,496	251
Grant Prideco *	3,500	142
Halliburton	11,100	761
Hanover Compressor *§	1,900	26
Helmerich & Payne	1,600	97
Input/Output *§	5,500	44
Nabors Industries *	3,130	225
National Oilwell Varco *	4,484	295
Newpark Resources *§	4,300	36
Noble Drilling	3,200	219
Oceaneering International *	1,200	64
Offshore Logistics *	1,200	44
Parker Drilling *	6,800	63
Patterson-UTI Energy	4,300	155
Pride International *	3,300	94
Rowan	3,100	110
Schlumberger	13,772	1,162
Smith International	5,000	167
Superior Energy *	2,900	67
TETRA Technologies *§	975	31
Tidewater	1,300	63
Todco, Class A	2,400	100
Transocean *	8,125	498
Unit *	1,700	94
Universal Compression Holdings *	1,400	56
Veritas DGC *	1,700	62
W-H Energy Services *§	1,800	58
Weatherford International *	3,000	206
		6,663
Oil, Gas & Consumable Fuels 7.4%
Alliance Resource Partners *§	1,200	55
Amerada Hess	2,100	289
Anadarko Petroleum	5,629	539
Apache	8,086	608
Arch Coal §	1,446	98
Bill Barrett *§	1,600	59
BP Prudhoe Bay Royalty Trust §	500	39
Buckeye Partners, Equity Units *§	1,200	57
Burlington Resources	9,600	781
Cabot Oil & Gas	1,950	98
Callon Petroleum *§	1,400	29
Chesapeake Energy §	7,808	299
Chevron	53,433	3,459
Cimarex Energy *	1,944	88
ConocoPhillips	32,668	2,284
CONSOL Energy	2,100	160
Cross Timbers Royalty Trust §	928	50
Denbury Resources *	1,800	91
Devon Energy	11,332	778
El Paso Corporation §	16,244	226
Encore Acquisition *	1,800	70
Energy Partners *§	2,200	69
Enterprise Products Partners *§	9,900	249
EOG Resources	6,200	464
ExxonMobil	150,262	9,548
Forest Oil *	1,200	62
General Maritime §	1,400	51
Houston Exploration *	1,200	81
Hugoton Royalty Trust §	2,200	89
Kerr-McGee	2,643	257
KFX *§	3,900	67
Kinder Morgan	3,100	298
Magellan Midstream Partners §	2,400	82
Marathon Oil	8,354	576
Massey §	2,300	117
Murphy Oil	4,600	229
Newfield Exploration *	3,600	177
Noble Energy	4,800	225
Occidental Petroleum	9,500	812
Peabody Energy	3,400	287
Penn Virginia	1,000	58
Petroleum Development *§	1,300	50
Pioneer Natural Resources §	3,100	170
Plains All American Pipeline *§	1,900	81
Plains Exploration & Production *	2,600	111
Pogo Producing	1,900	112
Quicksilver Resources *§	2,750	131
Remington Oil & Gas *	1,100	46
Southwestern Energy *	1,700	125
Spinnaker Exploration *	900	58
Stone Energy *§	1,200	73
Sunoco	3,800	297
Syntroleum *§	4,300	63
Tel Offshore Trust §	63	1
Teppco Partners *§	1,500	61
Tesoro Petroleum	1,600	108
Ultra Petroleum *§	4,200	239
Valero Energy	7,557	854
Vintage Petroleum	2,500	114
Western Gas Resources §	2,600	133
Whiting Petroleum *	1,200	53
Williams Companies	14,685	368
World Fuel Services	2,400	78
XTO Energy	8,542	387
		27,668
Total Energy		34,331

FINANCIALS 20.5%
Capital Markets 2.6%
A.G. Edwards	2,500	110
Aether Holdings *§	1,250	4
Affiliated Managers Group *§	1,150	83
AmeriTrade *§	12,400	266
Bank of New York	17,900	526
Bear Stearns	2,327	255
Charles Schwab	34,006	491
E*TRADE Financial *	10,200	180
Eaton Vance	3,500	87
Federated Investors, Class B	2,750	91
Franklin Resources	6,200	521
Goldman Sachs	11,200	1,362
Greenhill §	1,300	54
Investment Technology Group *§	2,600	77
Investors Financial Services §	1,800	59
Janus Capital Group	5,400	78
Jefferies Group	1,700	74
John Nuveen §	2,600	102
Knight Capital Group *§	5,900	49
LaBranche & Co. *§	3,900	34
Ladenburg Thalmann Financial Services *§	787	0
Legg Mason	2,850	313
Lehman Brothers	6,634	773
Mellon Financial	9,800	313
Merrill Lynch	22,000	1,350
Morgan Stanley	25,600	1,381
Northern Trust	5,700	288
Piper Jaffray *	1,215	36
Raymond James Financial	2,150	69
Refco *	3,100	88
SEI	2,600	98
State Street	8,500	416
Stifel Financial *§	2,000	72
Waddell & Reed Financial, Class A	2,951	57
Westwood Holdings Group	1,300	24
		9,781
Commercial Banks 5.2%
1st Source §	1,830	42
Amcore Financial §	1,200	37
Amegy Bancorp	1,600	36
AmSouth	8,767	221
Associated Banc Corp	3,767	115
BanCorpSouth §	2,700	62
Bank of America	95,754	4,031
Bank of Hawaii	1,600	79
Bank of the Ozarks §	900	31
Bay View Capital §	1,310	20
BB&T	13,320	520
BOK Financial	1,315	63
Boston Private Financial	1,300	35
BWC Financial §	1,115	32
Capital Corp of the West §	1,800	55
Capitol Bancorp Limited §	1,247	40
Chittenden	1,068	28
Citizens Banking §	1,000	28
City National	1,100	77
Colonial BancGroup	2,500	56
Comerica	4,300	253
Commerce Bancorp §	4,500	138
Commerce Bancshares §	1,510	78
Community Banks §	1,083	30
Community Bankshares of Indiana	1,340	33
Community Capital	1,500	36
Compass Bancshares	2,800	128
Cullen/Frost Bankers §	1,200	59
CVB Financial §	2,792	52
East West Bancorp	2,200	75
Fidelity Southern	2,300	40
Fifth Third Bancorp	13,609	500
First Charter	1,200	29
First Financial Bancorp §	2,770	52
First Horizon National §	2,800	102
First M & F Corporation §	700	25
First Merchants §	1,630	42
First Midwest Bancorp	1,950	73
FirstBank Puerto Rico	2,400	41
FirstMerit	2,000	54
FNB §	2,492	43
Frontier Financial §	1,200	35
Fulton Financial §	3,786	63
German American Bancorp §	1,874	25
Gold Banc §	3,400	51
Greater Bay Bancorp §	2,200	54
Hancock Holding §	1,300	44
Hibernia, Class A	3,400	102
Hudson United Bancorp §	1,470	62
Huntington Bancshares	5,366	121
IBERIABANK §	750	40
Integra Bank §	1,071	23
International Bancshares §	1,366	41
KeyCorp	9,400	303
M & T Bank	2,700	285
Main Street Banks §	1,200	32
Marshall & Ilsley	5,278	230
Mercantile Bankshares	1,700	92
Merrill Merchants Bancorp	938	22
Metrocorp Bancshares §	1,500	36
Mid-State Bancshares §	1,700	47
Midwest Banc Holdings §	1,200	28
National City	14,688	491
NBT Bancorp §	1,400	33
North Fork Bancorporation	11,718	299
Old National Bancorp §	2,112	45
Omega Financial §	1,300	36
Oriental Financial Group §	1,227	15
Pacific Capital Bancorp §	1,710	57
Park National §	315	34
Peoples Bancorp §	1,345	37
Peoples Financial	1,500	27
PNC Financial Services Group	6,200	360
Popular	7,000	170
Prosperity Bancshares §	1,200	36
Provident Bankshares §	1,599	56
Regions Financial	11,366	354
Renasant §	1,250	40
Republic Bancorp §	3,497	49
S&T Bancorp §	1,100	42
Sandy Spring Bancorp §	900	30
Santander Bancorp §	1,703	42
Signature Bank *§	1,300	35
Sky Financial §	3,133	88
South Financial Group §	1,965	53
Southwest Bancorp of Oklahoma §	1,800	40
Sterling Bancshares	1,750	26
SunTrust	8,270	574
Susquehanna Bancshares	2,000	48
SVB Financial Group *	900	44
Synovus Financial	8,300	230
TCF Financial §	4,200	112
TD Banknorth §	4,141	125
Texas Capital Bancshares *§	1,700	36
Texas Regional Bancshares, Class A	1,717	49
The Savannah Bancorp	750	26
Toronto Dominion Bank §	835	41
Trustmark §	1,500	42
U.S. Bancorp	43,955	1,234
U.S.B. Holding Company §	1,732	40
UCBH Holdings §	3,400	62
UMB Financial §	498	33
UnionBancal	3,300	230
United Bankshares §	900	31
Unity Bancorp §	3,819	50
Valley National Bancorp	2,947	67
Wachovia	37,201	1,770
Wells Fargo	40,252	2,358
WesBanco §	1,100	30
WestAmerica	1,100	57
Whitney Holding	2,125	57
Wilmington Trust	1,500	55
Wintrust Financial	1,050	53
Zions Bancorp	2,400	171
		19,347
Consumer Finance 1.1%
Advance America Cash Advance Centers §	3,500	46
Advanta, Class A	2,155	56
American Express	29,500	1,695
AmeriCredit *	4,100	98
Capital One Financial	5,700	453
CompuCredit *§	2,100	93
First Marblehead §	2,200	56
MBNA	29,375	724
Metris Companies *§	2,300	34
Providian Financial *	8,000	141
SLM Corporation	10,600	569
Student Loan	600	142
WFS Financial	900	60
World Acceptance *§	900	23
		4,190
Diversified Financial Services 2.7%
Alliance Capital §	2,100	100
CapitalSource *§	3,100	68
Chicago Mercantile Exchange Holdings	900	303
CIT Group	5,200	235
Citigroup	122,614	5,581
eSpeed, Class A *§	3,400	26
Instinet Group	9,900	49
J.P. Morgan Chase	83,577	2,836
Leucadia National §	3,381	146
Moody's	7,800	398
Principal Financial Group	7,700	365
		10,107
Insurance 5.1%
21st Century Insurance Group §	4,200	67
ACE Limited	6,800	320
AFLAC	11,700	530
Alfa §	1,800	30
Allmerica Financial *	1,400	58
Allstate	16,700	923
Ambac	2,550	184
American Financial Group	1,500	51
American International Group	61,118	3,787
American National Insurance	500	60
AmerUs Life §	900	52
Aon	7,050	226
Arch Capital Group *	1,500	74
Arthur J. Gallagher §	2,000	58
Assurant	2,400	91
Axis Capital Holdings	3,400	97
Berkshire Hathaway, Class A *	36	2,952
Bristol West Holdings §	1,500	27
Brown & Brown §	1,700	84
Chubb	4,700	421
Cincinnati Financial	3,969	166
Citizens Financial *	600	5
CNA Financial *§	4,800	143
Commerce Group	1,100	64
Conseco *	3,500	74
Delphi Financial, Class A §	1,050	49
Erie Indemnity, Class A	1,800	95
FBL Financial Group, Class A	1,432	43
Fidelity National Financial	4,562	203
First American Financial	2,485	113
FPIC Insurance Group *§	1,300	47
Genworth Financial, Class A	11,800	380
Great American Financial Resources §	2,000	40
Hartford Financial Services	6,700	517
HCC Insurance Holdings	2,250	64
Hilb Rogal and Hobbs §	1,400	52
Horace Mann Educators	1,800	36
Infinity Property & Casualty	1,200	42
Jefferson Pilot	3,100	159
LandAmerica Financial Group §	900	58
Lincoln National	4,000	208
Loews	5,100	471
Markel *	260	86
Marsh & McLennan	12,200	371
MBIA	3,200	194
Mercury General §	1,400	84
MetLife	18,200	907
Midland	1,100	40
Nationwide Financial Services, Class A	1,300	52
Navigators Group *§	900	34
Odyssey Re Holdings §	1,600	41
Ohio Casualty	2,200	60
Old Republic International	4,150	111
Phoenix Companies §	4,000	49
Presidential Life	1,700	31
ProAssurance *§	824	38
Progressive Corporation	5,150	540
Protective Life	1,500	62
Prudential	12,000	811
Reinsurance Group of America §	1,700	76
RenaissanceRe Holdings §	1,700	74
RLI §	700	32
SAFECO	3,100	165
St. Paul Companies	15,923	714
StanCorp Financial Group	800	67
Torchmark	2,600	137
Transatlantic Holdings §	1,437	82
UICI	1,400	50
United America Indemnity *§	1,939	36
United Fire & Casualty §	900	41
Unitrin	1,800	85
UnumProvident §	6,376	131
Vesta Insurance *§	3,300	7
W. R. Berkley	2,925	115
Wesco Financial §	150	51
White Mountains Insurance Group	300	181
XL Capital	3,300	225
Zenith National §	1,100	69
		18,970
Real Estate 2.2%
Agree Realty, REIT §	1,300	37
AMB Property, REIT	2,400	108
American Mortgage Acceptance, REIT §	1,600	23
AmeriVest Properties, REIT §	4,900	20
Annaly Mortgage Management, REIT §	4,100	53
Apartment Investment & Management, Class A, REIT	2,900	112
Archstone-Smith Trust, REIT	5,500	219
Arden Realty, REIT	2,100	86
Avalonbay Communities, REIT	2,007	172
Bedford Property Investors, REIT §	1,200	29
Boston Properties, REIT	2,400	170
Brandywine Realty Trust, REIT	1,900	59
BRE Properties, REIT, Class A	1,700	76
Camden Property Trust, REIT	1,800	100
CarrAmerica Realty, REIT	2,100	75
CBL & Associates Properties, REIT	2,200	90
Centerpoint Properties, REIT	1,600	72
Consolidated-Tomoka Land §	700	48
Cousins Properties, REIT	1,850	56
Crescent Real Estate Equities, REIT §	4,000	82
Developers Diversified Realty, REIT	3,100	145
Duke Realty, REIT	3,800	129
EastGroup Properties, REIT §	1,000	44
Equity Lifestyle Properties, REIT	1,000	45
Equity Office Properties, REIT	10,461	342
Equity Residential, REIT	7,400	280
Federal Realty Investment Trust, REIT	1,800	110
Felcor Lodging Trust, REIT *	3,748	57
First Industrial Realty, REIT §	1,800	72
Forest City Enterprises, Class A	2,800	107
Friedman, Billings, Ramsey Group, REIT, Class A §	4,900	50
General Growth Properties, REIT	5,900	265
Getty Realty, REIT §	1,200	35
Health Care Property Investors, REIT	3,900	105
Heritage Property Investment Trust, REIT §	1,900	67
Highwoods Properties, REIT	1,500	44
Home Properties of New York, REIT	1,400	55
Hospital Properties Trust, REIT	2,000	86
Host Marriott, REIT	9,300	157
Innkeepers USA, REIT	3,100	48
IStar Financial, REIT	3,017	122
Kilroy Realty, REIT	1,300	73
Kimco Realty, REIT	6,300	198
Liberty Property Trust, REIT §	2,100	89
Macerich Company, REIT	1,900	123
Mack-Cali Realty, REIT	2,100	94
Maguire Properties, REIT	1,700	51
MeriStar Hospitality, REIT *	6,000	55
Mid-America Apartment Communities, REIT	1,000	47
Mills, REIT	1,800	99
Mission West Properties, REIT §	3,200	32
Monmouth Real Estate Investment, REIT, Class A §	3,100	25
Nationwide Health Properties, REIT §	2,500	58
New Plan Excel Realty, REIT §	3,200	73
NovaStar Financial, REIT §	1,200	40
One Liberty Properties, REIT §	1,700	34
Pan Pacific Retail Properties, REIT	1,200	79
Parkway Properties, REIT §	1,000	47
Pennsylvania, REIT	1,630	69
Plum Creek Timber, REIT	4,944	187
PMC Commercial Trust, REIT §	1,591	21
Post Properties, REIT	1,800	67
ProLogis, REIT	7,091	314
Public Storage, REIT	3,500	235
Rayonier, REIT	1,596	92
Realty Income, REIT §	2,400	57
Reckson Associates Realty, REIT	2,600	90
Regency Centers, REIT	1,600	92
Shurgard Storage Centers, REIT §	1,700	95
Simon Property Group, REIT	5,681	421
SL Green Realty, REIT §	1,500	102
St. Joe	1,700	106
Strategic Hotel Capital, REIT	1,600	29
Taubman Centers, REIT	2,200	70
Thornburg Mortgage, REIT §	2,900	73
Trizec Properties, REIT	4,500	104
United Dominion Realty Trust, REIT	3,800	90
Vencor, REIT	3,000	97
Vornado Realty Trust, REIT	3,200	277
Weingarten Realty Investors, REIT	2,575	97
Wellsford Real Properties *§	1,200	23
WP Carey & Co	1,600	43
		8,120
Thrifts & Mortgage Finance 1.6%
Alliance Bank	800	22
Anchor Bancorp Wisconsin §	1,200	35
Astoria Financial	3,625	96
BankAtlantic, Class A §	2,700	46
Berkshire Hills Bancorp §	500	17
Brookline Bancorp §	2,693	43
Capitol Federal Financial §	2,500	86
Commercial Capital Bancorp §	2,800	48
Commercial Federal	1,900	65
CORUS Bankshares §	1,000	55
Countrywide Credit	13,598	448
Doral Financial §	2,350	31
Downey Financial	1,200	73
Fannie Mae	22,300	999
First Busey §	1,450	28
First Niagra Financial	3,405	49
FirstFed Financial *§	800	43
Flushing Financial §	1,350	22
Freddie Mac	16,300	920
Fremont General §	3,100	68
Golden West Financial	7,600	451
Horizon Financial §	1,000	22
Hudson City Bancorp	17,009	202
Independence Community Bank	2,754	94
IndyMac Mortgage Holdings	1,900	75
MAF Bancorp	1,411	58
MGIC Investment	2,400	154
Net Bank §	3,921	33
New York Community Bancorp §	6,953	114
Northwest Bancorp §	2,700	57
People's Bank	4,375	127
PMI Group	2,000	80
Radian	2,100	111
Sovereign Bancorp	9,783	216
Triad Guaranty *§	1,100	43
Washington Federal	2,842	64
Washington Mutual	21,006	824
Webster Financial	2,003	90
		6,009
Total Financials		76,524

HEALTH CARE 12.6%
Biotechnology 2.4%
Abgenix *§	2,900	37
Affymetrix *§	1,800	83
Albany Molecular Research *§	1,300	16
Alexion Pharmaceutical *§	1,500	42
Alkermes *§	3,900	66
Amgen *	30,260	2,411
Amylin Pharmaceuticals *§	2,900	101
Antigenics *§	1,600	9
Aphton *§	7,000	4
Applera	5,500	128
Arena Pharmaceuticals *§	2,500	25
Ariad Pharmaceuticals *§	4,600	34
Array BioPharma *§	4,900	35
AVI BioPharma *§	1,200	3
Avigen *§	700	2
Biogen Idec *	7,610	300
BioMarin Pharmaceutical *§	4,300	38
Biopure *§	433	0
Caliper Life Sciences *	2,200	15
Celera Genomics *	1,500	18
Celgene *§	3,800	206
Cell Genesys *§	1,300	7
Cell Therapeutics *§	3,900	11
Cephalon *§	1,700	79
Charles River Laboratories International *	1,968	86
Chiron *	4,400	192
Cubist Pharmaceuticals *	2,200	47
CuraGen *§	5,300	26
CV Therapeutics *§	1,600	43
Cytrx *§	6,400	6
Digene *§	1,100	31
Discovery Partners *	2,600	8
Diversa *§	2,400	14
Encysive Pharmaceuticals *§	2,700	32
Enzo Biochem §	770	12
Enzon Pharmaceuticals *§	2,000	13
Exelixis *§	4,300	33
Eyetech Pharmaceuticals *§	2,700	48
Gene Logic *§	1,500	7
Genentech *	24,400	2,055
Genta *§	2,600	4
Genzyme *	6,249	448
Gilead Sciences *	10,380	506
Human Genome Sciences *§	4,600	63
ICOS *§	2,000	55
ImClone Systems *§	2,307	73
ImmunoGen *§	4,700	35
Immunomedics *§	6,100	12
Incyte Genomics *§	4,700	22
Interleukin Genetics *	1,800	7
InterMune *§	2,500	41
Isis Pharmaceuticals *§	2,000	10
La Jolla Pharmaceutical *§	2,300	2
Lexicon Genetics *§	5,000	20
Luminex *§	2,800	28
Martek Biosciences *§	700	25
Medarex *§	3,400	32
MedImmune *	6,452	217
Millennium Pharmaceuticals *	6,585	61
Myriad Genetics *§	2,500	55
Nektar Therapeutics *	2,000	34
NeoPharm *§	2,705	34
Neose Technologies *§	2,700	6
Neurocrine Biosciences *§	1,400	69
Novavax *§	2,300	4
NPS Pharmaceuticals *§	2,500	25
ONYX Pharmaceuticals *§	2,000	50
OSI Pharmaceuticals *§	1,405	41
OSI Pharmaceuticals, Rights	90	0
OXiGENE *§	1,700	9
Pharmacopeia Drug Discovery *§	3,900	14
Progenics Pharmaceuticals *§	1,500	36
Protein Design Labs *§	2,600	73
QLT *§	500	4
Regeneron Pharmaceuticals *§	2,300	22
Sangamo BioSciences *	2,300	10
Sequenom *	2,300	2
Serologicals *§	1,650	37
Tanox *§	3,400	50
Techne *§	1,100	63
Telik *§	1,600	26
Theravance *§	2,300	48
Trimeris *§	600	9
VaxGen *	3,100	45
Vertex Pharmaceuticals *	1,948	44
XOMA *§	3,300	6
		8,800
Health Care Equipment & Supplies 2.3%
Advanced Medical Optics *	2,392	91
Align Technology *§	4,500	30
American Medical Systems *	1,600	32
Analogic	800	40
Anika Therapeutics *	1,500	18
Arrow International §	1,800	51
ArthroCare *§	1,300	52
Aspect Medical Systems *§	1,200	36
Bausch & Lomb	1,200	97
Baxter International	15,200	606
Beckman Coulter	1,700	92
Becton, Dickinson	6,100	320
Bio-Rad Laboratories, Class A *	1,000	55
Biomet	6,300	219
Biosite Diagnostics *§	700	43
Bioveris *	2,300	13
Boston Scientific *	19,100	446
Bruker Biosciences *	5,100	22
C R Bard	2,200	145
Cantel Medical *§	1,500	32
Cerus *§	900	8
Cooper Companies	1,000	77
Cytyc *	3,100	83
Dentsply International	1,700	92
Diagnostic Products §	600	32
Dionex *§	700	38
DJ Orthopedics *	1,500	43
Edwards Lifesciences *	1,360	60
EPIX Pharmaceuticals *§	1,400	11
Exactech *§	1,800	27
Fisher Scientific *	3,064	190
Gen-Probe *	1,800	89
Guidant	7,200	496
Haemonetics *§	1,300	62
Hillenbrand Industries	1,400	66
Hospira *	3,590	147
ICU Medical *§	1,400	40
IDEXX Laboratories *	800	54
INAMED *	1,100	83
Integra LifeSciences *§	700	27
Invacare	700	29
Inverness Medical Innovations *§	1,180	31
Invitrogen *	1,200	90
Kinetic Concepts *	1,700	97
Laserscope *§	1,500	42
Lifecore Biomedical *	2,300	28
Medical Action Industries *	1,900	33
Medtronic	28,420	1,524
Millipore *	1,300	82
Molecular Devices *§	1,300	27
NMT Medical *	4,000	44
OraSure Technologies *§	4,500	42
Palomar Medical Technologies *§	1,400	37
PerkinElmer	2,635	54
Regeneration Technologies *§	3,500	29
ResMed *§	900	72
Respironics *	2,400	101
St. Jude Medical *	8,300	388
Steris	2,000	48
Stryker	9,700	479
SurModics *§	1,200	46
Sybron Dental Specialties *	1,666	69
Synergetics USA *§	2,400	11
Thermo Electron *	3,950	122
Thoratec *§	3,000	53
Varian *	700	24
Varian Medical Systems *	3,600	142
Ventana Medical Systems *§	1,300	50
Viasys Healthcare *§	957	24
Vital Signs §	600	28
Waters Corporation *	2,800	116
West Pharmaceutical Services §	1,400	42
Zimmer Holdings *	6,260	431
Zoll Medical *§	1,000	26
		8,626
Health Care Providers & Services 2.9%
Accelrys *§	1,000	7
Aetna	7,600	655
Allscripts Healthcare *§	2,900	52
AmerisourceBergen	2,666	206
AMN Healthcare Services *§	1,852	29
AmSurg, Class A *	1,400	38
Apria Healthcare *	2,100	67
Beverly Enterprises *§	4,000	49
Bioanalytical Systems *	1,100	6
Bioscrip *§	5,500	36
Cardinal Health	10,005	635
Caremark RX *	11,250	562
Cerner *§	800	69
CIGNA	3,200	377
Community Health System *	2,100	81
CorVel *§	1,050	25
Covance *	2,200	106
Coventry Health Care *	2,876	247
Cross Country Healthcare *	800	15
DaVita *	2,799	129
Dendrite International *	1,000	20
Eclipsys *	2,700	48
Express Scripts *	4,000	249
Gentiva Health Services *§	2,375	43
HCA	9,300	446
Health Management, Class A	5,600	131
Health Net *	2,600	123
Healthtronics *§	4,300	43
Henry Schein *	2,000	85
Hooper Holmes	5,300	21
Humana *	4,500	215
IDX Systems *§	1,200	52
IMS Health	6,300	159
Laboratory Corporation of America *	3,900	190
LifePoint Hospitals *	2,147	94
Lincare Holdings *	2,800	115
Manor Care	2,200	84
McKesson	7,251	344
Medco *	6,346	348
National Data	1,900	36
OCA *§	13,200	20
Omnicare	2,700	152
Omnicell *§	1,600	16
PacifiCare Health Systems *	2,000	159
Patterson Companies *§	3,800	152
PDI *§	1,000	15
Pharmaceutical Product Development *	1,800	103
Priority Healthcare, Class B *	1,300	36
PSS World Medical *	3,000	40
Psychemedics	2,075	28
Q-Med *§	1,200	15
Quest Diagnostics	5,000	253
Renal Care Group *	1,900	90
Rural/Metro *§	6,200	55
Sierra Health Services *	1,200	83
Specialty Laboratories *§	3,000	40
Sunrise Senior Living *§	900	60
Tenet Healthcare *	11,350	127
Triad Hospitals *	2,531	115
United American Healthcare *	3,200	10
UnitedHealth Group	30,092	1,691
Universal Health Services	1,500	71
WebMD *§	7,110	79
WellChoice *	2,200	167
WellPoint *	14,862	1,127
		10,941
Pharmaceuticals 5.0%
Abbott Laboratories,	37,200	1,577
Adolor *§	2,000	21
Allergan	3,100	284
Alpharma, Class A	1,800	45
Andrx *	1,500	23
Atherogenics *§	800	13
Barr Pharmaceuticals *	2,601	143
Bristol Myers Squibb	45,100	1,085
Eli Lilly	26,300	1,408
Emisphere Technologies *§	1,000	5
Endo Pharmaceutical *	3,400	91
First Horizon Pharmaceutical *§	2,200	44
Forest Laboratories *	8,500	331
Inspire Pharmaceuticals *§	1,500	11
IVAX *	6,337	167
Johnson & Johnson	70,575	4,466
K-V Pharmaceutical, Class A *§	1,400	25
King Pharmaceuticals *	5,289	81
Kos Pharmaceuticals *	900	60
Medicines Company *§	1,800	42
Medicis Pharmaceutical, Class A §	1,600	52
Merck	52,294	1,423
MGI Pharma *§	1,600	37
Mylan Laboratories §	5,875	113
Noven Pharmaceuticals *§	2,100	29
Par Pharmaceutical *§	1,300	35
Perrigo §	1,700	24
Pfizer	175,305	4,377
Schering-Plough	35,200	741
Sepracor *§	2,400	142
Valeant Pharmaceuticals §	1,900	38
Watson Pharmaceuticals *	2,400	88
Wyeth	31,700	1,467
		18,488
Total Health Care		46,855

INDUSTRIALS & BUSINESS SERVICES 10.5%
Aerospace & Defense 1.8%
Alliant Techsystems *	825	62
Aviall *§	1,600	54
BE Aerospace *	4,500	75
Boeing	19,400	1,318
Curtiss-Wright	1,000	62
DRS Technologies	1,000	49
Engineered Support System	1,575	65
Esterline Technologies *	900	34
GenCorp *§	2,000	37
General Dynamics	4,500	538
Goodrich	2,740	122
Herley Industries *§	1,900	35
Hexcel *	2,400	44
Honeywell International	19,925	747
L-3 Communication	2,400	190
Ladish Company *§	2,300	40
Lockheed Martin	10,600	647
Mercury Computer Systems *§	1,600	42
MTC Technologies *§	700	22
Northrop Grumman	8,802	478
Pemco Aviation Group *§	1,500	34
Precision Castparts	3,368	179
Raytheon	10,400	395
Rockwell Collins	4,300	208
Teledyne Technologies *	1,500	52
United Industrial §	1,300	47
United Technologies	24,604	1,275
		6,851
Air Freight & Logistics 0.8%
C.H. Robinson Worldwide	2,600	167
EGL *§	1,350	37
Expeditors International of Washington	3,000	170
Fedex	7,300	636
Forward Air	1,650	61
Ryder System	1,500	51
UPS, Class B	26,400	1,825
		2,947
Airlines 0.1%
AirTran *§	4,500	57
Alaska Air Group *§	1,700	50
AMR *§	4,300	48
Continental Airlines, Class B *§	1,400	14
FLYi *§	2,900	1
JetBlue Airways *§	2,175	38
SkyWest §	2,800	75
Southwest Airlines	18,137	269
		552
Building Products 0.2%
AAON *§	1,350	25
American Standard	5,500	256
Ameron International §	600	28
ElkCorp §	1,200	43
Jacuzzi Brands *	4,900	40
Lennox International	2,200	60
Masco	10,300	316
Universal Forest Products §	1,000	57
Water Pik Technologies *§	2,405	49
York International	1,000	56
		930
Commercial Services & Supplies 1.2%
Acco Brands *	869	25
Adesa	1,900	42
Administaff §	1,200	48
Advisory Board *	900	47
Allied Waste Industries *§	7,260	61
ARAMARK, Class B	2,700	72
Avery Dennison	2,800	147
Banta	1,000	51
Brady, Class A	1,800	56
Brinks Company	1,600	66
Cendant	23,754	490
Central Parking §	1,800	27
ChoicePoint *	2,066	89
Cintas	4,500	185
Consolidated Graphics *	1,300	56
Copart *	2,950	70
Corporate Executive Board	1,100	86
Corrections Corp of America *	923	37
CoStar Group *	700	33
Deluxe	1,400	56
DiamondCluster International *	2,000	15
Dun & Bradstreet *	1,600	105
Equifax	3,500	122
Food Technology Service *	8,300	7
G & K Services, Class A	900	35
GEO *§	1,000	27
Herman Miller	1,600	49
HNI Corporation	1,300	78
Hudson Highland Group *	1,314	33
ICT Group *	1,500	18
Ikon Office Solutions §	3,200	32
Imagistics International *§	512	21
John H. Harland §	1,400	62
Korn/Ferry *§	1,300	21
Labor Ready *	3,000	77
Learning Tree International *§	1,700	22
Manpower	1,700	75
McGrath RentCorp §	1,400	40
NCO Group *	1,600	33
PHH *	1,187	33
Pitney Bowes	5,300	221
PRG-Schultz International *§	3,600	11
R.R. Donnelley	5,800	215
RemedyTemp, Class A *	900	8
Republic Services	3,400	120
Robert Half International	4,000	142
Rollins	2,400	47
School Specialty *	1,000	49
SITEL *§	5,500	15
SOURCECORP *	1,300	28
Spherion *	3,200	24
Stericycle *	1,100	63
Team *§	2,300	52
TeleTech Holdings *§	3,200	32
Tetra Tech *	2,025	34
TRM Copy Centers *§	1,400	21
United Stationers *	700	34
Viad	500	14
Waste Connections *	2,000	70
Waste Management	13,460	385
West Corporation *	2,000	75
Westaff *	6,400	29
		4,338
Construction & Engineering 0.2%
EMCOR Group *	700	41
Fluor	2,400	155
Granite Construction §	1,550	59
Insituform Technologies *§	1,600	28
Integrated Electrical Services *§	7,900	22
Jacobs Engineering Group *	1,700	115
McDermott International *§	3,100	113
Quanta Services *§	3,550	45
Shaw Group *§	3,200	79
		657
Electrical Equipment 0.6%
Acuity Brands §	1,500	44
American Power Conversion	5,400	140
American Superconductor *§	3,400	35
AMETEK	1,800	77
Artesyn Technologies *§	3,800	35
AZZ *	1,100	23
Baldor Electric	1,500	38
C&D Technologies	1,800	17
Channell Commercial *	700	7
Cooper Industries, Class A	2,600	180
Emerson Electric	10,400	747
Energy Conversion Devices *§	700	31
Fuelcell Energy *§	1,400	15
General Cable *§	2,700	45
Genlyte Group *	1,100	53
GrafTech International *§	8,400	46
Hubbell, Class B	1,200	56
LSI Industries §	1,712	33
Plug Power *§	6,900	47
Power-One *§	2,000	11
Regal-Beloit §	1,600	52
Rockwell Automation	4,300	227
Technology Research §	700	3
Thomas & Betts *	1,700	58
Ultralife Batteries *§	900	12
Unique Mobility *§	4,400	18
Vicor §	1,900	29
Woodward Governor	700	60
		2,139
Industrial Conglomerates 3.1%
3M	18,300	1,343
Alleghany	204	62
Carlisle Companies	900	57
GE	250,306	8,428
Roper Industries	1,800	71
Teleflex §	900	64
Textron	3,000	215
Tredegar §	1,100	14
Tyco International	47,800	1,331
Walter Industries §	2,500	122
		11,707
Machinery 1.6%
3-D Systems *§	1,200	27
Actuant, Class A §	1,340	63
AGCO *	3,200	58
Ampco Pittsburgh §	2,100	33
Briggs & Stratton	1,000	35
Cascade §	500	24
Caterpillar	15,800	928
Crane	1,400	42
Cummins Engine	1,100	97
Danaher	7,100	382
Deere	5,800	355
Donaldson	2,600	79
Dover	4,400	179
Eaton	3,200	203
EnPro Industries *§	1,268	43
ESCO Electronics *§	1,200	60
Flowserve *	2,000	73
Graco	2,187	75
Harsco	1,100	72
Illinois Tool Works	7,250	597
Ingersoll-Rand, Class A	8,200	313
ITT Industries	2,300	261
JLG Industries §	2,100	77
Joy Global	1,800	91
Kennametal	1,000	49
Lincoln Electric Holdings §	1,400	55
Manitowoc	1,200	60
NACCO Industries	500	57
Navistar *	2,300	75
Nordson	1,600	61
Oshkosh Truck	2,200	95
PACCAR	4,250	289
Pall	3,500	96
Parker Hannifin	3,119	201
Pentair	2,200	80
Robbins & Myers §	1,800	40
SPX	1,604	74
Stewart & Stevenson	1,500	36
Tecumseh Products, Class A §	1,300	28
Terex *	1,800	89
Timken	3,000	89
Toro	1,400	51
Trinity Industries §	1,300	53
Turbochef Technologies *§	2,500	39
Valmont Industries §	2,000	59
Wabtec	2,425	66
Watts Industries, Class A §	1,300	37
Wolverine Tube *	2,800	21
		5,967
Marine 0.1%
Alexander & Baldwin	1,400	75
International Shipholding *§	1,900	32
Kirby Corporation *	1,200	59
Overseas Shipholding Group	1,100	64
		230
Road & Rail 0.6%
Burlington Northern Santa Fe	8,200	490
CNF	1,500	79
CSX	5,000	232
Dollar Thrifty Auto Group *§	1,000	34
Florida East Coast Industries §	1,200	54
J.B. Hunt Transport Services	4,800	91
Kansas City Southern Industries *§	2,600	61
Knight Transportation §	2,100	51
Norfolk Southern	9,500	385
Swift Transportation *§	2,370	42
U.S. Xpress Enterprises *§	2,600	30
Union Pacific	6,300	452
USA Truck *§	2,400	61
Werner Enterprises	2,575	45
		2,107
Trading Companies & Distributors 0.2%
Applied Industrial Technologies §	1,650	59
Fastenal §	1,600	98
GATX §	1,700	67
Huttig Building Products *§	4,044	37
Interline Brands *§	2,000	42
MSC Industrial Direct	1,600	53
UAP Holding	2,100	38
United Rentals *§	2,200	43
W. W. Grainger	2,100	132
		569
Total Industrials & Business Services		38,994

INFORMATION TECHNOLOGY 15.3%
Communications Equipment 2.4%
3 Com *	8,300	34
ADC Telecommunications *	2,321	53
ADTRAN	1,700	54
Anaren *	1,600	23
Andrew *	3,600	40
Avaya *	11,457	118
Avocent *	1,136	36
Bel Fuse, Class A	600	18
Belden CDT §	1,700	33
Black Box	500	21
C-COR.net *§	4,800	32
Carrier Access *§	1,000	5
Centillium Communications *	2,700	10
CIENA *	27,047	71
Cisco Systems *	156,868	2,813
Cognitronics *	3,800	9
Commscope *§	1,300	23
Comverse Technology *	5,000	131
Corning *	32,210	623
Digital Lightwave *§	12,900	3
Ditech Communications *§	3,600	24
Dycom Industries *	1,300	26
EMS Technologies *	300	5
Extreme Networks *	4,900	22
F5 Networks *	800	35
Finisar *§	13,400	18
Foundry Networks *	3,500	44
Harmonic *§	3,359	20
Harris	3,200	134
Inter-Tel §	2,200	46
InterDigital Communication *§	2,300	45
IXIA *§	2,100	31
JDS Uniphase *	30,758	68
Juniper Networks *	13,150	313
Lucent Technologies *§	102,185	332
Mastec *§	4,350	47
Motorola	55,540	1,227
MRV Communications *§	8,360	18
Optical Cable, Warrants, 10/24/07 *	168	0
Packeteer *§	1,500	19
Plantronics	1,200	37
Polycom *	3,900	63
Powerwave Technologies *§	4,837	63
QUALCOMM	38,500	1,723
REMEC §	981	1
Safenet *§	411	15
Scientific-Atlanta	3,600	135
SeaChange International *§	1,500	10
Sonus Networks *§	9,200	53
Stratex Networks *§	4,500	12
Sycamore Networks *§	5,900	22
Tekelec *§	1,600	33
Tellabs *	10,157	107
Terayon Communication Systems *§	9,900	39
Tollgrade Communications *§	900	8
Zhone Technologies *§	5,376	14
		8,959
Computers & Peripherals 2.9%
Adaptec *	2,300	9
Advanced Digital Info *§	3,700	35
Apple Computer *	19,100	1,024
Avid Technology *	700	29
Brocade Communications Systems *	11,060	45
Concurrent Computer *§	6,200	10
Dell *	58,700	2,008
Diebold	1,600	55
Dot Hill *§	4,100	28
Electronics for Imaging *	1,300	30
EMC *	56,276	728
Emulex *	1,600	32
Gateway *§	9,100	25
Hewlett-Packard	69,618	2,033
IBM	38,090	3,056
Imation	800	34
InFocus *	1,800	6
Intergraph *	700	31
Iomega *§	5,300	16
LaserCard *	1,900	17
Lexmark International *	3,000	183
Maxtor *§	9,104	40
McDATA, Class A *§	3,765	20
NCR *	4,400	140
Network Appliance *	9,900	235
Presstek *§	3,000	39
QLogic *	2,711	93
Quantum DLT & Storage Systems Group *§	8,100	25
Rimage *§	2,200	59
Sandisk *	4,300	207
Seagate Technology *	11,600	184
Socket Communications *§	14,700	18
Sun Microsystems *	75,300	295
UNOVA *	2,400	84
Western Digital *§	4,600	59
		10,932
Electronic Equipment & Instruments 0.7%
Aeroflex *§	3,400	32
Agilent Technologies *	11,187	366
Amphenol, Class A	2,300	93
Anixter International *	900	36
Arrow Electronics *	2,600	82
Avnet *	3,548	87
AVX §	4,100	52
Benchmark Electronics *§	850	26
Brightpoint *§	1,200	23
CDW	1,900	112
Coherent *	1,500	44
CTS §	800	10
Daktronics §	1,100	26
Dolby Laboratories, Class A *	2,400	38
DTS *§	1,200	20
Echelon *§	800	7
Electro Scientific Industries *	1,300	29
Ingram Micro, Class A *	3,000	56
Jabil Circuit *	5,000	155
KEMET *§	3,100	26
Landauer §	500	25
Lexar Media *§	2,500	16
Littelfuse *	500	14
Maxwell Technologies *§	900	13
Merix *§	3,800	21
Molex	4,350	116
Napco Security Systems §	3,340	46
National Instruments §	2,500	62
Newport *	1,100	15
Nu Horizons Electronics *§	1,450	10
OYO Geospace *	800	16
Park Electrochemical	1,600	43
PC Connection *§	2,450	13
Plexus *	2,300	39
Research Frontiers *§	1,700	5
Sanmina-SCI *	11,412	49
Sirenza Microdevices *	5,900	19
Solectron *	21,240	83
Somera Communications *§	9,700	10
Symbol Technologies	4,733	46
Taser International *§	2,700	17
Tech Data *	1,300	48
Technitrol	2,700	41
Tektronix	2,100	53
Trimble Navigation *	2,000	67
TTM Technologies *§	2,400	17
Vishay Intertechnology *	6,120	73
X-Rite §	2,000	25
Zomax *	5,700	18
Zygo *§	1,900	29
		2,369
Internet Software & Services 1.2%
Akamai Technologies *§	2,900	46
aQuantive *§	1,800	36
Ariba *§	5,238	30
CNET Networks *§	5,675	77
Digital Insight *	800	21
Digitas *	4,809	55
Earthlink *§	3,930	42
eCollege.com *§	2,800	42
Entrust Technologies *§	5,500	31
Google, Class A *	6,730	2,130
IAC/InterActiveCorp *	9,324	236
Interwoven *	4,389	36
Kana Software *§	3,000	5
MatrixOne *	6,800	36
Monster Worldwide *	3,300	101
NetRatings *§	1,900	29
RealNetworks *§	8,500	48
Register.com *§	4,196	32
S1 *	3,500	14
Sonicwall *§	6,200	39
The Knot *	4,800	53
Tumbleweed Communications *§	4,800	20
United Online §	2,150	30
VeriSign *	6,740	144
Webex Communications *§	1,900	46
webMethods *§	4,510	32
Websense *§	900	46
Yahoo! *	33,232	1,125
		4,582
IT Services 1.3%
Accenture, Class A *	21,800	555
Acxiom	2,000	38
Affiliated Computer Services, Class A *	2,900	158
Alliance Data Systems *	1,400	55
Analysts International *§	5,700	15
AnswerThink *§	1,320	5
Automatic Data Processing	13,700	590
BearingPoint *§	7,300	55
BISYS Group *	3,600	48
CACI International, Class A *	700	42
Ceridian *	3,100	64
Certegy	1,700	68
Checkfree *	3,000	114
CIBER *§	4,100	31
Cognizant Technology Solutions *	3,800	177
Computer Sciences *	4,500	213
Convergys *	3,100	45
CSG Systems International *	1,900	41
DST Systems *	2,100	115
EFunds *	1,706	32
Electronic Clearing House *	1,900	18
Electronic Data Systems	11,400	256
First Data	18,651	746
Fiserv *	4,375	201
Forrester Research *§	2,100	44
Global Payments	880	68
Hewitt Associates, Class A *	2,680	73
Igate Capital *	5,700	21
Indus International *§	900	2
Inforte	700	3
Intelligroup *§	200	0
Intrado *§	700	13
Iron Mountain *	2,975	109
Keane *§	1,456	17
Lightbridge *§	1,678	14
Management Network Group *§	4,400	11
Maximus §	1,400	50
Medquist *§	600	8
MPS Group *	3,200	38
Paychex	8,587	318
Pegasus Solutions *§	2,350	21
Perot Systems, Class A *	2,500	35
RightNow Technologies *§	2,400	35
Sabre Holdings, Class A	3,200	65
Safeguard Scientifics *	4,100	7
Sapient *§	5,500	34
Startek §	1,000	13
Sykes Enterprises *§	1,100	13
Syntel §	1,000	20
Total System Services	4,600	107
Unisys *	7,500	50
Moneygram International	2,200	48
		4,919
Office Electronics 0.1%
Xerox *	19,700	269
Zebra Technologies *	2,150	84
		353
Semiconductor & Semiconductor Equipment 3.1%
Actel *§	1,500	22
Advanced Energy Industries *	3,400	37
Advanced Micro Devices *	9,300	234
Agere Systems *	3,578	37
Altera *	8,600	164
AMIS Holdings *	3,500	41
Amkor Technology *§	8,200	36
Analog Devices	8,300	308
Applied Materials	38,478	653
Applied Micro Circuits *	8,642	26
Atheros Communications *§	4,700	46
Atmel *§	10,600	22
ATMI *§	1,500	46
Axcelis Technologies *	2,114	11
Broadcom, Class A *	7,900	371
Brooks-Pri Automation *	1,000	13
Cabot Microelectronics *§	1,664	49
CEVA *§	1,666	9
Cirrus Logic *§	5,700	43
Cognex	1,300	39
Cohu	1,600	38
Conexant Systems *§	10,416	19
Credence Systems *§	1,300	10
Cymer *	800	25
Cypress Semiconductor *§	2,800	42
Diodes *§	1,450	53
DSP Group *	900	23
Entegris *	6,092	69
ESS Technology *	2,100	7
Fairchild Semiconductor, Class A *	2,600	39
FEI *§	1,300	25
Freescale Semiconductor, Class B *	9,566	226
Helix Technology	1,400	21
Integrated Device Technology *	4,250	46
Integrated Silicon Solution *§	3,100	26
Intel	145,590	3,589
International Rectifier *	1,900	86
Intersil Holding, Class A	2,796	61
KLA-Tencor	5,000	244
Kopin *§	6,500	45
Kulicke & Soffa *§	1,700	12
Lam Research *	3,900	119
Lattice Semiconductor *	4,800	20
Linear Technology	7,200	271
LSI Logic *	8,306	82
LTX *§	4,700	20
Marvell Technology Group *	6,600	304
Mattson Technology *§	3,600	27
Maxim Integrated Products	8,121	346
Micrel *§	4,700	53
Microchip Technology	4,864	146
Micron Technology *§	14,300	190
Microsemi *	2,100	54
MIPS Technologies *§	4,800	33
MKS Instruments *	2,213	38
Monolithic System Technology *§	1,400	8
Nanometrics *§	1,500	17
National Semiconductor	8,900	234
Novellus Systems *	3,200	80
NVIDIA *	4,600	158
Omnivision Technologies *§	3,700	47
ON Semiconductor *§	5,600	29
Pericom Semiconductor *§	3,100	27
Pixelworks *§	2,600	17
Power Integrations *§	700	15
QuickLogic *§	6,700	24
Rambus *§	3,600	44
RF Micro Devices *§	5,300	30
Rudolph Technologies *§	1,600	22
Semitool *§	2,500	20
Semtech *	1,600	26
Silicon Laboratories *§	1,700	52
Silicon Storage Technology *§	2,400	13
Skyworks Solutions *§	3,479	24
STATS ChipPAC ADR *§	271	2
Teradyne *	4,200	69
Texas Instruments	40,200	1,363
Transmeta *§	19,300	27
TriQuint Semiconductor *§	3,890	14
Varian Semiconductor Equipment *§	1,000	42
Veeco *§	700	11
Virage Logic *§	7,800	60
Vitesse Semiconductor *§	6,300	12
Xilinx	8,300	231
Zoran *§	1,614	23
		11,357
Software 3.6%
Activision *	5,366	110
Adobe Systems	11,600	346
Advent Software *	1,300	35
Agile Software *§	1,300	9
Altiris *§	600	9
Ansoft *	2,400	70
Ansys *	2,000	77
Aspen Technology *§	2,900	18
Atari *§	2,700	4
Autodesk	5,300	246
BEA Systems *	10,400	93
BMC Software *	5,000	105
Borland Software *§	3,100	18
Cadence Design Systems *	6,400	103
Citrix Systems *	3,600	91
Computer Associates	13,431	374
Compuware *	11,000	105
Electronic Arts *	7,300	415
Embarcadero *§	900	6
EPlus *	1,800	23
Evans & Sutherland Computer *	2,200	13
FactSet Research Systems §	1,750	62
Fair Isaac	2,072	93
FileNet *	1,400	39
Hyperion Solutions *	870	42
Informatica *§	5,200	63
Internet Security Systems *	2,500	60
Intuit *	4,400	197
Jack Henry & Associates	2,200	43
JDA Software Group *§	2,700	41
Kronos *	1,000	45
Macromedia *	1,580	64
Macrovision *	2,100	40
Manhattan Associates *	1,500	35
Manugistics Group *§	8,800	17
MapInfo *§	1,600	20
McAfee *	3,337	105
Mentor Graphics *	3,500	30
Mercury Interactive *	2,200	87
Micromuse *	5,900	46
Microsoft	256,950	6,611
Midway Games *§	2,839	43
Moldflow *§	1,300	21
Motive *§	600	4
Napster *§	6,313	25
NAVTEQ *	2,200	110
NetIQ *§	2,068	25
NetScout Systems *§	2,200	12
Novell *	8,734	65
ONYX Software *	4,450	16
Open Solutions *§	1,400	31
OPNET Technologies *§	2,200	19
Oracle *	120,500	1,493
Parametric Technology *	5,500	38
Progress Software *	1,500	48
Quality Systems §	400	28
Quest Software *	2,900	44
Red Hat *§	4,300	91
Renaissance Learning §	800	14
Reynolds & Reynolds, Class A	1,400	38
RSA Security *§	2,600	33
Salesforce.com *§	2,500	58
ScanSoft *	924	5
Secure Computing *§	3,600	41
SERENA Software *§	1,700	34
Siebel Systems	11,800	122
Sybase *§	2,210	52
Symantec *	27,864	631
Synopsys *	3,270	62
THQ *§	1,875	40
TIBCO Software *	4,700	39
Ulticom *§	1,100	12
Verity *	3,800	40
Viewpoint Corporation *	7,600	11
WatchGuard Technologies *§	6,300	27
Wind River Systems *	2,772	36
Witness Systems *§	1,400	29
		13,447
Total Information Technology		56,918

MATERIALS 3.0%
Chemicals 1.5%
A. Schulman §	1,600	29
Air Products and Chemicals	5,300	292
Airgas	2,300	68
American Pacific *	100	1
Arch Chemicals	1,400	32
Ashland	1,500	83
Cabot	1,100	36
Calgon Carbon §	3,000	24
Chemtura	7,645	95
Cytec Industries	900	39
Dow Chemical	22,099	921
DuPont	23,109	905
Eastman Chemical	2,200	103
Ecolab	5,900	188
Engelhard	3,200	89
Ferro	1,600	29
FMC *	1,300	74
Georgia Gulf	1,400	34
H.B. Fuller	1,100	34
Hawkins Chemical §	1,300	18
Hercules *	4,400	54
Huntsman *	5,100	100
International Flavors & Fragrances	2,600	93
Kronos Worldwide §	1,768	56
Lubrizol	1,400	61
Lyondell Chemical	6,135	176
MacDermid	1,200	31
Minerals Technologies §	500	29
Monsanto	6,780	425
Mosaic *§	9,400	151
NL Industries §	2,300	43
OMNOVA Solutions *	3,500	15
PPG Industries	4,000	237
Praxair	8,000	383
Rohm & Haas	5,200	214
RPM	3,300	61
Scotts Miracle Gro	700	62
Sensient Technologies	2,000	38
Sigma Aldrich	1,500	96
Spartech	900	18
Symyx Technologies *	700	18
Terra Nitrogen *	400	9
Valhi §	4,000	72
Valspar	2,400	54
W. R. Grace *§	1,500	13
		5,603
Construction Materials 0.1%
Eagle Materials §	766	93
Headwaters *§	1,900	71
Lafarge	1,800	122
Martin Marietta Materials	1,300	102
Vulcan Materials	2,400	178
		566
Containers & Packaging 0.3%
Aptargroup	800	40
Ball	3,500	129
Bemis	2,400	59
Caraustar *§	1,400	15
Chesapeake Corp. §	1,500	28
Crown Cork & Seal *	5,500	88
Longview Fibre	1,400	27
Myers Industries §	3,260	38
Owens-Illinois *	4,100	84
Packaging Corp. of America §	2,000	39
Pactiv *	4,000	70
Rock-Tenn, Class A §	2,000	30
Sealed Air *	1,900	90
Smurfit-Stone Container *	5,690	59
Sonoco Products	1,900	52
Temple-Inland	2,400	98
		946
Metals & Mining 0.7%
AK Steel *§	3,600	31
Alcoa	20,920	511
Allegheny Technologies	2,750	85
Carpenter Technology	1,100	64
Coeur d'Alene Mines *§	13,400	57
Commercial Metals	3,000	101
Freeport McMoRan Copper Gold, Class B	4,300	209
Hecla Mining *§	6,300	28
Meridian Gold *§	3,400	74
Mittal Steel	1,462	42
Newmont Mining §	9,800	462
Nucor	4,300	254
Phelps Dodge	2,228	289
Quanex	800	53
Royal Gold §	1,900	51
Southern Peru Copper §	3,200	179
Steel Dynamics §	1,700	58
Stillwater Mining *§	2,805	26
USX-U.S. Steel Group	3,400	144
Worthington Industries §	3,400	72
		2,790
Paper & Forest Products 0.4%
Badger Paper Mills *	979	1
Bowater	1,400	40
Buckeye Technologies *	2,900	24
FiberMark *	13,600	0
Georgia-Pacific	5,940	202
International Paper	11,484	342
Louisiana Pacific	2,900	80
MeadWestvaco	4,252	118
Neenah Paper §	654	19
P. H. Glatfelter §	2,100	30
Pope & Talbot	900	9
Potlatch	1,200	63
Schweitzer Mauduit §	1,000	22
Wausau Paper §	2,900	36
Weyerhaeuser	4,800	330
		1,316
Total Materials		11,221

TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 1.8%
AT&T	19,223	381
Atlantic Tele Network	1,400	46
BellSouth	42,500	1,118
Centurytel	3,775	132
Cincinnati Bell *	9,348	41
Citizens Communications	10,140	137
Commonwealth Telephone Enterprises	1,100	41
CT Communications §	1,700	21
D&E Communications §	2,849	26
General Communications, Class A *§	4,600	46
IDT *	1,700	21
Level 3 Communications *§	15,000	35
MCI *	8,100	205
NTL *	2,500	167
Panamsat Holding §	2,000	48
Qwest Communications International *§	39,925	164
SBC Communications	77,097	1,848
Time Warner Telecom, Class A *§	3,300	26
US LEC, Class A *§	7,600	15
Verizon Communications	65,860	2,153
		6,671
Wireless Telecommunication Services 0.9%
@Road *§	4,600	21
Alamosa Holdings *	5,000	86
Alltel	8,840	576
American Tower Systems, Class A *	9,420	235
Boston Communications Group *§	1,500	2
Centennial Communications *§	5,800	87
Crown Castle International *	5,900	145
Metro One Telecommunications *§	6,850	5
Nextel Partners, Class A *	5,000	125
NII Holdings, Class B *	1,600	135
Price Communications *§	2,285	38
Sprint Nextel	67,562	1,607
SunCom Wireless Holdings *§	3,600	12
Telephone & Data Systems	1,200	47
Telephone & Data Systems, Special Shares	700	26
U.S. Cellular *	1,800	96
Ubiquitel *	3,000	26
Wireless Facilities *§	1,900	11
		3,280
Total Telecommunication Services		9,951

UTILITIES 3.3%
Electric Utilities 1.4%
Allegheny Energy *§	3,900	120
ALLETE §	1,033	47
American Electric Power	8,440	335
Central Vermont Public Service §	1,100	19
CINergy	4,200	187
Cleco	2,000	47
DPL	3,200	89
DQE	1,700	29
Edison International	6,800	322
El Paso Electric *	2,200	46
Empire District Electronics	2,000	46
Entergy	4,800	357
Exelon	16,024	856
FirstEnergy	7,560	394
FPL Group	8,400	400
Great Plains Energy §	2,200	66
Hawaiian Electric Industries §	1,900	53
IdaCorp §	1,900	57
Madison Gas and Electric §	1,100	40
Northeast Utilities	2,900	58
Otter Tail §	1,800	56
Pinnacle West Capital	2,300	101
Potomac Electric Power	4,300	100
PPL	8,600	278
Progress Energy	5,230	234
Reliant Resources *	6,937	107
Sierra Pacific Resources *	5,600	83
Southern Company	17,700	633
Unisource Energy §	1,500	50
United Illuminating	1,000	52
Westar Energy	1,900	46
		5,308
Gas Utilities 0.3%
Atmos Energy	2,500	71
Cascade Natural Gas §	1,000	22
Equitable Resources	2,800	109
Laclede Gas §	1,100	36
National Fuel Gas Company	2,800	96
NICOR §	1,500	63
ONEOK	3,000	102
Peoples Energy §	1,300	51
Piedmont Natural Gas Company §	2,900	73
Questar	2,400	211
Southern Union *	3,110	80
UGI	3,000	84
Washington Gas Light §	1,200	39
		1,037
Independent Power Producers & Energy Traders 0.5%
AES *	15,855	261
Black Hills §	700	30
Calpine *§	9,800	25
Constellation Energy Group	3,600	222
Duke Energy	22,000	642
Dynegy, Class A *§	13,436	63
NRG Energy *§	2,100	90
TXU	5,700	643
		1,976
Multi-Utilities 1.1%
Alliant	2,200	64
Ameren	3,600	193
Aquila *	9,000	36
Avista	2,000	39
CenterPoint Energy §	7,300	109
CH Energy Group §	900	43
CMS Energy *	5,100	84
Consolidated Edison §	4,800	233
Dominion Resources	7,420	639
DTE Energy	3,749	172
Energy East	3,400	86
KeySpan	4,000	147
MDU Resources Group	2,300	82
NiSource	6,808	165
NSTAR	2,400	69
OGE Energy	1,900	53
PG&E	10,100	396
Public Service Enterprise	5,900	380
Public Service of New Mexico	1,850	53
Puget Energy	2,500	59
SCANA	2,468	104
Sempra Energy	5,851	275
Teco Energy	4,000	72
Vectren	2,300	65
Wisconsin Energy	2,200	88
WPS Resources §	1,200	69
Xcel Energy §	9,330	183
		3,958
Water Utilities 0.0%
Aqua America §	3,043	116
California Water Service Group §	1,100	45
		161
Total Utilities		12,440
Total Common Stocks and Warrants (Cost $305,341)		367,091

CONVERTIBLE PREFERRED STOCKS 0.0%
Simon Property Group §	390	25
Total Convertible Preferred Stocks (Cost $21)		25

SHORT-TERM INVESTMENTS 1.7%
Money Market Fund 1.6%
T. Rowe Price Reserve Investment Fund, 3.79% #†	5,949,537	5,950
		5,950
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 3.20%, 10/13/05 ++	500,000	499
		499
Total Short-Term Investments (Cost $6,449)		6,449

SECURITIES LENDING COLLATERAL 9.7%
Money Market Trust 9.7%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 3.73% #	36,159,689	36,160
Total Securities Lending Collateral (Cost $36,160)		36,160

FUTURES CONTRACTS 0.0%
Variation margin receivable (payable) on open futures
contracts (2)		19
Total Futures Contracts		19

Total Investments in Securities
109.9% of Net Assets (Cost $347,971)		$409,744

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
§	All or a portion of this security is on loan at September 30,
2005 - See Note 2
++	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2005.
†	Affiliated company – See Note 4.
ADR	American Depository Receipts
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio o f Investments.

(2) Open Futures Contracts at September 30, 2005 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 3 S&P 500 contracts,
$77 par of 3.20% U.S. Treasury Bills
pledged as initial margin	12/05	$926	$(1)
Long, 58 S&P Mini 500 contracts,
$298 par of 3.20% U.S. Treasury Bills
pledged as initial margin	12/05	3,579	(6)
Long, 1 S&P Mid-Cap 400 contract,
$22 par of 3.20% U.S. Treasury Bills
pledged as initial margin	12/05	360	4
Long, 1 Russell 2000 contract,
$22 par of 3.20% U.S. Treasury Bills
pledged as initial margin	12/05	336	2
Long, 6 Russell 2000 Emini contracts,
$27 par of 3.20% U.S. Treasury Bills
pledged as initial margin	12/05	403	(2)
Long, 1 S&P Mid-Cap 400 Emini contract,
$4 par of 3.20% U.S. Treasury Bills
pledged as initial margin	12/05	72	1
Net payments (receipts) of variation
margin to date			21
Variation margin receivable (payable)
on open futures contracts			$19

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the entire U.S. stock market, as represented by the Wilshire 5000 Total Market Index.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2005, the value of loaned securities was $35,317,000; aggregate collateral consisted of $36,160,000 in the money market pooled trust and U.S. government securities valued at $13,000.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $347,971,000. Net unrealized gain aggregated $61,751,000 at period-end, of which $95,351,000 related to appreciated investments and $33,600,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $180,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $5,950,000 and $7,086,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005